UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 33.2%
Automotive – 0.4%
Ford Motor Credit Co. LLC
	$3,575,000	3.984%	06/15/16	$ 3,784,049
	1,875,000	8.000	12/15/16	2,259,769

				6,043,818

Banks – 11.0%
Abbey National Treasury Services PLC
	1,750,000	2.875	04/25/14	1,775,432
GBP	1,600,000	2.123 (a)	02/16/15	2,652,454
ANZ Capital Trust II(b)(c)
	$4,525,000	5.360	12/15/49	4,615,500
Bank of America Corp.
	1,650,000	6.000	09/01/17	1,933,252
	3,250,000	5.750	12/01/17	3,782,083
	4,650,000	5.700	01/24/22	5,591,954
Bank of Scotland PLC(b)
	3,900,000	5.250	02/21/17	4,458,621
Barclays Bank PLC(b)
	2,725,000	6.050	12/04/17	3,014,907
BB&T Corp.(c)
	2,025,000	1.600	08/15/17	2,050,650
Capital One Capital III(c)
	1,225,000	7.686	08/15/36	1,225,980
Capital One Capital IV(a)(c)
	3,620,000	6.745	02/17/37	3,622,896
Capital One Financial Corp.
	2,225,000	1.000	11/06/15	2,212,416
Citigroup, Inc.
	7,125,000	5.000	09/15/14	7,505,760
	850,000	4.500	01/14/22	949,043
Commonwealth Bank of Australia(a)(b)(c)
	3,740,000	6.024	03/15/49	3,818,813
Discover Bank
	492,000	8.700	11/18/19	643,543
DnB Boligkreditt AS(b)
	600,000	2.100	10/14/15	621,860
	8,100,000	2.900	03/29/16	8,611,758
ING Bank NV(b)
	4,500,000	2.000	09/25/15	4,533,300
JPMorgan Chase & Co.
	5,600,000	4.350	08/15/21	6,239,356
	1,625,000	3.250	09/23/22	1,673,285
Mizuho Corporate Bank Ltd.(b)
	3,850,000	2.950	10/17/22	3,802,737
Nordea Bank AB(b)
	2,825,000	4.250	09/21/22	2,909,727
Northern Rock Asset Management PLC(b)
	8,900,000	5.625	06/22/17	10,369,299
Regions Financial Corp.
	3,475,000	5.750	06/15/15	3,753,000
Resona Preferred Global Securities Ltd.(a)(b)(c)
	3,650,000	7.191	07/30/49	3,983,139
Royal Bank of Scotland PLC
	2,825,000	2.550	09/18/15	2,888,195
Santander Holdings USA, Inc.(c)
	1,400,000	3.000	09/24/15	1,426,732
Sovereign Bank
	975,000	8.750	05/30/18	1,135,608
Sparebank 1 Boligkreditt AS(b)
	21,700,000	2.625	05/27/16	22,897,293
	7,400,000	2.300%	06/30/17	7,722,640
	8,500,000	1.750	11/15/19	8,396,300

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Stadshypotek AB(b)
$5,500,000	1.875%		10/02/19	$ 5,497,800
Standard Chartered PLC(b)
1,700,000	5.500		11/18/14	1,830,730
SunTrust Banks, Inc.(c)
2,450,000	3.600		04/15/16	2,601,192
U.S. Bancorp
3,750,000	3.442		02/01/16	3,943,474
UBS AG
1,125,000	7.625		08/17/22	1,232,089
Union Bank NA
4,800,000	2.125		06/16/17	4,925,434

				160,848,252

Brokerage – 1.2%
Merrill Lynch & Co., Inc.
2,950,000	6.400		08/28/17	3,471,787
Morgan Stanley, Inc.
1,675,000	6.250	(c)	08/28/17	1,928,303
1,075,000	5.950		12/28/17	1,225,462
5,625,000	6.625	(c)	04/01/18	6,603,385
975,000	5.500	(c)	07/24/20	1,090,051
1,225,000	5.500	(c)	07/28/21	1,390,830
1,475,000	4.875		11/01/22	1,524,738

				17,234,556

Chemicals(c) – 0.9%
CF Industries, Inc.
1,775,000	6.875		05/01/18	2,161,063
Eastman Chemical Co.
1,925,000	2.400		06/01/17	1,994,031
1,650,000	4.800		09/01/42	1,784,291
Ecolab, Inc.
4,650,000	1.450		12/08/17	4,646,344
NewMarket Corp.(b)
2,025,000	4.100		12/15/22	2,070,405

				12,656,134

Distributor(b)(c) – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500		09/30/14	1,827,500

Diversified Manufacturing(c) – 0.2%
General Electric Co.
2,450,000	2.700		10/09/22	2,492,848

Electric(c) – 0.3%
Ipalco Enterprises, Inc.
1,175,000	5.000		05/01/18	1,230,813
PPL WEM Holdings PLC(b)
2,290,000	5.375		05/01/21	2,575,556
Puget Sound Energy, Inc.(a)
880,000	6.974		06/01/67	933,900

				4,740,269

Energy – 3.8%
Anadarko Petroleum Corp.(c)
1,330,000	6.375		09/15/17	1,586,955
BG Energy Capital PLC(a)(c)
3,375,000	6.500		11/30/72	3,601,196

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
BP Capital Markets PLC
$1,925,000	3.200%		03/11/16	$ 2,052,374
4,000,000	4.500	(c)	10/01/20	4,613,013
3,967,000	3.245	(c)	05/06/22	4,162,225
Dolphin Energy Ltd.(b)
1,330,331	5.888	(c)	06/15/19	1,496,623
1,760,000	5.500		12/15/21	2,015,334
Gaz Capital SA for Gazprom(d)
2,690,000	9.250		04/23/19	3,540,712
Nexen, Inc.(c)
2,929,000	6.400		05/15/37	3,790,650
1,800,000	7.500		07/30/39	2,616,055
PTTEP Canada International Finance Ltd.(b)
2,490,000	5.692		04/05/21	2,866,067
Rosneft Oil Co. via Rosneft International Finance Ltd.(b)
1,850,000	4.199		03/06/22	1,884,687
Rowan Cos., Inc.(c)
3,400,000	4.875		06/01/22	3,695,271
TNK-BP Finance SA
1,570,000	7.875		03/13/18	1,907,550
Transocean, Inc.(c)
1,000,000	4.950		11/15/15	1,090,635
1,225,000	6.000		03/15/18	1,428,674
6,320,000	6.500		11/15/20	7,630,420
1,275,000	6.375		12/15/21	1,547,379
Transportadora de Gas Internacional SA(c)
820,000	5.700		03/20/22	906,293
Weatherford International Ltd.(c)
1,921,000	9.625		03/01/19	2,506,548

				54,938,661

Food & Beverage – 2.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS(b)
1,400,000	3.375		11/01/22	1,380,750
Anheuser-Busch InBev Worldwide, Inc.(c)
3,100,000	1.375		07/15/17	3,128,484
Cargill, Inc.(b)(c)
1,100,000	6.625		09/15/37	1,451,463
Diageo Capital PLC(c)
2,850,000	1.500		05/11/17	2,881,771
Heineken NV(b)(c)
2,425,000	3.400		04/01/22	2,529,440
Kraft Foods Group, Inc.(b)
2,350,000	2.250		06/05/17	2,435,814
525,000	3.500		06/06/22	557,642
Mondelez International, Inc.
1,605,000	5.375		02/10/20	1,938,953
1,975,000	6.500		02/09/40	2,636,787
Pernod-Ricard SA(b)(c)
1,050,000	2.950		01/15/17	1,103,167
4,325,000	4.450		01/15/22	4,783,350
SABMiller Holdings, Inc.(b)(c)
5,225,000	3.750		01/15/22	5,642,117

				30,469,738

Health Care - Medical Products(c) – 0.4%
DENTSPLY International, Inc.
1,550,000	2.750		08/15/16	1,592,238
PerkinElmer, Inc.
3,700,000	5.000		11/15/21	4,110,890

				5,703,128

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care - Services(c) – 0.5%
Coventry Health Care, Inc.
$1,606,000	6.300%	08/15/14	$ 1,739,813
Express Scripts Holding Co.
5,050,000	3.125	05/15/16	5,333,077

			7,072,890

Life Insurance(c) – 1.2%
American International Group, Inc.
1,200,000	2.375	08/24/15	1,218,602
Hartford Financial Services Group, Inc.
1,900,000	6.000	01/15/19	2,224,460
Nippon Life Insurance Co.(a)(b)
4,550,000	5.000	10/18/42	4,805,894
Principal Financial Group, Inc.
2,400,000	3.125	05/15/23	2,374,343
Prudential Financial, Inc.(a)
2,800,000	5.625	06/15/43	2,891,000
The Northwestern Mutual Life Insurance Co.(b)
3,600,000	6.063	03/30/40	4,596,095

			18,110,394

Media - Cable – 0.4%
Comcast Cable Communications Holdings, Inc.
1,220,000	8.375	03/15/13	1,239,238
COX Communications, Inc.(b)(c)
2,300,000	3.250	12/15/22	2,371,894
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.(c)
950,000	2.400	03/15/17	972,333
1,775,000	3.800	03/15/22	1,831,079

			6,414,544

Media - Non Cable(c) – 1.0%
NBCUniversal Media LLC
6,175,000	4.375	04/01/21	6,912,385
News America, Inc.
3,800,000	6.150	02/15/41	4,811,327
WPP Finance UK
2,850,000	8.000	09/15/14	3,155,441

			14,879,153

Metals & Mining(c) – 0.7%
Freeport-McMoRan Copper & Gold, Inc.
2,225,000	3.550	03/01/22	2,199,692
Newcrest Finance Pty Ltd.(b)
3,275,000	4.450	11/15/21	3,447,455
Xstrata Finance Canada Ltd.(b)
5,025,000	2.450	10/25/17	5,073,712

			10,720,859

Noncaptive - Financial – 0.8%
Blackstone Holdings Finance Co. LLC(b)(c)
975,000	4.750	02/15/23	1,036,480
1,025,000	6.250	08/15/42	1,157,268
Discover Financial Services(b)(c)
1,583,000	3.850	11/21/22	1,622,672
General Electric Capital Corp.
1,050,000	3.150	09/07/22	1,070,485
2,625,000	5.875	01/14/38	3,174,326

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – (continued)
International Lease Finance Corp.
$4,000,000	5.750%		05/15/16	$ 4,210,000

				12,271,231

Pharmaceuticals(c) – 0.7%
AbbVie, Inc.(b)
7,150,000	1.750		11/06/17	7,234,386
Mylan, Inc.(b)
1,225,000	7.875		07/15/20	1,447,657
Watson Pharmaceuticals, Inc.
1,625,000	3.250		10/01/22	1,659,494

				10,341,537

Pipelines(c) – 1.9%
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950		01/15/14	4,277,580
El Paso Pipeline Partners Operating Co. LLC
1,650,000	6.500		04/01/20	2,004,750
Energy Transfer Partners LP
1,750,000	5.950		02/01/15	1,915,585
1,250,000	6.500		02/01/42	1,506,030
Enterprise Products Operating LLC
1,300,000	5.250		01/31/20	1,530,928
3,200,000	8.375	(a)	08/01/66	3,652,000
1,100,000	7.000	(a)	06/01/67	1,179,750
Tennessee Gas Pipeline Co.
1,450,000	8.375		06/15/32	2,092,566
The Williams Cos., Inc.
2,150,000	3.700		01/15/23	2,172,063
TransCanada PipeLines Ltd.(a)
3,200,000	6.350		05/15/67	3,424,000
Western Gas Partners LP
1,310,000	5.375		06/01/21	1,493,467
1,900,000	4.000		07/01/22	1,998,191

				27,246,910

Property/Casualty Insurance(c) – 0.5%
Arch Capital Group Ltd.
1,375,000	7.350		05/01/34	1,768,685
QBE Insurance Group Ltd.(a)(b)
3,150,000	5.647		07/01/23	3,131,724
Transatlantic Holdings, Inc.
1,925,000	8.000		11/30/39	2,538,116

				7,438,525

Real Estate Investment Trusts(c) – 2.1%
Camden Property Trust
3,575,000	5.700		05/15/17	4,107,480
Developers Diversified Realty Corp.
250,000	9.625		03/15/16	306,875
4,155,000	7.500		04/01/17	4,983,117
Duke Realty LP
2,600,000	4.375		06/15/22	2,736,548
HCP, Inc.
1,500,000	6.300		09/15/16	1,731,152
2,950,000	6.000		01/30/17	3,370,702
Health Care REIT, Inc.
1,557,000	4.125		04/01/19	1,646,753
Kilroy Realty LP
1,125,000	5.000		11/03/15	1,229,936
2,375,000	6.625		06/01/20	2,863,696
ProLogis LP
1,050,000	6.125		12/01/16	1,186,265
1,200,000	1.875	(d)	11/15/37	1,201,320

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts(c) – (continued)
Simon Property Group LP
$3,350,000	10.350%	04/01/19	$ 4,755,912

			30,119,756

Retailers(c) – 0.7%
CVS Caremark Corp.
609,000	5.750	06/01/17	725,916
3,525,000	2.750	12/01/22	3,525,872
LVMH Moet Hennessy Louis Vuitton SA(b)
2,675,000	1.625	06/29/17	2,719,124
Walgreen Co.
1,750,000	1.800	09/15/17	1,762,096
1,550,000	3.100	09/15/22	1,563,319

			10,296,327

Schools(c) – 0.3%
Rensselaer Polytechnic Institute
4,200,000	5.600	09/01/20	4,849,026

Technology - Hardware(c) – 0.5%
Hewlett-Packard Co.
2,775,000	3.000	09/15/16	2,773,327
1,425,000	2.600	09/15/17	1,386,883
514,000	4.300	06/01/21	503,428
NetApp, Inc.
2,575,000	2.000	12/15/17	2,566,955

			7,230,593

Tobacco – 0.1%
Altria Group, Inc.
558,000	9.700	11/10/18	780,594
1,150,000	2.850	08/09/22	1,135,963

			1,916,557

Transportation(c) – 0.7%
Burlington Northern Santa Fe LLC
2,375,000	4.375	09/01/42	2,475,323
ERAC USA Finance LLC(b)
1,950,000	3.300	10/15/22	1,974,276
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
3,000,000	3.125	05/11/15	3,061,020
2,025,000	2.500	03/15/16	2,030,455

			9,541,074

Wirelines Telecommunications(c) – 0.7%
AT&T, Inc.
6,975,000	2.950	05/15/16	7,385,122
2,575,000	2.625	12/01/22	2,576,787
Telefonica Emisiones SAU
675,000	5.462	02/16/21	713,813
			10,675,722

TOTAL CORPORATE OBLIGATIONS			$ 486,080,002

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 51.3%
Adjustable Rate Non-Agency(a) – 2.2%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(b)
	$1,171,987	0.529%	09/20/66	$ 1,089,644
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
	38,759	3.028	08/25/33	40,086
Granite Master Issuer PLC Series 2006-1X, Class A7
GBP	3,899,096	0.614	12/20/54	6,227,181
Granite Master Issuer PLC Series 2006-2, Class A5
EUR	4,394,744	0.310	12/20/54	5,717,442
Granite Master Issuer PLC Series 2006-3, Class A4
	10,970,339	0.291	12/20/54	10,801,297
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	693,907	0.330	12/20/54	902,754
Granite Master Issuer PLC Series 2007-1, Class 2A1
	3,502,578	0.351	12/20/54	3,448,606
Granite Mortgages PLC Series 2003-3, Class 3A
GBP	569,405	0.909	01/20/44	917,121
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
	976,859	0.450	01/19/36	610,859
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	2,003,613	1.016	12/25/46	779,014
Sequoia Mortgage Trust Series 2003-4, Class 1A2
	1,446,757	1.058	07/20/33	1,354,714
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
	86,278	2.461	02/25/33	89,422

				31,978,140

Collateralized Mortgage Obligations – 0.9%
Interest Only(a)(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X
	257,696	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
	818,118	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
	1,047,206	0.605	08/25/33	1
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0
	1,975,450	0.756	06/25/33	4,408

				4,410

Inverse Floaters(a) – 0.1%
GNMA Series 2001-48, Class SA
	70,605	25.808	10/16/31	111,091
GNMA Series 2001-51, Class SA
	138,627	31.594	10/16/31	238,596
GNMA Series 2001-51, Class SB
	143,264	25.808	10/16/31	242,793
GNMA Series 2002-13, Class SB
	178,174	36.591	02/16/32	310,224

				902,704

Planned Amortization Class – 0.0%
FHLMC REMIC Series 2639, Class UL
	41,674	4.750	03/15/22	42,754
FNMA REMIC Series 2003-134, Class ME
	94,280	4.500	06/25/33	99,649
FNMA REMIC Series 2004-64, Class BA
	66,550	5.000	03/25/34	69,915

				212,318

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.8%
NCUA Guaranteed Notes Series 2010-C1, Class APT
$6,959,585	2.650%	10/29/20	$ 7,346,538
NCUA Guaranteed Notes Series 2010-R1, Class 2A
719,400	1.840	10/07/20	728,504
NCUA Guaranteed Notes Series A4
3,500,000	3.000	06/12/19	3,820,495

			11,895,537

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 13,014,969

Commercial Mortgage-Backed Securities – 5.3%
Sequential Fixed Rate – 4.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K019, Class A2
6,600,000	2.272	03/25/22	6,669,952
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
5,000,000	2.373	05/25/22	5,080,657
FNMA ACES Series 2012-M13, Class A2
7,800,000	2.377	05/25/22	7,882,432
FNMA ACES Series 2012-M9, Class A2
2,100,000	2.482	04/25/22	2,143,742
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	9,822,248
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,000,000	5.156	02/15/31	6,697,558
UBS Barclays Commercial Mortgage Trust Series 2012-C3, Class A4
9,850,000	3.091	08/10/49	10,256,649
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
12,400,000	5.509	04/15/47	14,277,520

			62,830,758

Sequential Floating Rate(a) – 1.0%
GS Mortgage Securities Trust Series 2007-GG10, Class A4
3,000,000	5.791	08/10/45	3,456,806
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	11,212,722

			14,669,528

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 77,500,286

Federal Agencies – 42.9%
Adjustable Rate FNMA(a) – 1.0%
15,773	2.335	06/01/33	16,610
2,214,027	2.733	07/01/34	2,369,387
5,610,924	2.623	09/01/34	5,965,012
4,385,250	2.859	05/01/35	4,699,317
1,700,912	2.319	06/01/35	1,794,993

			14,845,319

FHLMC – 9.6%
59,614	6.500	12/01/13	59,593
393	7.000	10/01/14	414
39,110	6.000	12/01/14	39,917
3,192	7.000	05/01/15	3,318
12,513	8.000	07/01/15	13,202
4,217	7.000	02/01/16	4,517
6,661	7.000	03/01/16	7,055
195,696	7.500	05/01/16	210,744
1,722	5.000	01/01/17	1,846
12,272	5.000	02/01/17	13,155
9,229	5.000	03/01/17	9,893

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,083	5.000%	04/01/17	$ 1,160
74,924	5.000	09/01/17	80,316
182,616	5.000	10/01/17	195,758
607	7.000	10/01/17	688
112,891	5.000	11/01/17	121,015
45,925	5.000	12/01/17	49,230
71,055	5.000	01/01/18	76,165
174,728	5.000	02/01/18	187,253
128,956	5.000	03/01/18	138,203
80,986	5.000	04/01/18	86,807
49,505	5.000	05/01/18	53,064
39,310	5.000	06/01/18	42,128
79,158	5.000	07/01/18	84,833
27,943	5.000	08/01/18	29,967
125,890	4.500	09/01/18	133,985
11,214	5.000	10/01/18	12,039
20,474	5.000	11/01/18	22,019
192,929	5.000	06/01/19	208,559
795,711	4.500	10/01/23	867,370
69,747	5.500	10/01/25	75,724
89,794	5.500	11/01/25	97,488
21,703	7.000	06/01/26	25,616
51,766	7.500	03/01/27	60,102
22,829	7.500	12/01/30	26,260
33,336	7.500	01/01/31	38,346
83,232	5.000	10/01/33	89,933
132,481	6.500	10/01/33	149,988
9,986	5.000	04/01/35	10,790
103,328	5.000	07/01/35	111,485
1,232,282	5.000	08/01/35	1,327,768
75,273	5.000	09/01/35	81,105
23,148	5.000	10/01/35	24,942
650,331	5.000	12/01/35	703,064
1,151	5.500	02/01/36	1,248
105,945	4.000	08/01/36	114,118
282,463	4.000	09/01/36	302,973
323,563	4.000	10/01/36	348,524
470,804	4.000	12/01/36	507,125
6,086,038	5.000	02/01/37	6,557,627
21,633	6.000	04/01/37	23,818
16,651	5.000	06/01/37	17,897
1,952,455	5.500	06/01/37	2,106,329
5,415	6.000	07/01/37	5,962
220,210	6.000	09/01/37	242,385
396,428	5.000	02/01/38	427,146
73,416	5.000	03/01/38	78,936
17,010	5.000	06/01/38	18,277
154,294	6.000	07/01/38	170,387
10,811	5.000	09/01/38	11,616
57,455	6.500	09/01/38	63,622
11,634	6.000	10/01/38	12,847
4,545,550	6.000	11/01/38	5,010,403
20,150	5.000	12/01/38	21,651
241,629	6.000	12/01/38	266,830
122,998	6.000	01/01/39	136,154
7,853,534	5.000	02/01/39	8,450,816
649,247	5.000	06/01/39	700,433
417,091	4.500	09/01/39	458,279
67,773	5.000	08/01/40	73,589
15,193	4.500	11/01/40	16,304
113,515	4.500	03/01/41	122,019
58,611	5.000	04/01/41	63,741
89,445	5.000	06/01/41	97,275
1,787,207	4.000	11/01/41	1,926,163
13,000,057	3.000	11/01/42	13,603,462
20,999,992	3.000	12/01/42	21,974,716

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$27,000,900	3.000%	01/01/43	$ 28,254,159
20,000,000	2.500	TBA - 15yr(f)	20,873,438
2,000,000	3.000	TBA - 30yr(f)	2,090,625
13,000,000	5.000	TBA - 30yr(f)	13,996,328
6,000,000	5.500	TBA - 30yr(f)	6,483,281

			141,207,327

FNMA – 32.2%
1,083,295	7.040	08/01/15	1,183,949
72,073	8.500	10/01/15	76,809
2,781	7.000	01/01/16	2,937
4,831,536	2.800	03/01/18	5,209,741
2,936,502	3.740	05/01/18	3,283,117
3,480,000	3.840	05/01/18	3,906,237
823,033	4.500	05/01/18	884,890
1,939,236	4.500	06/01/18	2,084,983
105,662	5.000	06/01/18	114,354
1,101,957	4.500	07/01/18	1,184,776
963,508	4.500	08/01/18	1,035,920
15,188	6.000	08/01/18	16,590
1,526	6.500	10/01/18	1,699
9,000,000	4.506	06/01/19	10,422,294
2,237,894	3.416	10/01/20	2,470,120
1,655,499	3.632	12/01/20	1,830,535
10,057,694	3.763	12/01/20	11,419,180
4,184,823	4.375	06/01/21	4,869,105
5,790,325	5.000	03/01/23	6,343,509
442,926	5.500	09/01/23	476,991
113,840	5.500	10/01/23	122,694
1,257,190	5.000	02/01/24	1,361,054
444,851	5.000	12/01/25	484,613
183,213	7.000	08/01/27	208,737
5,611	6.500	09/01/27	6,247
685,169	7.000	03/01/28	781,725
9,775	6.500	05/01/28	10,884
1,969	5.500	01/01/29	2,257
2,800,521	5.000	03/01/29	3,026,995
187	5.500	04/01/29	205
125,631	5.000	07/01/29	137,110
504,241	5.000	01/01/30	546,852
20,186	8.000	02/01/31	24,081
183,757	7.000	03/01/31	202,551
14,015	5.500	02/01/33	15,375
297,419	5.500	03/01/33	326,278
30,264	5.500	05/01/33	33,191
143,765	5.000	07/01/33	156,102
8,939	5.500	07/01/33	9,804
678,103	5.000	08/01/33	735,924
100,503	5.500	08/01/33	110,224
1,373,416	5.000	09/01/33	1,490,509
185,084	5.500	09/01/33	202,952
7,102	6.500	09/01/33	8,034
3,294	5.500	10/01/33	3,613
45,515	5.500	11/01/33	49,903
56,674	5.000	12/01/33	61,505
10,272	5.500	12/01/33	11,262
16,431	5.500	01/01/34	18,018
36,934	5.500	02/01/34	40,437
7,940	5.000	03/01/34	8,611
4,010	5.500	03/01/34	4,393
5,974	5.500	04/01/34	6,540
758,604	5.500	05/01/34	831,930
15,110	5.000	06/01/34	16,387
29,392	5.500	07/01/34	32,226
12,641	5.000	08/01/34	13,709

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$8,610	5.500%	08/01/34	$ 9,432
6,115	5.000	10/01/34	6,632
404	5.500	10/01/34	442
292,878	5.500	12/01/34	320,106
718	6.000	12/01/34	795
476,379	5.000	04/01/35	517,070
19,329	5.500	04/01/35	21,105
59,368	5.000	05/01/35	64,252
3,675,929	5.000	07/01/35	3,978,367
20,428	5.500	07/01/35	22,283
68,057	5.000	08/01/35	73,656
888	5.500	08/01/35	971
6,900,155	5.000	09/01/35	7,475,993
48,543	5.500	09/01/35	52,980
5,781,055	5.000	10/01/35	6,256,694
1,509,017	5.000	11/01/35	1,636,076
37,428	5.500	11/01/35	40,931
3,994	5.500	12/01/35	4,370
6,381	5.500	01/01/36	6,946
13,888	5.000	02/01/36	15,031
40,227	5.500	02/01/36	43,788
13,355,620	5.000	03/01/36	14,454,459
1,748,745	5.500	03/01/36	1,908,348
73,745	6.000	03/01/36	81,318
24,427	5.500	04/01/36	26,591
17,181	6.000	04/01/36	18,945
72,017	5.000	07/01/36	77,855
88,569	4.000	08/01/36	94,835
278,522	4.000	09/01/36	298,225
3,117,493	5.000	09/01/36	3,373,986
159,508	6.000	10/01/36	173,950
265,407	5.000	12/01/36	287,161
591,429	6.000	12/01/36	644,975
13,148	6.000	01/01/37	14,498
154,379	4.000	02/01/37	165,782
3,796	5.500	02/01/37	4,121
67,281	4.000	03/01/37	72,251
66,600	5.000	04/01/37	71,971
6,585	5.500	04/01/37	7,152
697,887	6.000	04/01/37	760,985
7,797	5.500	05/01/37	8,467
3,151	5.500	06/01/37	3,421
22,244	5.000	08/01/37	24,124
215	5.500	08/01/37	233
1,510	5.500	12/01/37	1,640
29,354	6.000	12/01/37	32,368
10,473,869	5.000	01/01/38	11,335,611
1,981,242	5.000	02/01/38	2,143,567
3,549	5.500	02/01/38	3,856
8,564	5.500	03/01/38	9,303
2,660,827	6.000	04/01/38	2,901,402
3,732	5.500	05/01/38	4,057
15,797	6.000	05/01/38	17,471
763,035	5.000	06/01/38	824,406
11,886	5.500	06/01/38	12,920
13,135	6.000	06/01/38	14,527
14,231	5.500	07/01/38	15,470
33,282	6.000	07/01/38	36,809
1,851,656	5.000	08/01/38	2,004,002
13,217	6.000	08/01/38	14,617
1,380,309	6.000	10/01/38	1,505,147
2,293,814	6.000	11/01/38	2,501,207
274	5.500	12/01/38	303
124,081	4.500	04/01/39	136,349
480,319	5.000	04/01/39	521,014

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$31,631	4.500%	05/01/39	$ 34,759
	24,981	4.500	07/01/39	27,451
	525,993	5.000	07/01/39	570,558
	225,712	4.500	08/01/39	248,028
	1,914,440	6.000	08/01/39	2,087,532
	6,275,742	4.500	10/01/39	6,771,992
	6,258,958	4.500	11/01/39	6,754,339
	1,301,998	4.500	12/01/39	1,430,866
	5,550,949	6.000	01/01/40	6,052,831
	907,084	5.000	07/01/40	989,213
	10,519,792	6.000	07/01/40	11,470,925
	807,720	4.500	08/01/40	872,898
	279,191	5.000	08/01/40	304,469
	2,406,750	4.000	09/01/40	2,582,584
	2,425,656	4.500	10/01/40	2,621,391
	3,816,359	6.000	10/01/40	4,178,190
	39,064	4.000	11/01/40	41,844
	2,092,467	4.000	12/01/40	2,245,340
	2,079,653	4.500	12/01/40	2,247,468
	440,953	4.500	01/01/41	476,535
	365,493	4.500	02/01/41	395,705
	2,768,044	4.500	04/01/41	2,996,851
	4,681,113	4.500	05/01/41	5,068,055
	3,022,847	4.500	07/01/41	3,277,800
	880,474	4.500	08/01/41	953,254
	4,151,457	4.500	09/01/41	4,502,051
	142,962	4.000	10/01/41	153,242
	885,473	4.500	10/01/41	958,666
	2,345,560	4.500	03/01/42	2,555,053
	1,401,221	4.500	04/01/42	1,522,780
	5,938,289	3.500	10/01/42	6,333,427
	2,794,549	3.500	11/01/42	2,987,881
	198,453	3.500	12/01/42	211,658
	26,000,000	2.500	TBA - 15yr(f)	27,188,281
	68,000,000	3.000	TBA -30yr(f)	71,267,189
	15,000,000	3.500	TBA -30yr(f)	15,991,407
	82,000,000	4.000	TBA -30yr(f)	87,887,346
	28,000,000	4.500	TBA -30yr(f)	30,248,750
	19,000,000	6.000	TBA -30yr(f)	20,751,562

				472,338,458

GNMA – 0.1%
	1,626,641	3.950	07/15/25	1,784,644
	37,490	6.000	11/15/38	41,971

				1,826,615

TOTAL FEDERAL AGENCIES				$ 630,217,719

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 752,711,114

Agency Debentures – 5.8%
FHLB
	$27,000,000	0.210%	01/04/13	$ 27,000,135
	2,400,000	5.000	09/28/29	3,075,828
FHLMC
EUR	3,100,000	4.375	01/15/14	4,237,402
	$5,600,000	1.250	08/01/19	5,605,551
	15,000,000	2.375	01/13/22	15,672,505
FNMA
	18,500,000	0.875	10/26/17	18,560,906
	4,200,000	6.250	05/15/29	6,058,121
Kommunalbanken AS(b)
	3,000,000	1.000	09/26/17	2,996,199

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – (continued)
Small Business Administration
120,054	6.300	06/01/18	131,416
Tennessee Valley Authority
1,400,000	4.625	09/15/60	1,664,494

TOTAL AGENCY DEBENTURES			$ 85,002,557

Asset-Backed Securities – 1.8%
Home Equity – 0.7%
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
$67,151	0.469%	10/15/28	$ 63,460
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
315,607	0.429	12/15/29	262,463
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(a)
8,108,130	0.359	11/15/36	6,494,612
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
1,007,210	7.000	09/25/37	868,186
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
1,643,809	7.000	09/25/37	1,472,991
Impac CMB Trust Series 2004-08, Class 1A(a)
494,987	0.930	10/25/34	404,646

			9,566,358

Student Loan(a) – 1.1%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A2
6,433,665	0.470	06/27/22	6,423,217
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A2
3,124,000	0.390	12/26/18	3,120,220
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
550,817	0.420	09/25/23	550,123
College Loan Corp. Trust Series 2004-1, Class A4
3,000,000	0.505	04/25/24	2,910,997
Education Funding Capital Trust I Series 2004-1, Class A2
1,219,057	0.468	12/15/22	1,214,608
GCO Education Loan Funding Trust Series 2006-1, Class A11L
1,500,000	0.542	05/25/36	1,296,627
Northstar Education Finance, Inc. Series 2005-1, Class A1
377,007	0.413	10/28/26	375,666
US Education Loan Trust LLC Series 2006-1, Class A2(b)
688,983	0.441	03/01/25	684,864

			16,576,322

TOTAL ASSET-BACKED SECURITIES			$ 26,142,680

Foreign Debt Obligations – 1.1%
Sovereign – 1.1%
Republic of Chile
$2,240,000	3.625%	10/30/42	$ 2,195,200
Republic of Colombia
2,184,000	4.375	07/12/21	2,517,060
Republic of Indonesia
1,960,000	8.500	10/12/35	3,150,700
Republic of Slovenia(b)
1,300,000	5.500	10/26/22	1,369,875
Russian Federation
100,000	5.000	04/29/20	118,250
5,000,000	4.500	04/04/22	5,731,250

TOTAL FOREIGN DEBT OBLIGATIONS			$ 15,082,335

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 0.6%
California – 0.4%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%	04/01/34	$ 1,321,212
1,650,000	7.550	04/01/39	2,378,970
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	2,044,225

			5,744,407

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350	07/01/35	1,548,429

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	2,032,537

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 9,325,373

Government Guarantee Obligations – 3.4%
Achmea Hypotheekbank NV(b)(g)
$571,000	3.200%	11/03/14	$ 598,574
BRFkredit AS(b)(g)
17,100,000	2.050	04/15/13	17,181,687
FIH Erhvervsbank AS(b)(g)
9,200,000	2.000	06/12/13	9,266,700
Israel Government AID Bond(h)
7,827,000	5.500	09/18/23	10,256,185
600,000	5.500	12/04/23	784,565
2,100,000	5.500	04/26/24	2,775,345
4,700,000	5.500	09/18/33	6,339,592
Swedbank AB(b)(g)
3,100,000	2.900	01/14/13	3,102,359

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 50,305,007

U.S. Treasury Obligations – 9.8%
United States Treasury Bonds
$6,100,000	2.750%	11/15/42	$ 5,876,496
United States Treasury Inflation Protected Securities
1,332,595	1.625	01/15/15	1,416,295
3,822,420	0.125	07/15/22	4,151,492
3,992,508	0.750	02/15/42	4,377,426
United States Treasury Notes
87,900,000	0.250 (i)	05/31/14	87,937,796
39,300,000	0.250	09/30/14	39,308,647

TOTAL U.S. TREASURY OBLIGATIONS			$ 143,068,152

Shares	Rate		Value
Preferred Stocks – 0.1%
Capital One Capital VI(c)
1,300,000	8.875%		$ 1,301,365
CoBank ACB(a)(b)
5,950	6.250		619,730

TOTAL PREFERRED STOCKS – 0.1%			$ 1,921,095

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.1%
Interest Rate Swaptions
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
$9,000,000	2.200%	10/22/14	$ 358,978
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
9,000,000	2.200	10/22/14	75,931
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
9,500,000	2.200	10/22/14	378,921
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
9,500,000	2.200	10/22/14	80,150
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.233%
10,700,000	1.233	10/21/13	135,560
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.233%
10,700,000	1.233	10/21/13	79,932
Deutsche Bank Securities, Inc. Put – OTC – 5 year Interest Rate Swap Strike Price 1.270%
10,700,000	1.270	10/18/13	149,350
Deutsche Bank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.270%
10,700,000	1.270	10/18/13	73,224
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 2.030%
26,300,000	2.030	10/26/15	117,440
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 1.950%
26,400,000	1.950	10/26/15	125,250
JPMorgan Chase Bank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.669%
8,600,000	1.669	10/23/14	177,912
JPMorgan Chase Bank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.669%
8,600,000	1.669	10/23/14	131,282
JPMorgan Chase Bank NA Call – OTC – 2 year Interest Rate Swap Strike Price 1.855%
25,500,000	1.855	11/02/15	133,041

TOTAL OPTIONS PURCHASED – 0.1%			$ 2,016,971

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 1,571,655,286

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(j) – 13.4%
Repurchase Agreement – 13.4%
Joint Repurchase Agreement Account II
$196,700,000	0.221%	01/02/13	$ 196,700,000

TOTAL INVESTMENTS – 120.6%			$ 1,768,355,286

LIABILITIES IN EXCESS OF OTHER ASSETS – (20.6)%			(302,066,231)

NET ASSETS – 100.0%			$ 1,466,289,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $214,324,083, which represents approximately 14.6% of net assets as of December 31, 2012.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2012.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $296,778,207 which represents approximately 20.2% of net assets as of December 31, 2012.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $30,149,320, which represents approximately 2.1% of net assets as of December 31, 2012.

(h)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012. Total market value of these securities amounts to $20,155,687, which represents approximately 1.3% of net assets as of December 31, 2012.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	EUR/USD	03/20/13	$920,668	$1,790
	GBP/USD	03/20/13	1,316,602	16,573
Citibank NA	AUD/USD	03/20/13	1,831,410	2,771
	EUR/USD	03/20/13	1,886,246	34,240
	SEK/EUR	03/20/13	921,989	22,481
	USD/AUD	03/20/13	1,799,407	26,189
	USD/JPY	03/21/13	10,490,232	383,498
	USD/NZD	03/20/13	1,794,766	30,397
Deutsche Bank AG (London)	EUR/USD	03/20/13	21,492,751	186,156
	GBP/USD	03/20/13	920,827	4,770
	NOK/EUR	03/20/13	914,063	10,150
	USD/EUR	03/20/13	2,734,265	15,075
	USD/JPY	03/21/13	7,142,285	201,715
HSBC Bank PLC	NOK/EUR	03/20/13	2,398,756	19,160
	SEK/EUR	03/20/13	4,616,548	63,628
	USD/GBP	03/20/13	1,823,789	5,971
JPMorgan Securities, Inc.	EUR/USD	03/20/13	918,026	974
	USD/EUR	03/20/13	910,101	6,656
Morgan Stanley & Co.	EUR/USD	03/20/13	924,631	6,353
Royal Bank Of Canada	USD/CAD	03/20/13	1,824,985	8,015
State Street Bank	USD/JPY	03/21/13	2,647,496	120,504
UBS AG (London)	EUR/USD	03/20/13	1,853,224	16,207
	USD/CAD	03/20/13	3,876,381	10,598
	USD/GBP	03/20/13	1,830,285	2,667
	USD/NZD	03/20/13	1,808,743	4,783
Westpac Banking Corp.	NZD/AUD	03/20/13	3,627,720	1,425
	USD/AUD	03/20/13	3,836,257	28,990

TOTAL				$1,231,736

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	JPY/USD	03/21/13	$917,761	$(5,239)
	USD/CHF	03/20/13	23,758,825	(442,612)
Citibank NA	JPY/USD	03/21/13	2,665,788	(82,212)
	USD/EUR	02/08/13	14,991,230	(19,083)
Deutsche Bank AG (London)	EUR/USD	03/20/13	918,026	(1,181)
	JPY/USD	03/21/13	4,510,802	(85,198)
HSBC Bank PLC	EUR/SEK	03/20/13	1,971,311	(18,367)
	USD/NOK	03/20/13	828,119	(18,119)
JPMorgan Securities, Inc.	EUR/SEK	03/20/13	3,768,181	(32,673)
	USD/GBP	01/09/13	8,509,604	(174,340)
Morgan Stanley & Co.	EUR/NOK	03/20/13	12,369,357	(9,156)
	EUR/USD	03/20/13	912,742	(1,420)
Royal Bank Of Canada	CAD/USD	03/20/13	804,902	(5,098)
Royal Bank of Scotland PLC	EUR/SEK	03/20/13	917,189	(1,805)
	NZD/USD	03/20/13	1,589,472	(5,653)
UBS AG (London)	EUR/SEK	03/20/13	1,884,211	(11,174)
	JPY/USD	03/21/13	599,231	(15,769)
Westpac Banking Corp.	AUD/USD	03/20/13	2,721,019	(19,342)

TOTAL				$(948,441)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA-30yr	02/12/13	$(46,000,000)	$(48,105,935)
FNMA	5.000	TBA-30yr	01/14/13	(41,000,000)	(44,411,327)

TOTAL (Proceeds Receivable: $92,248,125)					$(92,517,262)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(75)	March 2013	$(18,693,750)	$(86,419)
U.K. Life Long Gilt	51	March 2013	9,852,159	55,647
Ultra Long U.S. Treasury Bonds	684	March 2013	111,214,125	(2,123,903)
2 Year U.S. Treasury Notes	65	March 2013	14,330,469	4,971
5 Year U.S. Treasury Notes	1,814	March 2013	225,687,110	165,765
10 Year U.S. Treasury Notes	(13)	March 2013	(1,726,156)	2,517
30 Year U.S. Treasury Bonds	(668)	March 2013	(98,530,000)	1,166,541

TOTAL				$(814,881)

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC	$18,100	02/28/17	3 month LIBOR	0.750%	$(42,349)	$(25,434)
Citibank NA	17,300	02/28/17	3 month LIBOR	0.750	(17,003)	(47,783)
	5,600	06/19/18	3 month LIBOR	1.000	(21,396)	19,346
	37,500	06/19/20	3 month LIBOR	1.250	247,419	230,639
Credit Suisse First Boston Corp.	59,000	02/28/17	0.750%	3 month LIBOR	352,288	(131,339)
	56,100	05/31/17	3 month LIBOR	0.700	(61,434)	132,636
Deutsche Bank Securities, Inc.	6,000	02/28/17	3 month LIBOR	0.750	(16,629)	(5,841)
	11,800	10/28/17	1.530	3 month LIBOR	—	60,408
	11,900	10/28/17	1.450	3 month LIBOR	—	42,160
	16,600	10/02/18	1.775	3 month LIBOR	—	(6,816)
	9,700	10/18/18	1.894	3 month LIBOR	—	13,893
	27,500	06/19/20	3 month LIBOR	1.250	156,743	193,833
	4,800	04/02/23	3 month LIBOR	1.820	—	27,273
	2,800	04/18/23	3 month LIBOR	1.905	—	(3,077)
	15,500	06/19/43	3 month LIBOR	2.750	(494,503)	740,334
JPMorgan Securities, Inc.	11,500	11/05/17	1.355	3 month LIBOR	—	16,560
Morgan Stanley Capital Services, Inc.	17,600	02/28/17	3 month LIBOR	0.750	(40,524)	(25,386)
	9,000	09/28/18	1.760	3 month LIBOR	—	(5,066)
	2,600	03/28/23	3 month LIBOR	1.813	—	15,233

TOTAL					$62,612	$1,241,573

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index Series 16	$7,350	(1.000)%	06/20/14	0.275%	$(39,632)	$(41,686)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	15,400	(1.000)	06/20/14	0.275	(87,858)	(82,523)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index Series 16	41,100	(1.000)	06/20/14	0.275	(243,460)	(211,260)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index Series 16	13,775	(1.000)	06/20/14	0.275	(69,228)	(83,175)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index Series 16	24,250	1.000	06/20/16	0.655	23,999	270,778
Credit Suisse First Boston Corp.	Prudential Financial, Inc. 4.500%, 7/15/13	1,150	1.000	06/20/15	0.832	(28,809)	33,938
Deutsche Bank Securities, Inc.	MetLife, Inc. 5.000%, 6/15/15	4,200	1.000	03/20/15	0.797	(101,635)	121,935
JPMorgan Securities, Inc.	Prudential Financial, Inc. 4.500%, 7/15/13	975	1.000	06/20/15	0.832	(29,489)	33,837
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index Series 16	27,925	1.000	06/20/16	0.655	26,417	313,031

TOTAL						$(549,695)	$354,875

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2012, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2012	$—	$—

Contracts Written	30,100	667,450
Contracts Bought to Close	(30,100)	(667,450)

Contracts Outstanding December 31, 2012	$—	$—

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,724,727,010

Gross unrealized gain	49,878,044
Gross unrealized loss	(6,249,768)

Net unrealized security gain	$43,628,276

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 34.2%
Automotive – 0.5%
Ford Motor Credit Co. LLC
	$1,125,000	8.000%		12/15/16	$ 1,355,861
	375,000	5.000		05/15/18	414,114

					1,769,975

Banks – 8.7%
Abbey National Treasury Services PLC
GBP	200,000	2.123	(a)	02/16/15	331,557
	$925,000	4.000		04/27/16	974,493
ANZ Capital Trust II(b)(c)
	1,100,000	5.360		07/29/49	1,122,000
Bank of America Corp.
	475,000	6.000		09/01/17	556,542
	325,000	5.650		05/01/18	378,162
	725,000	5.700		01/24/22	871,864
Bank of America N.A.
	1,575,000	6.100		06/15/17	1,811,457
Bank of Scotland PLC(c)
	1,000,000	5.250		02/21/17	1,143,236
Barclays Bank PLC(c)
	650,000	6.050		12/04/17	719,152
Capital One Capital VI(b)
	325,000	8.875		05/15/40	325,341
Capital One Financial Corp.
	550,000	1.000		11/06/15	546,889
Citigroup, Inc.
	925,000	5.000		09/15/14	974,432
	305,000	6.125		11/21/17	361,958
	600,000	4.500		01/14/22	669,913
Fifth Third Bancorp
	300,000	3.625		01/25/16	320,279
HSBC Holdings PLC
	1,000,000	6.800		06/01/38	1,278,470
ING Bank NV(c)
	1,100,000	2.000		09/25/15	1,108,140
JPMorgan Chase & Co.
	575,000	4.350		08/15/21	640,648
	375,000	3.250		09/23/22	386,143
Mizuho Corporate Bank Ltd.(c)
	675,000	2.550		03/17/17	705,856
	275,000	2.950		10/17/22	271,624
MUFG Capital Finance 1 Ltd.(a)(b)
	450,000	6.346		07/29/49	496,213
Northern Rock Asset Management PLC(c)
	2,200,000	5.625		06/22/17	2,563,198
Regions Bank
	600,000	7.500		05/15/18	714,750
Regions Financial Corp.
	325,000	5.750		06/15/15	351,000
Resona Preferred Global Securities Ltd.(a)(b)(c)
	550,000	7.191		07/30/49	600,199
Royal Bank of Scotland PLC
	675,000	2.550		09/18/15	690,100
Santander Holdings USA, Inc.
	$270,000	4.625		04/19/16	285,274
Sparebank 1 Boligkreditt AS(c)
	1,900,000	2.625		05/27/16	2,004,832
	1,500,000	2.300		06/30/17	1,565,400
	1,900,000	1.750		11/15/19	1,876,820

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Stadshypotek AB(c)
$1,400,000	1.875%		10/02/19	$ 1,399,440
Standard Chartered PLC(c)
425,000	5.500		11/18/14	457,682
Swedbank Hypotek AB(a)(c)
400,000	0.760		03/28/14	401,456
The Bear Stearns Cos. LLC
750,000	7.250		02/01/18	938,719
UBS AG
250,000	7.625		08/17/22	273,797
Union Bank NA
1,075,000	2.125		06/16/17	1,103,092

				31,220,128

Brokerage – 0.9%
Morgan Stanley, Inc.
875,000	6.250	(b)	08/28/17	1,007,323
525,000	6.625	(b)	04/01/18	616,316
525,000	7.300	(b)	05/13/19	636,379
450,000	5.500	(b)	07/28/21	510,917
525,000	4.875		11/01/22	542,703

				3,313,638

Chemicals(b) – 1.1%
Ashland, Inc.(c)
900,000	4.750		08/15/22	933,750
CF Industries, Inc.
275,000	7.125		05/01/20	346,537
Eastman Chemical Co.
850,000	2.400		06/01/17	880,482
Ecolab, Inc.
425,000	3.000		12/08/16	451,177
300,000	4.350		12/08/21	335,602
Rockwood Specialties Group, Inc.
875,000	4.625		10/15/20	905,625
The Dow Chemical Co.
214,000	7.600		05/15/14	233,344

				4,086,517

Construction Machinery(b) – 0.2%
Case New Holland, Inc.
750,000	7.750		09/01/13	780,000

Consumer Cyclical Services(b) – 0.9%
Equinix, Inc.
1,550,000	7.000		07/15/21	1,720,500
Lender Process Services, Inc.
350,000	5.750		04/15/23	362,250
PVH Corp.
900,000	4.500		12/15/22	909,000
United Rentals North America, Inc.
250,000	8.250		02/01/21	281,875

				3,273,625

Defense(b) – 0.2%
United Technologies Corp.
650,000	3.100		06/01/22	688,308

Diversified Manufacturing(b) – 0.4%
General Electric Co.
800,000	2.700		10/09/22	813,991

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing(b) – (continued)
Xylem, Inc.
$550,000	3.550%		09/20/16	$ 585,765

				1,399,756

Electric(b) – 0.5%
Arizona Public Service Co.
375,000	8.750		03/01/19	496,864
Ipalco Enterprises, Inc.
300,000	5.000		05/01/18	314,250
Nevada Power Co.
225,000	7.125		03/15/19	288,985
PPL WEM Holdings PLC(c)
505,000	5.375		05/01/21	567,972
Puget Sound Energy, Inc.(a)
250,000	6.974		06/01/67	265,313

				1,933,384

Energy – 4.0%
BP Capital Markets PLC
325,000	3.200		03/11/16	346,505
1,000,000	4.500	(b)	10/01/20	1,153,253
675,000	3.245	(b)	05/06/22	708,218
Continental Resources, Inc.(b)
1,675,000	5.000		09/15/22	1,800,625
Gaz Capital SA for Gazprom
870,000	9.250	(d)	04/23/19	1,145,137
200,000	4.950		07/19/22	214,250
Lukoil International Finance BV(b)
300,000	6.656		06/07/22	365,250
Nexen, Inc.(b)
325,000	6.400		05/15/37	420,608
375,000	7.500		07/30/39	545,012
Petrobras International Finance Co.(b)
60,000	5.750		01/20/20	68,124
450,000	5.375		01/27/21	505,620
Petroleos Mexicanos(b)
270,000	5.500		01/21/21	315,225
Plains Exploration & Production Co.(b)
100,000	6.125		06/15/19	109,000
PTTEP Canada International Finance Ltd.(c)
460,000	5.692		04/05/21	529,474
Range Resources Corp.(b)
150,000	7.250		05/01/18	157,688
Rosneft Oil Co. via Rosneft International Finance Ltd.(c)
1,290,000	4.199		03/06/22	1,314,187
Rowan Cos., Inc.(b)
725,000	4.875		06/01/22	787,962
TNK-BP Finance SA
280,000	7.500		07/18/16	324,100
Transocean, Inc.(b)
250,000	6.000		03/15/18	291,566
1,600,000	6.500		11/15/20	1,931,752
300,000	6.375		12/15/21	364,089
Transportadora de Gas Internacional SA(b)
330,000	5.700		03/20/22	364,728
Weatherford International Ltd.(b)
400,000	9.625		03/01/19	521,926

				14,284,299

Environmental(b) – 0.1%
Clean Harbors, Inc.
330,000	5.250		08/01/20	344,850

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 1.6%
Anadolu Efes Biracilik ve Malt Sanayii AS(c)
$600,000	3.375%	11/01/22	$ 591,750
Constellation Brands, Inc.(b)
900,000	6.000	05/01/22	1,031,625
Ingredion, Inc.(b)
375,000	1.800	09/25/17	375,564
Kraft Foods Group, Inc.(c)
400,000	2.250	06/05/17	414,607
Mondelez International, Inc.
275,000	5.375	02/10/20	332,219
625,000	6.500	02/09/40	834,426
Pernod-Ricard SA(b)(c)
550,000	2.950	01/15/17	577,849
800,000	4.450	01/15/22	884,782
SABMiller Holdings, Inc.(b)(c)
600,000	2.450	01/15/17	625,437

			5,668,259

Food & Drug Retailers(b) – 0.5%
CVS Caremark Corp.
1,300,000	2.750	12/01/22	1,300,322
Walgreen Co.
450,000	1.800	09/15/17	453,110

			1,753,432

Gaming(b) – 0.3%
MGM Resorts International
900,000	6.625	12/15/21	904,500

Health Care - Services(b) – 0.4%
Cigna Corp.
375,000	2.750	11/15/16	394,063
Express Scripts Holding Co.(c)
400,000	2.650	02/15/17	414,795
HCA, Inc.
250,000	7.875	02/15/20	278,750
325,000	7.500	02/15/22	372,125

			1,459,733

Home Construction(b) – 0.3%
D.R. Horton, Inc.
900,000	4.375	09/15/22	920,250

Life Insurance(b) – 1.3%
American General Capital II
425,000	8.500	07/01/30	531,250
MetLife Capital Trust X(c)
400,000	9.250	04/08/38	552,000
Nippon Life Insurance Co.(a)(c)
1,025,000	5.000	10/18/42	1,082,647
Principal Financial Group, Inc.
575,000	3.125	05/15/23	568,853
Prudential Financial, Inc.(a)
1,200,000	5.625	06/15/43	1,239,000
The Northwestern Mutual Life Insurance Co.(c)
650,000	6.063	03/30/40	829,850

			4,803,600

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Cable(b) – 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
$900,000	5.250%	09/30/22	$ 915,750
COX Communications, Inc.(c)
550,000	3.250	12/15/22	567,192
CSC Holdings LLC
432,000	8.625	02/15/19	518,400
DISH DBS Corp.
125,000	7.125	02/01/16	139,688
775,000	6.750	06/01/21	881,562
Videotron Ltd.
825,000	5.000	07/15/22	866,250
Virgin Media Finance PLC
500,000	5.250	02/15/22	531,620

			4,420,462

Media - Non Cable(b) – 1.1%
NBCUniversal Media LLC
1,375,000	4.375	04/01/21	1,539,195
News America, Inc.
675,000	6.150	02/15/41	854,644
Nielsen Finance LLC/Nielson Finance Co.(c)
900,000	4.500	10/01/20	895,500
WPP Finance UK
551,000	8.000	09/15/14	610,052

			3,899,391

Metals & Mining(b)(c) – 0.3%
Xstrata Finance Canada Ltd.
1,180,000	2.450	10/25/17	1,191,439

Noncaptive - Financial – 0.9%
Blackstone Holdings Finance Co. LLC(b)(c)
250,000	4.750	02/15/23	265,764
225,000	6.250	08/15/42	254,034
Capital One Capital III(b)
925,000	7.686	08/15/36	925,740
Discover Financial Services(b)(c)
400,000	3.850	11/21/22	410,025
GE Capital Trust I(a)(b)
458,000	6.375	11/15/67	480,900
General Electric Capital Corp.
275,000	5.875	01/14/38	332,548
GEO Maquinaria(b)(c)
224,825	9.625	05/02/21	211,307
International Lease Finance Corp.
375,000	8.250	12/15/20	447,188

			3,327,506

Packaging(b) – 0.8%
Ball Corp.
825,000	5.000	03/15/22	882,750
Reynolds Group Issuer, Inc.(c)
875,000	5.750	10/15/20	902,344
Sealed Air Corp.(c)
775,000	8.375	09/15/21	885,437

			2,670,531

Pharmaceuticals(b) – 0.7%
AbbVie, Inc.(c)
1,750,000	1.750	11/06/17	1,770,654

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals(b) – (continued)
Mylan, Inc.(c)
$325,000	7.875%		07/15/20	$ 384,072
Watson Pharmaceuticals, Inc.
425,000	3.250		10/01/22	434,022

				2,588,748

Pipelines – 2.0%
Access Midstream Partners LP/ACMP Finance Corp.(b)
900,000	4.875		05/15/23	915,750
Boardwalk Pipelines LP(b)
575,000	5.875		11/15/16	650,650
El Paso LLC(b)
500	7.750		01/15/32	591
El Paso Pipeline Partners Operating Co. LLC(b)
700,000	6.500		04/01/20	850,500
Enterprise Products Operating LLC(a)(b)
550,000	8.375		08/01/66	627,687
775,000	7.034		01/15/68	888,344
Southern Star Central Gas Pipeline, Inc.(b)(c)
300,000	6.000		06/01/16	327,860
Southern Union Co.(a)(b)
1,075,000	3.330		11/01/66	921,812
Tennessee Gas Pipeline Co. LLC
325,000	7.625		04/01/37	463,820
The Williams Cos., Inc.(b)
550,000	3.700		01/15/23	555,644
TransCanada PipeLines Ltd.(a)(b)
875,000	6.350		05/15/67	936,250

				7,138,908

Property/Casualty Insurance(b) – 0.3%
QBE Capital Funding III Ltd.(a)(c)
525,000	7.250		05/24/41	543,375
Transatlantic Holdings, Inc.
275,000	8.000		11/30/39	362,588

				905,963

Real Estate Investment Trust(b) – 1.8%
Developers Diversified Realty Corp.
65,000	9.625		03/15/16	79,788
755,000	7.500		04/01/17	905,476
ERP Operating LP
450,000	4.625		12/15/21	502,128
HCP, Inc.
525,000	6.000		01/30/17	599,871
500,000	2.625		02/01/20	495,504
Healthcare Realty Trust, Inc.
550,000	6.500		01/17/17	629,062
Liberty Property LP
775,000	4.750		10/01/20	843,132
ProLogis LP
325,000	1.875	(d)	01/15/13	325,357
275,000	6.125		12/01/16	310,688
Simon Property Group LP
625,000	10.350		04/01/19	887,297
WEA Finance LLC/WT Finance Australia Property Ltd.(c)
150,000	7.500		06/02/14	163,205
700,000	3.375		10/03/22	719,398

				6,460,906

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Schools(b) – 0.3%
Rensselaer Polytechnic Institute
$850,000	5.600%	09/01/20	$ 981,350

Technology(b) – 0.9%
Fidelity National Information Services, Inc.
425,000	7.875	07/15/20	480,250
Hewlett-Packard Co.
525,000	3.000	09/15/16	524,684
375,000	2.600	09/15/17	364,969
239,000	4.300	06/01/21	234,084
NetApp, Inc.
625,000	2.000	12/15/17	623,047
Tech Data Corp.
1,025,000	3.750	09/21/17	1,037,516

			3,264,550

Tobacco – 0.1%
Altria Group, Inc.
275,000	2.850	08/09/22	271,644

Wireless Telecommunications – 0.7%
Crown Castle International Corp.(b)(c)
850,000	5.250	01/15/23	905,250
Sprint Nextel Corp.(b)
900,000	7.000	08/15/20	983,250
VimpelCom Holdings BV(c)
200,000	7.504	03/01/22	228,750
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(c)
230,000	6.493	02/02/16	247,250

			2,364,500

Wirelines Telecommunications – 1.2%
AT&T, Inc.(b)
725,000	2.950	05/15/16	767,629
1,075,000	2.625	12/01/22	1,075,746
472,000	4.350 (c)	06/15/45	473,920
Frontier Communications Corp.(b)
625,000	6.250	01/15/13	628,125
750,000	8.500	04/15/20	860,625
MTS International Funding Ltd.
100,000	8.625	06/22/20	125,750
Telefonica Emisiones SAU(b)
175,000	5.462	02/16/21	185,063
Verizon Communications, Inc.(b)
200,000	6.400	02/15/38	266,874

			4,383,732

TOTAL CORPORATE OBLIGATIONS			$ 122,473,884

Mortgage-Backed Obligations – 49.8%
Adjustable Rate Non-Agency(a) – 4.1%
Banc of America Funding Corp. Series 2007-E, Class 4A1
$795,923	3.018%	07/20/47	$ 613,071
Countrywide Alternative Loan Trust Series 2005-38, Class A3
234,284	0.560	09/25/35	181,662
Countrywide Alternative Loan Trust Series 2007-OA6, Class A1A
2,451,227	0.350	06/25/37	1,770,034

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 2A1A
	$1,887,893	1.105%	04/19/47	$ 1,451,502
Granite Master Issuer PLC Series 2005-2, Class A7
GBP	132,173	0.814	12/20/54	211,075
Granite Master Issuer PLC Series 2006-1X, Class A7
	958,253	0.614	12/20/54	1,530,409
Granite Master Issuer PLC Series 2006-2, Class A5
EUR	363,475	0.310	12/20/54	472,871
Granite Master Issuer PLC Series 2006-3, Class A4
	$3,502,578	0.291	12/20/54	3,448,607
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	66,086	0.330	12/20/54	85,977
Granite Mortgages PLC Series 2003-3, Class 3A
GBP	89,906	0.909	01/20/44	144,808
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
	$450,782	0.390	11/19/36	330,236
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	304,171	2.617	08/25/35	244,458
Lehman XS Trust Series 2007-4N, Class 1A1
	489,210	0.340	03/25/47	413,176
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B
	500,903	1.366	12/25/46	208,873
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
	352,398	3.232	09/25/35	316,814
Residential Funding Mortgage Securities I Series 2007-SA2, Class 2A1
	736,104	3.349	04/25/37	594,288
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22, Class 1A4
	2,804,055	2.633	12/25/35	1,745,622
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
	998,179	2.932	02/25/36	791,864
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
	379,803	2.469	03/25/36	316,476

				14,871,823

Collateralized Mortgage Obligations – 3.4%
Interest Only – 0.1%
FHLMC REMIC Series 4122, Class CI
	1,466,196	3.500	10/15/42	180,321
FNMA REMIC Series 2012-114, Class NI
	1,310,973	3.500	10/25/41	144,445
FNMA REMIC Series 2012-140, Class PI
	1,618,984	3.500	12/25/42	180,218

				504,984

Planned Amortization Class – 0.1%
FNMA REMIC Series 2005-70, Class PA
	242,920	5.500	08/25/35	270,092

Sequential Fixed Rate – 0.8%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
	491,907	6.000	03/25/35	411,723
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A7
	508,644	6.000	02/25/37	419,346
NCUA Guaranteed Notes Series 2010-C1, Class APT
	1,206,328	2.650	10/29/20	1,273,400

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
NCUA Guaranteed Notes Series A4
	$600,000	3.000%	06/12/19	$ 654,942

				2,759,411

Sequential Floating Rate(a) – 2.4%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	1,178,337	0.604	09/20/66	1,469,026
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	$285,078	0.529	09/20/66	265,049
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
	5,354,922	0.460	11/25/36	1,404,372
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
	5,681,549	0.490	08/25/36	1,952,825
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2007-BAR1, Class A3
	4,000,000	0.370	03/25/37	1,932,187
FNMA REMIC Series 2010-126, Class LS
	2,132,538	4.787	11/25/40	189,750
FNMA REMIC Series 2011-63, Class FG
	739,299	0.660	07/25/41	740,748
FNMA REMIC Series 2012-128, Class SB
	3,935,913	5.940	11/25/42	723,747

				8,677,704

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 12,212,191

Commercial Mortgage-Backed Securities – 1.3%
Sequential Fixed Rate – 0.9%
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM
	100,000	5.347	12/10/46	110,674
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class AM
	325,000	4.063	12/10/44	358,867
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
	1,500,000	4.317	11/25/19	1,737,014
FNMA ACES Series 2012-M8, Class A2
	400,000	2.349	05/25/22	404,643
FNMA ACES Series 2012-M8, Class ASQ2
	400,000	1.520	12/25/19	409,077

				3,020,275

Sequential Floating Rate(a) – 0.4%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
	225,000	5.644	04/10/49	253,065
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM
	225,000	5.717	06/11/40	253,057
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class B
	225,000	4.934	12/10/44	251,822
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class C
	150,000	5.649	12/10/44	168,666
FREMF Mortgage Trust Series 2012-K17, Class B(c)
	275,000	4.350	12/25/44	287,622
FREMF Mortgage Trust Series 2012-K707, Class C(c)
	200,000	3.882	01/25/47	196,044
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM
	50,000	5.478	02/12/44	56,162

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM
$50,000	5.931%	12/15/44	$ 47,837

			1,514,275

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 4,534,550

Federal Agencies – 41.0%
Adjustable Rate FHLMC(a) – 0.0%
156,818	2.858	09/01/35	165,872

FHLMC – 10.2%
55,686	5.000	05/01/18	59,707
25,284	5.000	10/01/33	27,319
29,826	5.000	07/01/35	32,181
414,729	5.000	08/01/35	446,865
25,333	5.000	09/01/35	27,296
64,118	5.000	12/01/35	69,086
2,048,275	5.000	02/01/37	2,206,990
149,243	6.500	08/01/37	165,753
7,880	6.000	09/01/37	8,674
341,960	6.500	10/01/37	380,323
133,419	5.000	02/01/38	143,757
9,923	6.000	02/01/38	10,938
24,708	5.000	03/01/38	26,566
5,700	5.000	06/01/38	6,124
58,846	6.000	07/01/38	64,984
196,812	6.500	09/01/38	217,938
10,252	6.000	10/01/38	11,321
6,782	5.000	12/01/38	7,287
1,940,050	5.000	02/01/39	2,087,591
22,809	5.000	08/01/40	24,766
21,532	4.500	03/01/41	23,145
19,726	5.000	04/01/41	21,453
30,103	5.000	06/01/41	32,738
893,603	4.000	11/01/41	963,081
6,000,004	3.000	10/01/42	6,278,497
7,999,905	3.000	11/01/42	8,371,224
3,000,001	3.000	12/01/42	3,139,247
3,000,300	3.000	01/01/43	3,139,560
3,000,000	2.500	TBA - 15yr(e)	3,131,016
1,000,000	3.000	TBA - 30yr(e)	1,045,313
3,000,000	5.000	TBA - 30yr(e)	3,229,922
1,000,000	5.500	TBA - 30yr(e)	1,080,547

			36,481,209

FNMA – 30.7%
967,678	3.070	12/01/17	1,040,528
773,046	2.800	03/01/18	833,559
1,859,784	3.740	05/01/18	2,079,308
630,000	3.840	05/01/18	707,164
6,261	6.000	12/01/18	6,839
1,600,000	4.506	06/01/19	1,852,852
389,199	3.416	10/01/20	429,586
292,147	3.632	12/01/20	323,036
1,855,303	3.763	12/01/20	2,106,451
1,096,025	4.374	06/01/21	1,275,242
76,854	6.000	06/01/21	83,897
125,448	5.000	08/01/23	136,572
76,689	5.500	09/01/23	82,587
37,947	5.500	10/01/23	40,898
314,298	5.000	02/01/24	340,263
1,835,622	5.500	05/01/25	1,979,082
476,422	5.000	04/01/29	512,975

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$69	6.000%	03/01/32	$ 77
191,983	6.000	12/01/32	212,119
2,763	5.000	01/01/33	2,999
2,531	6.000	05/01/33	2,797
9,897	5.000	08/01/33	10,742
2,195	5.500	09/01/33	2,404
497	6.000	12/01/33	552
3,084	5.500	02/01/34	3,377
34,800	6.000	02/01/34	38,463
499	5.500	04/01/34	546
24,456	5.500	12/01/34	26,729
185,056	5.000	04/01/35	200,551
757	6.000	04/01/35	832
960,013	5.000	05/01/35	1,038,999
959,753	5.000	07/01/35	1,040,857
4,054	5.500	09/01/35	4,424
2,508	6.000	02/01/36	2,761
16,177	6.000	03/01/36	17,836
24,466	6.000	04/01/36	26,979
4,772,497	5.000	07/01/36	5,160,583
336	5.500	02/01/37	365
490	5.500	04/01/37	532
651	5.500	05/01/37	707
1,619,404	6.000	06/01/37	1,765,821
20,845	5.000	08/01/37	22,526
29,354	6.000	12/01/37	32,368
758	5.500	03/01/38	824
4,254,563	5.000	05/01/38	4,596,758
229,557	6.000	05/01/38	250,558
724	5.500	06/01/38	787
13,135	6.000	06/01/38	14,527
975	5.500	07/01/38	1,059
33,282	6.000	07/01/38	36,809
700	5.500	08/01/38	761
13,217	6.000	08/01/38	14,617
547	5.500	09/01/38	595
976,983	6.000	11/01/38	1,065,316
361	5.500	12/01/38	393
325,345	6.000	12/01/38	354,770
488,736	6.000	01/01/39	532,925
50,512	6.000	03/01/39	55,079
46,788	4.500	04/01/39	51,414
170,815	5.000	04/01/39	185,287
19,468	4.500	07/01/39	20,997
54,780	4.500	08/01/39	60,195
1,698,963	6.000	08/01/39	1,852,573
1,892,632	6.000	09/01/39	2,063,752
18,480	6.000	10/01/39	20,151
58,104	4.500	11/01/39	64,103
478,635	4.500	12/01/39	525,956
601,687	4.000	09/01/40	645,646
28,036	4.000	10/01/40	30,030
221,888	4.500	10/01/40	239,793
933,261	6.000	10/01/40	1,021,744
155,005	4.000	11/01/40	166,032
1,310,064	4.000	12/01/40	1,403,265
670,856	4.500	12/01/40	724,990
24,804	4.000	01/01/41	26,569
24,852	4.000	02/01/41	26,639
62,390	4.000	03/01/41	66,877
44,828	4.000	08/01/41	48,051
196,505	4.500	08/01/41	212,748
37,010	4.000	09/01/41	39,671
53,143	4.500	10/01/41	57,536
807,095	4.500	12/01/41	873,810

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$37,612	4.000%	01/01/42	$ 40,552
	2,969,144	3.500	10/01/42	3,166,713
	998,053	3.500	11/01/42	1,067,101
	4,000,000	2.500	TBA - 15yr(e)	4,182,812
	19,000,000	3.000	TBA - 30yr(e)	19,912,891
	4,000,000	3.500	TBA - 30yr(e)	4,264,375
	14,000,000	4.000	TBA - 30yr(e)	15,005,157
	18,000,000	4.500	TBA - 30yr(e)	19,445,625
	2,000,000	6.000	TBA - 30yr(e)	2,184,375

				110,070,993

GNMA – 0.1%
	256,838	3.950	07/15/25	281,786
	5,695	5.500	05/15/36	6,250

				288,036

TOTAL FEDERAL AGENCIES				$ 147,006,110

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 178,624,674

Agency Debentures – 1.8%
FHLB(f)
	$2,400,000	4.625%	09/11/20	$ 2,921,334
FHLMC
	700,000	0.500	10/15/13	701,759
EUR	600,000	4.375	01/15/14	820,142
	$600,000	2.375	01/13/22	626,900
FNMA
	300,000	4.125	04/15/14	314,907
	800,000	6.250	05/15/29	1,153,928

TOTAL AGENCY DEBENTURES				$ 6,538,970

Asset-Backed Securities – 9.7%
Collateralized Loan Obligations(a) – 7.2%
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(c)
	$438,055	0.559%	06/20/17	$ 435,876
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(c)
	1,250,000	1.563	11/21/22	1,209,735
ECP CLO Ltd. Series 2008-1A, Class A1(c)
	3,600,000	1.158	03/17/22	3,549,485
Gleneagles CLO Ltd. Series 2005-1A, Class A1(c)
	1,829,328	0.588	11/01/17	1,780,110
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A(c)
	1,200,000	1.020	10/18/21	1,184,965
KKR Financial CLO Ltd. Series 2006-1A, Class A1(c)
	396,386	0.592	08/25/18	390,466
KKR Financial CLO Ltd. Series 2007-AA, Class A(c)
	296,541	1.090	10/15/17	295,080
Liberty CLO Ltd. Series 2005-1A, Class A1C(c)
	3,765,344	0.563	11/01/17	3,669,501
Lightpoint CLO Ltd. Series 2005-3A, Class A1A(c)
	455,269	0.568	09/15/17	447,592
Ocean Trails CLO Ltd. Series 2006-1X, Class A1
	2,728,691	0.593	10/12/20	2,636,068
OCP CLO Ltd. Series 2012-2A, Class ACOM(c)
	2,200,000	1.551	11/22/23	2,145,693
Red River CLO Ltd. Series 1A, Class A
	2,593,072	0.583	07/27/18	2,478,791
Westchester CLO Ltd. Series 2007-1X, Class A1A
	6,105,837	0.538	08/01/22	5,781,629

				26,004,991

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – 0.3%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(a)
	$7,141	1.010%	10/27/32	$ 6,882
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(a)
	5,561	0.870	10/25/32	5,110
Bear Stearns Asset Backed Securities Trust Series 2005-SD4, Class 2A1(a)
	720,389	0.610	12/25/42	698,351
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(a)
	1,879	0.830	01/25/32	1,524
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(a)
	864	0.971	03/20/31	599
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	184,655	7.000	09/25/37	159,168
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	70,449	7.000	09/25/37	63,128
Home Equity Asset Trust Series 2002-1, Class A4(a)
	257	0.810	11/25/32	191
Renaissance Home Equity Loan Trust Series 2003-2, Class A(a)
	2,297	0.650	08/25/33	2,053
Renaissance Home Equity Loan Trust Series 2003-3, Class A(a)
	5,789	0.710	12/25/33	5,123

				942,129

Student Loan(a) – 2.2%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
	724,920	0.470	06/27/22	723,743
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A2
	568,000	0.390	12/26/18	567,313
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	534,617	0.420	09/25/23	533,943
College Loan Corp. Trust Series 2004-1, Class A4
	750,000	0.505	04/25/24	727,749
College Loan Corp. Trust Series 2006-1, Class A3
	1,000,000	0.405	10/25/25	974,128
Education Funding Capital Trust I Series 2004-1, Class A2
	221,647	0.468	12/15/22	220,838
GCO Education Loan Funding Trust Series 2006-1, Class A11L
	300,000	0.542	05/25/36	259,325
Northstar Education Finance, Inc. Series 2004-1, Class A4
	946,667	0.503	04/29/19	944,147
Northstar Education Finance, Inc. Series 2005-1, Class A1
	94,252	0.413	10/28/26	93,917
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, Class A1
	706,978	1.438	10/01/35	719,095
SLM Student Loan Trust Series 2011-2, Class A2
	325,000	1.410	10/25/34	321,152
South Carolina Student Loan Corp. Series 2005, Class A1
	665,119	0.411	12/03/18	665,545
South Carolina Student Loan Corp. Series 2006-1, Class A1
	1,098,431	0.401	12/02/19	1,091,069
US Education Loan Trust LLC Series 2006-1, Class A2(c)
	158,996	0.441	03/01/25	158,045

				8,000,009

TOTAL ASSET-BACKED SECURITIES				$ 34,947,129

Foreign Debt Obligations – 2.2%
Sovereign – 2.2%
Mexican Cetes(g)
MXN	7,320,000	0.000%	03/21/13	$ 560,996
Republic of Chile
	$910,000	3.625	10/30/42	891,800

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Colombia
	$250,000	6.125%	01/18/41	$ 343,750
Republic of Indonesia
	430,000	8.500	10/12/35	691,225
Republic of Ivory Coast
	1,320,000	3.750	12/31/32	1,211,100
Republic of Slovenia(c)
	750,000	5.500	10/26/22	790,313
Russian Federation(c)
	200,000	4.500	04/04/22	229,250
United Mexican States
MXN	8,578,000	8.500	05/31/29	836,721
	3,167,100	7.750	05/29/31	286,961
	16,659,000	8.500	11/18/38	1,630,662
	3,966,900	7.750	11/13/42	361,539

TOTAL FOREIGN DEBT OBLIGATIONS				$ 7,834,317

Structured Notes – 1.4%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	3,643,104	6.000%	08/15/40	$ 2,414,082
Russian Federation (Issuer Citigroup Funding, Inc.)
RUB	61,200,000	7.500	03/01/19	2,107,439
Russian Federation (Issuer Credit Suisse Nassau)
	13,500,000	8.150	02/05/27	488,528

TOTAL STRUCTURED NOTES				$ 5,010,049

Municipal Debt Obligations – 0.6%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%	04/01/39	$ 302,778
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	776,681

				1,079,459

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
	500,000	7.350	07/01/35	604,855
Illinois State GO Bonds Taxable-Pension Series 2003
	115,000	5.100	06/01/33	113,753

				718,608

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270	02/15/50	298,903

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 2,096,970

Government Guarantee Obligations – 1.1%
Achmea Hypotheekbank NV(c)(h)
	$145,000	3.200%	11/03/14	$ 152,002
Israel Government AID Bond(i)
	2,000,000	5.500	09/18/23	2,620,719
	200,000	5.500	12/04/23	261,522
	550,000	5.500	04/26/24	726,876
	40,000	5.500	09/18/33	53,954

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 3,815,073

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Shares	Rate		Value
Preferred Stock(a)(c) – 0.0%
CoBank ACB
1,400	6.250%		$ 145,819

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.5%
Interest Rate Swaptions
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.233%
$9,500,000	1.233%	10/21/13	$ 120,357
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.233%
9,500,000	1.233	10/21/13	70,968
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
8,100,000	2.200	10/22/14	323,080
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
8,100,000	2.200	10/22/14	68,338
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
8,300,000	2.200	10/22/14	331,057
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
8,300,000	2.200	10/22/14	70,025
Deutsche Bank Securities, Inc. Put – OTC – 5 year Interest Rate Swap Strike Price 1.270%
9,600,000	1.270	10/18/13	133,996
Deutsche Bank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.270%
9,600,000	1.270	10/18/13	65,697
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 1.950%
23,600,000	1.950	10/26/15	111,965
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 2.030%
23,500,000	2.030	10/26/15	104,937
JPMorgan Chase Bank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.669%
7,800,000	1.669	10/23/14	161,363
JPMorgan Chase Bank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.669%
7,800,000	1.669	10/23/14	119,069
JPMorgan Chase Bank NA Call – OTC – 2 year Interest Rate Swap Strike Price 1.855%
22,700,000	1.855	11/02/15	118,433

TOTAL OPTIONS PURCHASED – 0.5%			$ 1,799,285

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 363,286,170

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(j) – 16.0%
Repurchase Agreement – 16.0%
Joint Repurchase Agreement Account II
$57,400,000	0.221%	01/02/13	$ 57,400,000

TOTAL INVESTMENTS – 117.3%			$ 420,686,170

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.3)%			(62,048,543)

NET ASSETS – 100. 0%			$ 358,637,627

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $53,937,558, which represents approximately 15.0% of net assets as of December 31, 2012.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2012.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $73,482,033 which represents approximately 20.5% of net assets as of December 31, 2012.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $152,002, which represents approximately 0.0% of net assets as of December 31, 2012.

(i)	Guaranteed by United States Government until maturity. Total market value of these securities amounts to $3,663,071, which represents approximately 1.1% of net assets as of December 31, 2012.

(j)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Currency Abbreviations
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America N.A.	EUR/CZK	03/20/13	$71,310	$19
	PLN/EUR	03/20/13	500,657	1,011
Barclays Bank PLC	CLP/USD	01/07/13	602,137	3,137
	CNY/USD	03/29/13	600,418	418
	EUR/USD	03/20/13	299,844	583
	GBP/USD	03/20/13	307,836	3,875
	MXN/USD	01/25/13	1,950,126	22,383
	PLN/EUR	03/20/13	429,292	3,146
	TWD/USD	02/04/13	299,618	618
Citibank NA	AUD/USD	03/20/13	298,353	452
	CLP/USD	01/17/13	280,296	1,169
	EUR/USD	03/20/13	611,577	11,102
	IDR/USD	01/14/13	300,772	772
	KRW/USD	02/04/13	304,064	5,064
	PHP/USD	02/19/13	1,064,495	4,758
	RUB/USD	01/14/13	1,982,540	29,196
	SEK/EUR	03/20/13	150,583	3,672
	USD/AUD	03/20/13	293,191	4,267
	USD/JPY	03/21/13	2,126,926	78,013
	USD/NZD	03/20/13	291,043	4,929
Deutsche Bank AG (London)	EUR/USD	03/20/13	4,201,837	36,394
	GBP/USD	03/20/13	151,035	782
	KRW/USD	02/04/13	911,086	10,159
	MYR/USD	01/29/13	293,471	508
	MYR/USD	01/31/13	892,035	2,879
	MYR/USD	02/04/13	299,726	502
	NOK/EUR	03/20/13	147,941	1,643
	USD/EUR	03/20/13	591,764	3,019
	USD/INR	01/22/13	299,671	329
	USD/JPY	03/21/13	1,162,177	32,823
HSBC Bank PLC	BRL/USD	01/17/13	303,960	3,975
	MYR/USD	01/17/13	831,256	1,953
	NOK/EUR	03/20/13	301,166	2,293
	SEK/EUR	03/20/13	751,593	10,351
	USD/GBP	03/20/13	297,198	973
	USD/JPY	03/21/13	289,186	9,814
	USD/MXN	03/20/13	147,041	1,959
JPMorgan Securities, Inc.	BRL/USD	01/07/13	300,283	4,912
	EUR/USD	03/20/13	149,262	158
	MYR/USD	01/31/13	301,172	1,167
	TRY/USD	03/20/13	451,918	1,918
	USD/EUR	03/20/13	147,941	1,082
	USD/TRY	03/20/13	299,401	599
Morgan Stanley & Co.	EUR/USD	03/20/13	301,165	2,069
	MYR/USD	01/17/13	302,411	789
	TRY/USD	03/20/13	300,886	886
	USD/MXN	03/20/13	892,029	3,971
Royal Bank of Canada	USD/BRL	01/31/13	316,688	1,028
	USD/CAD	03/20/13	297,693	1,307
	USD/MXN	03/20/13	146,379	2,621
Royal Bank of Scotland PLC	INR/USD	01/29/13	152,477	3,477
	USD/INR	01/22/13	178,438	1,562
Standard Chartered Bank	USD/INR	01/22/13	298,723	277
State Street Bank	MXN/USD	03/20/13	150,419	419
	USD/HUF	03/20/13	635,755	2,082
	USD/JPY	03/21/13	862,433	34,567

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG (London)	BRL/USD	01/03/13	$304,559	$7,559
	BRL/USD	01/31/13	306,467	7,467
	EUR/USD	03/20/13	301,165	2,634
	INR/USD	01/22/13	790,660	5,586
	INR/USD	01/29/13	304,348	5,348
	RUB/USD	01/10/13	305,015	5,015
	RUB/USD	01/18/13	151,577	2,577
	RUB/USD	01/22/13	299,979	2,979
	TWD/USD	01/14/13	882,703	2,058
	TWD/USD	02/04/13	593,971	1,819
	USD/BRL	01/17/13	2,284,641	1,338
	USD/CAD	03/20/13	610,838	1,670
	USD/GBP	03/20/13	298,822	436
	USD/NZD	03/20/13	212,116	561
Westpac Banking Corp.	NZD/AUD	03/20/13	590,511	232
	USD/AUD	03/20/13	589,479	4,400

TOTAL				$415,510

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America N.A.	CNY/USD	02/04/13	$352,310	$(490)
	EUR/CZK	03/20/13	606,427	(3,809)
	HUF/USD	03/20/13	116,543	(2,457)
	USD/PLN	03/20/13	934,105	(29,782)
Barclays Bank PLC	IDR/USD	02/20/13	575,748	(8,733)
	JPY/USD	03/21/13	299,291	(1,709)
	USD/CHF	03/20/13	3,929,820	(73,210)
	USD/INR	01/29/13	300,805	(2,305)
	USD/PHP	01/18/13	300,388	(388)
BNP Paribas SA	MYR/USD	02/04/13	297,966	(1,034)
Citibank NA	JPY/USD	03/21/13	868,660	(26,340)
	MXN/USD	03/20/13	148,882	(1,118)
	MYR/USD	01/29/13	597,417	(583)
	PHP/USD	01/18/13	586,329	(387)
	USD/EUR	02/08/13	4,576,250	(5,825)
	USD/MYR	01/29/13	234,230	(230)
	USD/PHP	02/04/13	598,717	(2,717)
	USD/RUB	01/10/13	304,065	(4,065)
	USD/RUB	01/14/13	300,328	(2,328)
	USD/RUB	01/17/13	481,393	(8,738)
Credit Suisse International (London)	USD/MXN	01/25/13	1,658,264	(6,385)
	USD/RUB	01/17/13	2,087,595	(35,394)
Deutsche Bank AG (London)	CNY/USD	02/04/13	386,772	(414)
	EUR/USD	03/20/13	297,203	(382)
	HUF/EUR	03/20/13	451,749	(7,702)
	ILS/USD	03/20/13	150,829	(171)
	INR/USD	01/22/13	592,013	(2,985)
	JPY/USD	03/21/13	1,028,248	(18,752)
	PHP/USD	02/04/13	592,167	(1,272)
	USD/KRW	02/04/13	302,105	(3,105)
	USD/MXN	01/25/13	826,932	(7,303)
	USD/MXN	03/20/13	611,703	(1,819)
HSBC Bank PLC	CNY/USD	02/04/13	1,029,361	(2,639)
	EUR/SEK	03/20/13	339,882	(3,166)
	MXN/USD	03/20/13	3,086,629	(36,732)
	USD/BRL	01/03/13	304,559	(3,996)
	USD/MYR	01/29/13	599,699	(2,699)
	USD/NOK	03/20/13	134,953	(2,953)
JPMorgan Securities, Inc.	EUR/SEK	03/20/13	611,600	(5,307)
	MXN/USD	03/20/13	463,770	(4,230)
	TRY/USD	03/20/13	297,387	(613)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD/GBP	01/09/13	$1,939,053	$(39,726)
	USD/MXN	01/25/13	582,903	(1,380)
	USD/RUB	01/18/13	150,968	(1,968)
Morgan Stanley & Co.	EUR/NOK	03/20/13	2,016,617	(1,493)
	EUR/USD	03/20/13	297,203	(462)
Royal Bank of Canada	BRL/USD	01/07/13	317,712	(1,014)
	CAD/USD	03/20/13	131,169	(831)
Royal Bank of Scotland PLC	EUR/SEK	03/20/13	149,556	(294)
	NZD/USD	03/20/13	267,382	(951)
	USD/TRY	03/20/13	750,790	(3,243)
State Street Bank	MXN/USD	03/20/13	147,858	(2,142)
	USD/MXN	03/20/13	151,848	(1,098)
UBS AG (London)	EUR/SEK	03/20/13	305,620	(1,813)
	JPY/USD	03/21/13	79,897	(2,103)
	RUB/USD	01/31/13	299,755	(245)
	USD/BRL	01/07/13	617,996	(19,996)
	USD/BRL	01/31/13	300,662	(3,662)
	USD/RUB	01/14/13	301,678	(2,678)
Westpac Banking Corp.	AUD/USD	03/20/13	394,036	(2,801)

TOTAL				$(412,167)

FORWARD SALES CONTRACTS — At December 31, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA - 30yr	01/12/13	$(11,000,000)	$(11,503,593)
FNMA	5.000	TBA - 30yr	01/14/13	(2,000,000)	(2,166,406)

TOTAL (Proceeds Receivable: $13,603,438)					$(13,669,999)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

French 10 Year Government Bonds	(9)	March 2013	$(1,617,520)	$(4,544)
Italian 10 Year Government Bonds	(10)	March 2013	(1,460,922)	1,764
Japan 10 Year Government Bonds	(19)	March 2013	(31,504,011)	204,679
U.K. Life Long Gilt	(3)	March 2013	(579,539)	(40)
Ultra Long U.S. Treasury Bonds	198	March 2013	32,193,563	(471,366)
5 Year German Euro-Bobl	(4)	March 2013	(674,864)	(4,192)
10 Year German Euro-Bund	14	March 2013	2,691,327	22,981
2 Year U.S. Treasury Notes	159	March 2013	35,054,531	10,703
5 Year U.S. Treasury Notes	560	March 2013	69,671,875	90,373
10 Year U.S. Treasury Notes	(75)	March 2013	(9,958,594)	11,202
30 Year U.S. Treasury Bonds	(172)	March 2013	(25,370,000)	233,755

TOTAL				$95,315

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC						1 month Brazilian
	BRL	2,550		01/02/17	8.695%	Interbank Deposit Average	$—	$10,548
	CAD	3,600	(a)	09/14/25	3.040	6 month CDOR	—	75,072
		6,200	(a)	12/20/25	2.910	6 month CDOR	—	32,319
		2,100	(a)	09/14/35	6 month CDOR	3.108%	—	(58,042)
		3,600	(a)	12/20/35	6 month CDOR	3.000	—	(33,347)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

						1 month Brazilian
Barclays Bank PLC	BRL	1,070		01/02/17	8.650%	Interbank Deposit Average	$—	$3,845
	EUR	3,530	(a)	04/20/17	6 month EURO	1.297%	—	(33,686)
		3,760	(a)	04/20/22	2.204	6 month EURO	—	117,875
		1,460	(a)	04/20/30	6 month EURO	2.683	—	(67,565)
Citibank NA		6,140	(a)	06/10/17	6 month EURO	1.100	(4,991)	(13,056)
		$9,100	(a)	06/19/18	3 month LIBOR	1.000	(34,768)	31,438
		8,300	(a)	06/19/20	3 month LIBOR	1.250	54,762	51,048
	EUR	6,540	(a)	06/10/22	1.998	6 month EURO	17,330	43,046
		2,530	(a)	06/10/30	6 month EURO	2.515	(8,774)	(25,876)
Credit Suisse International (London)		$12,400	(a)	11/21/18	1.720	3 month LIBOR	—	(36,460)
		3,600	(a)	05/20/23	3 month LIBOR	1.758	—	55,905
	GBP	120	(a)	06/19/23	2.000	6 month BP	(226)	357
		$1,900	(a)	06/19/33	3 month LIBOR	2.500	(15,752)	64,005
Deutsche Bank Securities, Inc.	BRL	760		01/02/17	8.690	1 month Brazilian Interbank Deposit Average	—	3,189
		$10,600	(a)	10/28/17	1.450	3 month LIBOR	—	37,555
		10,600	(a)	10/28/17	1.530	3 month LIBOR	—	54,264
		6,000	(a)	06/19/20	3 month LIBOR	1.250	34,198	42,291
		600	(a)	06/19/43	3 month LIBOR	2.750	(19,142)	28,658
JPMorgan Securities, Inc.		10,200	(a)	11/05/17	1.355	3 month LIBOR	—	14,688

TOTAL							$22,637	$398,071

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$1,400	(1.000)%	06/20/14	0.275%	$(7,549)	$(7,940)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,000	(1.000)	06/20/14	0.275	(17,115)	(16,076)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	7,800	(1.000)	06/20/14	0.275	(46,199)	(40,098)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	2,675	(1.000)	06/20/14	0.275	(13,443)	(16,152)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	4,625	1.000	06/20/16	0.655	4,577	51,643
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 19	8,225	1.000	12/20/17	0.945	15,663	8,718
Morgan Stanley Capital Services, Inc.	CDX North American Investment Grade Index 16	5,425	1.000	06/20/16	0.655	5,132	60,813
	CDX North America Investment Grade Index 19	17,250	1.000	12/20/17	0.945	26,694	24,439

TOTAL						$(32,240)	$65,347

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2012, the fund had the following swaptions activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2012	$—	$—

Contracts Written	35,500	787,140
Contracts Bought to Close	(35,500)	(787,140)

Contracts Outstanding December 31, 2012	$—	$—

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$405,760,328

Gross unrealized gain	16,817,772
Gross unrealized loss	(1,891,930)

Net unrealized security gain	$14,925,842

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – 37.2%
British Pound – 1.2%
United Kingdom Treasury
GBP	1,000,000	2.000%	01/22/16	$ 1,698,427
	200,000	1.000	09/07/17	327,129
	5,000	4.250	12/07/40	9,912
	2,460,000	3.750	07/22/52	4,454,425

				6,489,893

Canadian Dollar – 2.3%
British Columbia Province of Canada
CAD	800,000	3.250	12/18/21	852,004
Government of Canada
	1,700,000	4.000	06/01/41	2,284,156
Ontario Province of Canada
	1,800,000	4.400	06/02/19	2,041,725
	4,200,000	4.000	06/02/21	4,672,737
Quebec Province of Canada
	1,800,000	4.250	12/01/21	2,023,340

				11,873,962

Danish Krone – 0.6%
Kingdom of Denmark
DKK	16,000,000	4.000	11/15/15	3,157,154

Euro – 11.5%
Government of Finland
EUR	7,990,000	3.125	09/15/14	11,094,968
	390,000	4.375	07/04/19	628,128
Government of France
	1,400,000	3.750	04/25/17	2,099,250
Kingdom of Belgium
	2,610,000	4.000	03/28/14	3,609,401
	4,515,000	3.500	06/28/17	6,680,687
	395,000	3.750	09/28/20	602,664
Kingdom of The Netherlands(a)
	2,900,000	4.000	07/15/16	4,335,447
	2,470,000	4.500	07/15/17	3,852,945
Republic of Austria(a)
	4,080,000	4.350	03/15/19	6,463,125
Republic of Italy
	4,310,000	4.750	09/15/16	6,079,571
	8,680,000	4.750	06/01/17	12,194,396
	630,000	6.000	05/01/31	925,487
	720,000	5.000	08/01/34	949,526

				59,515,595

Japanese Yen – 15.7%
Government of Japan
JPY	1,100,000,000	0.400	06/20/15	12,792,872
	640,000,000	0.400	06/20/16	7,463,537
	500,000,000	0.400	09/20/16	5,832,827
	500,000,000	1.400	12/20/18	6,160,697
	1,145,000,000	1.100	12/20/21	13,698,805
	400,000,000	1.900	06/20/25	5,063,326
	875,000,000	2.000	12/20/25	11,173,417
	430,000,000	2.100	12/20/26	5,514,915
	485,000,000	2.500	09/20/34	6,278,319
	250,000,000	2.500	03/20/38	3,235,456
	100,000,000	2.200	09/20/39	1,222,917

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Japanese Yen – (continued)
Government of Japan – (continued)
	150,000,000	2.200%	03/20/41	$ 1,830,480
	70,000,000	2.000	09/20/41	817,494

				81,085,062

Mexican Peso – 1.2%
United Mexican States
MXN	9,339,900	8.500	05/31/29	911,039
	3,829,000	7.750	05/29/31	346,934
	44,917,000	8.500	11/18/38	4,396,690
	4,972,700	7.750	11/13/42	453,207

				6,107,870

South African Rand – 1.0%
Republic of South Africa
ZAR	2,146,093	7.250	01/15/20	266,928
	33,349,608	10.500	12/21/26	5,038,223

				5,305,151

South Korean Won – 0.8%
Republic of Korea
KRW	3,819,000,000	5.000	06/10/20	4,010,989

Swedish Krona – 1.0%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,825,451
	20,000,000	4.500	08/12/15	3,363,951

				5,189,402

United States Dollar – 1.9%
Quebec Province of Canada
	$3,350,000	5.125	11/14/16	3,909,404
Republic of Chile
	1,540,000	3.625	10/30/42	1,509,200
Republic of Indonesia
	1,050,000	8.500	10/12/35	1,687,875
Republic of Korea
	660,000	7.125	04/16/19	858,249
Russian Federation
	100,000	5.000	04/29/20	118,250
State of Qatar
	1,189,000	5.150	04/09/14	1,251,423
United Mexican States
	470,000	5.750	10/12/2110	566,350

				9,900,751

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$ 192,635,829

Corporate Obligations – 38.5%
Automotive – 0.5%
Ford Motor Credit Co. LLC
	$2,300,000	3.984%	06/15/16	$ 2,434,493
	300,000	4.250	02/03/17	320,887

				2,755,380

Banks – 15.0%
Abbey National Treasury Services PLC
EUR	1,400,000	3.375	06/08/15	1,965,173
Banco Espanol de Credito SA
	1,100,000	3.750	06/17/16	1,478,345

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.
	$1,550,000	5.750%		12/01/17	$ 1,803,763
	1,550,000	5.650		05/01/18	1,803,540
	900,000	5.000		05/13/21	1,025,356
	790,000	5.700		01/24/22	950,031
Bank of Scotland PLC
EUR	2,100,000	4.375		07/13/16	3,118,769
	$1,200,000	5.250		02/21/17	1,371,883
	2,070,000	5.250	(a)	02/21/17	2,366,499
Bankia SA
EUR	300,000	5.750		06/29/16	396,243
	500,000	4.250		07/05/16	632,747
Barclays Bank PLC
	$850,000	6.050	(a)	12/04/17	940,430
EUR	850,000	4.500	(b)	03/04/19	1,128,578
BNP Paribas SA(b)
	150,000	4.730		04/29/49	187,040
Canadian Imperial Bank of Commerce
AUD	3,500,000	5.750		12/19/13	3,727,298
Citigroup, Inc.
	$1,700,000	4.750		05/19/15	1,830,823
	205,000	4.450		01/10/17	226,702
GBP	500,000	7.625		04/03/18	997,443
	$1,675,000	6.125		05/15/18	2,004,798
	300,000	8.500		05/22/19	401,570
EUR	800,000	7.375		09/04/19	1,385,996
	$10,000	4.500		01/14/22	11,165
DnB Boligkreditt AS
	800,000	2.900		03/29/16	850,544
	2,700,000	2.900	(a)	03/29/16	2,870,586
HSBC Holdings PLC
	1,150,000	6.800		06/01/38	1,470,240
ING Bank NV
	1,600,000	4.000	(a)	03/15/16	1,702,752
EUR	650,000	6.125	(b)	05/29/23	935,120
Intesa Sanpaolo SPA
	500,000	4.125		01/14/16	686,132
JPMorgan Chase & Co.
	$600,000	2.000		08/15/17	610,203
	325,000	6.000		01/15/18	388,453
	2,750,000	4.250		10/15/20	3,048,138
EUR	400,000	2.750		08/24/22	545,435
	$850,000	3.250		09/23/22	875,257
Mizuho Corporate Bank Ltd.(a)
	1,300,000	1.550		10/17/17	1,301,304
Morgan Stanley, Inc.
	1,650,000	4.000		07/24/15	1,729,838
	50,000	4.750		03/22/17	54,553
	225,000	5.550		04/27/17	251,311
	850,000	6.250		08/28/17	978,542
EUR	550,000	3.750		09/21/17	772,738
	$500,000	5.950		12/28/17	569,983
	250,000	6.625		04/01/18	293,484
	719,000	5.500		07/28/21	816,332
	750,000	4.875		11/01/22	775,291
Nordea Bank AB
EUR	350,000	4.500		03/26/20	509,606
	$1,200,000	4.250	(a)	09/21/22	1,235,990
Rabobank Nederland
EUR	1,300,000	3.875		04/20/16	1,875,853
	650,000	4.125		09/14/22	915,298
	$300,000	3.950		11/09/22	307,459
Royal Bank of Scotland PLC
	1,100,000	2.550		09/18/15	1,124,607
EUR	550,000	5.375		09/30/19	866,187

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Scotland PLC – (continued)
	$800,000	5.500%		03/23/20	$ 1,275,769
Santander Holdings USA, Inc.
	850,000	3.000		09/24/15	866,230
Sparebank 1 Boligkreditt AS(a)
	4,900,000	2.625		05/27/16	5,170,357
	3,300,000	2.300		06/30/17	3,443,880
	3,200,000	1.750		11/15/19	3,160,960
Standard Chartered PLC(a)
	400,000	5.500		11/18/14	430,760
Swedbank Hypotek AB(a)(b)
	1,320,000	0.760		03/28/14	1,324,806
WM Covered Bond Program
EUR	700,000	4.375		05/19/14	969,780
	2,050,000	4.000		09/27/16	3,007,390

					77,765,360

Chemicals – 0.5%
Eastman Chemical Co
	$850,000	3.600		08/15/22	893,013
Ecolab, Inc.
	1,550,000	4.350		12/08/21	1,733,945

					2,626,958

Communications – 2.4%
AT&T, Inc.
	950,000	6.300		01/15/38	1,200,838
	700,000	5.550		08/15/41	829,443
British Telecommunications PLC
GBP	244,000	6.625		06/23/17	470,474
Comcast Corp.
	$2,050,000	5.700		05/15/18	2,461,495
NBCUniversal Media LLC
	400,000	4.375		04/01/21	447,766
	650,000	5.950		04/01/41	790,694
News America, Inc.
	1,100,000	6.400		12/15/35	1,365,080
Time Warner Cable, Inc.
	950,000	6.550		05/01/37	1,167,196
Verizon New Jersey, Inc.
	65,000	8.000		06/01/22	87,991
Verizon Wireless Capital LLC
EUR	950,000	8.750		12/18/15	1,543,993
Vodafone Group PLC
	$1,950,000	2.875		03/16/16	2,056,488

					12,421,458

Consumer Noncyclical – 2.9%
BAT International Finance PLC
	1,208,000	9.500	(a)	11/15/18	1,679,823
GBP	750,000	6.375		12/12/19	1,520,322
	$480,000	3.250	(a)	06/07/22	500,323
CVS Caremark Corp.
	275,000	4.125		05/15/21	309,736
	1,550,000	6.125		09/15/39	1,980,051
Imperial Tobacco Finance PLC
EUR	300,000	4.375		11/22/13	408,186
GBP	800,000	7.750		06/24/19	1,667,192
Kraft Foods Group, Inc.(a)
	$50,000	5.375		02/10/20	60,221
	850,000	3.500		06/06/22	902,849
Mondelez International, Inc.
	1,200,000	6.500		02/09/40	1,602,098

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Pfizer, Inc.
	$600,000	7.200%		03/15/39	$ 919,611
Reynolds American, Inc.
	2,450,000	3.250		11/01/22	2,471,137
Walgreen Co.
	950,000	3.100		09/15/22	958,163

					14,979,712

Diversified Manufacturing – 0.2%
Precision Castparts Corp.
	900,000	2.500		01/15/23	902,615

Electric – 0.7%
Alliander NV(b)
EUR	350,000	4.875		11/11/49	490,670
DONG Energy A/S
	1,000,000	4.875		12/16/21	1,578,740
	350,000	7.750	(b)	06/01/3010	516,127
Iberdrola International BV
	300,000	4.500		09/21/17	431,537
MidAmerican Energy Holdings Co.
	$350,000	5.950		05/15/37	436,880

					3,453,954

Energy – 4.7%
Apache Corp.
	1,550,000	3.250		04/15/22	1,637,480
BP Capital Markets PLC
GBP	1,500,000	4.325		12/10/18	2,727,029
EUR	600,000	2.994		02/18/19	858,821
	600,000	4.154		06/01/20	923,145
Cenovus Energy, Inc.
	$650,000	3.000		08/15/22	663,859
Dolphin Energy Ltd.
	1,066,552	5.888	(a)	06/15/19	1,199,870
	688,210	5.888		06/15/19	774,236
Gaz Capital SA for Gazprom
	1,370,000	9.250		04/23/19	1,803,262
GPN Capital SA for Gazprom
	1,280,000	4.375		09/19/22	1,307,200
Marathon Oil Corp.
	1,800,000	2.800		11/01/22	1,804,968
Nexen, Inc.
	642,000	6.400		05/15/37	830,863
Petrobras International Finance Co.
	140,000	5.750		01/20/20	158,956
	560,000	5.375		01/27/21	629,216
Petroleos Mexicanos
	920,000	5.500		01/21/21	1,074,100
Phillips 66(a)
	250,000	4.300		04/01/22	279,350
Rosneft Oil Co. via Rosneft International Finance Ltd.(a)
	560,000	4.199		03/06/22	570,500
Schlumberger Investment SA(a)
	600,000	3.300		09/14/21	638,941
Snam SpA
EUR	600,000	3.875		03/19/18	848,859
TNK-BP Finance SA
	$268,000	7.500		07/18/16	310,210
	271,000	6.625		03/20/17	308,601
	190,000	7.875		03/13/18	230,850
Total Capital International SA
	1,350,000	2.875		02/17/22	1,407,903

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Transocean, Inc.
	$850,000	3.800%	10/15/22	$ 873,267
Transportadora de Gas Internacional SA
	340,000	5.700	03/20/22	375,780
Weatherford International Ltd.
	500,000	9.625	03/01/19	652,407
	1,118,000	5.125	09/15/20	1,228,074
	50,000	4.500	04/15/22	52,668

				24,170,415

Financial Companies – 0.9%
American Express Credit Corp.
GBP	1,200,000	5.375	10/01/14	2,081,794
	$700,000	2.800	09/19/16	740,152
GE Capital European Funding
EUR	1,200,000	2.875	06/18/19	1,692,675

				4,514,621

Food & Beverage – 3.3%
Anadolu Efes Biracilik ve Malt Sanayii AS(a)
	1,245,000	3.375	11/01/22	1,227,881
Anheuser-Busch InBev Worldwide, Inc.
	400,000	7.750	01/15/19	532,986
	2,100,000	2.500	07/15/22	2,104,077
Archer-Daniels-Midland Co.
	1,432,000	4.479	03/01/21	1,617,883
Diageo Investment Corp.
	1,450,000	2.875	05/11/22	1,489,368
Heineken NV(a)
	750,000	3.400	04/01/22	782,301
	1,950,000	2.750	04/01/23	1,914,678
Pernod-Ricard SA(a)
	400,000	4.450	01/15/22	442,391
	2,800,000	4.250	07/15/22	3,077,088
	885,000	5.500	01/15/42	1,031,343
SABMiller Holdings, Inc.(a)
	1,100,000	2.450	01/15/17	1,146,635
	1,750,000	3.750	01/15/22	1,889,704

				17,256,335

Health Care - Services(a) – 0.6%
Express Scripts Holding Co.
	2,350,000	3.500	11/15/16	2,515,457
	400,000	3.900	02/15/22	431,951

				2,947,408

Insurance – 1.8%
Allianz Finance II BV(b)
EUR	100,000	5.750	07/08/41	150,966
American International Group, Inc.
	$750,000	4.875	09/15/16	835,533
	1,450,000	4.875	06/01/22	1,652,795
Cloverie PLC for Zurich Insurance Co., Ltd.(b)
EUR	800,000	7.500	07/24/39	1,288,990
MetLife, Inc.
	$350,000	1.756	12/15/17	354,042
Metropolitan Life Global Funding I
GBP	1,050,000	5.250	01/09/14	1,774,170
QBE Capital Funding III Ltd.(a)(b)
	$450,000	7.250	05/24/41	465,750

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Standard Life PLC(b)
EUR	2,200,000	5.314%	01/06/49	$ 2,920,154

				9,442,400

Internet – 0.2%
eBay, Inc.
	$1,000,000	2.600	07/15/22	1,004,374

Metals & Mining – 1.0%
Anglo American Capital PLC(a)
	2,600,000	9.375	04/08/14	2,858,232
Rio Tinto Finance USA Ltd.
	752,000	9.000	05/01/19	1,033,070
Xstrata Finance Canada Ltd.(a)
	1,450,000	4.000	10/25/22	1,465,674

				5,356,976

Noncaptive - Financial – 0.4%
General Electric Capital Corp.
	350,000	5.550	05/04/20	414,813
	1,900,000	3.150	09/07/22	1,937,068

				2,351,881

Pharmaceuticals – 1.2%
AbbVie, Inc.(a)
	1,500,000	1.750	11/06/17	1,517,703
	1,000,000	2.900	11/06/22	1,017,437
Teva Pharmaceutical Finance Co. BV
	2,550,000	3.650	11/10/21	2,719,958
Teva Pharmaceutical Finance IV BV
EUR	400,000	2.875	04/15/19	563,456
Watson Pharmaceuticals, Inc.
	$250,000	3.250	10/01/22	255,307

				6,073,861

Real Estate Investment Trust – 1.3%
HCP, Inc.
	1,850,000	5.375	02/01/21	2,093,214
Simon Property Group LP
	2,200,000	5.650	02/01/20	2,613,563
WEA Finance LLC(a)
	1,600,000	4.625	05/10/21	1,791,539
	250,000	3.375	10/03/22	256,928

				6,755,244

Retailers – 0.1%
Wal-Mart Stores, Inc.
	550,000	5.000	10/25/40	654,588

Technology – 0.4%
Hewlett-Packard Co.
	250,000	2.600	09/15/17	243,313
	1,400,000	4.300	06/01/21	1,371,205
	400,000	4.650	12/09/21	398,630

				2,013,148

Transportation – 0.4%
Transnet Ltd.
	$1,940,000	4.500%	02/10/16	$ 2,049,125

TOTAL CORPORATE OBLIGATIONS				$ 199,495,813

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligation – 2.1%
European Financial Stability Facility
EUR	7,700,000	2.000%	05/15/17	$ 10,707,395

Asset-Backed Securities – 4.3%
Home Equity – 0.7%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	$1,494,670	1.460%	10/25/37	$ 1,456,134
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	1.660	10/25/37	1,917,979
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	109,114	7.000	09/25/37	94,054
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	152,639	7.000	09/25/37	136,778

				3,604,945

Student Loans(b) – 3.6%
Access Group, Inc. Series 2004-2, Class A2
	3,400,130	0.465	01/25/16	3,285,537
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	243,008	0.420	09/25/23	242,701
College Loan Corp. Trust Series 2005-1, Class A2
	4,000,000	0.415	07/25/24	3,890,802
GCO Education Loan Funding Trust Series 2006-1, Class A11L
	700,000	0.542	05/25/36	605,092
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	1,063,915	1.262	02/25/42	1,073,204
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	1,180,251	1.095	07/27/48	1,189,724
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
	684,306	1.060	02/25/43	692,371
SLC Student Loan Center Series 2011-1, Class A(a)
	1,457,203	1.430	10/25/27	1,489,380
SLC Student Loan Trust Series 2006-1, Class A4
	2,576,421	0.388	12/15/21	2,570,407
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	529,987	0.441	03/01/25	526,818
Wachovia Student Loan Trust Series 2006-1, Class A4(a)
	3,152,300	0.395	04/25/23	3,148,975

				18,715,011

TOTAL ASSET-BACKED SECURITIES				$ 22,319,956

Mortgage-Backed Obligations – 17.3%
Adjustable Rate Non-Agency(b) – 0.6%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	$3,210	0.580%	10/25/34	$ 3,198
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	234,284	1.665	09/25/35	177,699
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	3,169,918	0.480	02/25/36	1,967,842

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	$1,093,109	0.421%	03/20/46	$ 681,962

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 2,830,701

Collateralized Mortgage Obligations – 2.6%
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004- HYB5, Class 2A1(b)
	288,403	2.919	04/20/35	286,249
FNMA REMIC Series 2010-126, Class LS(b)
	4,105,136	4.787	11/25/40	365,269
FNMA REMIC Series 2012-128, Class SB(b)
	6,177,889	5.940	11/25/42	1,136,008
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A(b)
	459,691	3.472	06/25/34	463,668
Granite Mortgages PLC Series 2003-2, Class 1B(b)
	320,008	1.299	07/20/43	310,878
Granite Mortgages PLC Series 2004-2, Class 3A(b)
GBP	347,332	0.838	06/20/44	559,461
Granite Mortgages PLC Series 2004-3, Class 3A1(b)
	333,349	0.878	09/20/44	536,940
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(b)
	$1,258,818	2.922	08/19/36	836,791
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1(b)
	304,171	2.617	08/25/35	244,458
Luminent Mortgage Trust Series 2006-5, Class A1A(b)
	1,332,780	0.400	07/25/36	756,126
NCUA Guaranteed Notes Series 2010-C1, Class APT
	3,526,190	2.650	10/29/20	3,722,246
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	105,794	1.840	10/07/20	107,133
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(b)
	1,451,291	1.165	01/25/46	938,496
Sequoia Mortgage Trust Series 2004-10, Class A3A(b)
	312,991	0.896	11/20/34	302,287
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2(b)
	137,479	2.773	09/25/34	138,027
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1(b)
	762,545	2.848	11/25/34	771,842
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class
3A1(b)
	693,631	2.804	05/25/34	715,304
Washington Mutual Mortgage Pass-Through Certificates Series 2007-
0A1, Class A1A(b)
	1,566,106	0.866	02/25/47	1,165,382

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 13,356,565

Commercial Mortgage-Backed Securities – 1.0%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM(b)
	600,000	5.644	04/10/49	674,841
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM(b)
	750,000	5.717	06/11/40	843,524
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM
	150,000	5.347	12/10/46	166,011
FNMA ACES Series 2012-M13, Class A2
	1,500,000	2.377	05/25/22	1,515,852
FNMA ACES Series 2012-M8, Class A2
	300,000	2.349	05/25/22	303,482
FNMA ACES Series 2012-M8, Class ASQ2
	200,000	1.520	12/25/19	204,538

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – (continued)
FNMA ACES Series 2012-M8, Class ASQ3
$300,000	1.801%	12/25/19	$ 306,868
FNMA ACES Series 2012-M9, Class A2
700,000	2.482	04/25/22	714,581
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM(b)
150,000	5.478	02/12/44	168,487
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM(b)
250,000	5.931	12/15/44	239,183

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 5,137,367

Federal Agencies – 13.1%
FHLMC – 0.9%
1,208	5.000	09/01/16	1,295
14,060	5.000	11/01/16	15,049
2,114	5.000	12/01/16	2,265
43,119	5.000	01/01/17	46,229
70,272	5.000	02/01/17	75,328
56,180	5.000	03/01/17	60,223
100,320	5.000	04/01/17	107,539
3,948	5.000	05/01/17	4,231
1,550	5.000	06/01/17	1,661
2,157	5.000	08/01/17	2,314
278,643	5.000	09/01/17	298,697
318,888	5.000	10/01/17	341,838
178,991	5.000	11/01/17	191,874
196,256	5.000	12/01/17	210,380
244,407	5.000	01/01/18	262,020
547,737	5.000	02/01/18	587,187
553,162	5.000	03/01/18	593,024
467,410	5.000	04/01/18	501,129
333,688	5.000	05/01/18	357,768
85,840	5.000	06/01/18	92,013
84,999	5.000	07/01/18	91,095
45,978	5.000	08/01/18	49,303
31,764	5.000	09/01/18	34,058
106,289	5.000	10/01/18	113,981
124,548	5.000	11/01/18	133,614
87,608	5.000	12/01/18	93,932
58,767	5.000	01/01/19	63,049
8,439	5.000	02/01/19	9,090
15,531	5.000	03/01/19	16,731
70,850	5.000	02/01/37	76,679
54,123	4.500	09/01/39	59,468
105,180	5.000	01/01/40	115,345

			4,608,409

FNMA – 12.1%
3,042	5.000	04/01/18	3,293
41,501	5.000	05/01/18	44,915
5,082	5.000	06/01/18	5,500
4,972	5.000	11/01/18	5,381
4,246	5.000	03/01/19	4,595
5,679	5.000	04/01/19	6,146
4,000,000	4.506	06/01/19	4,632,131
1,654,096	3.416	10/01/20	1,825,741
1,265,970	3.632	12/01/20	1,399,821
781,180	3.763	12/01/20	886,927
2,092,412	4.375	06/01/21	2,434,552
400,000	3.830	07/01/21	451,720
440,723	5.000	05/01/26	481,544
350,478	6.000	09/01/27	382,818
9,897	5.000	08/01/33	10,742

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$9,125	5.500%	02/01/34		$ 9,990
	8,337	5.500	05/01/34		9,120
	5,526	5.500	10/01/34		6,040
	46,748	5.500	12/01/34		51,094
	9,980	5.500	04/01/35		10,897
	10,343	5.500	07/01/35		11,282
	378,665	6.000	10/01/36		412,949
	341,017	6.000	08/01/37		371,849
	182,485	6.000	09/01/37		199,007
	1,963,532	6.000	11/01/37		2,141,062
	457,750	6.000	02/01/38		499,150
	367,509	6.000	03/01/38		400,747
	2,736,949	6.000	12/01/38		2,984,407
	1,390,088	5.000	04/01/39		1,507,863
	84,857	4.500	05/01/39		93,246
	43,654	4.500	06/01/39		47,970
	1,837,562	6.000	07/01/39		2,003,754
	54,780	4.500	08/01/39		60,195
	970,875	5.000	12/01/39		1,053,132
	960,063	6.000	07/01/40		1,046,866
	24,021	4.000	10/01/40		25,730
	25,893	4.000	11/01/40		27,735
	788,683	4.500	06/01/41		853,876
	146,707	4.500	07/01/41		158,834
	196,505	4.500	08/01/41		212,748
	190,617	4.000	10/01/41		204,323
	1,584,923	4.500	10/01/41		1,715,933
	23,000,000	3.000	TBA - 30yr	(c)	24,105,079
	2,000,000	3.500	TBA - 30yr	(c)	2,132,188
	2,000,000	4.000	TBA - 30yr	(c)	2,143,594
	3,000,000	5.000	TBA - 30yr	(c)	3,249,609
	2,000,000	6.000	TBA - 30yr	(c)	2,184,375

					62,510,470

GNMA – 0.1%
	770,514	3.950	07/15/25		845,358

TOTAL FEDERAL AGENCIES					$ 67,964,237

TOTAL MORTGAGE-BACKED
OBLIGATIONS					$ 89,288,870

Agency Debenture(d) – 0.2%
FHLMC
	$800,000	2.375%	01/13/22		$ 835,867

Government Guarantee Obligations(e) – 4.2%
Achmea Hypotheekbank NV(a)
	$2,918,000	3.200%	11/03/14		$ 3,058,910
Kreditanstalt fuer Wiederaufbau
EUR	10,900,000	2.000	09/07/16		15,266,509
AUD	3,000,000	6.000	08/20/20		3,502,413

TOTAL GOVERNMENT
GUARANTEE OBLIGATIONS					$ 21,827,832

Principal Amount		Interest Rate	Maturity Date	Value
Structured Notes – 0.7%
Russian Federation (Issuer Citigroup Funding, Inc.)
RUB	87,700,000	7.500%	03/01/19	$ 3,019,973
Russian Federation (Issuer Credit Suisse Nassau)
	16,100,000	8.150	02/05/27	582,616

TOTAL STRUCTURED NOTES				$ 3,602,589

Notional Amount		Exercise Rate	Expiration Date	Value
Options Purchased – 0.3%
Interest Rate Swaptions
Royal Bank of Canada Put - OTC - 5 year Interest Rate Swap Strike Price 1.263%
	$24,000,000	1.263%	10/18/13	$ 328,788
Royal Bank of Canada Call - OTC - 5 year Interest Rate Swap Strike Price 1.263%
	24,000,000	1.263	10/18/13	166,894
Royal Bank of Canada Call - OTC - 2 year Interest Rate Swap Strike Price 1.916%
	68,000,000	1.916	10/23/15	328,590
UBS AG Put - OTC - 5 year Interest Rate Swap Strike Price 1.718%
	17,000,000	1.718	10/22/14	379,928
UBS AG Call - OTC - 5 year Interest Rate Swap Strike Price 1.718%
	17,000,000	1.718	10/22/14	243,958

TOTAL OPTIONS PURCHASED				$ 1,448,158

Principal Amount		Interest Rate	Maturity Date	Value
Short-Term Obligation – 0.3%
Commercial Paper – 0.3%
Rabobank
	$1,721,405	0.100%	01/02/13	$ 1,721,405

TOTAL INVESTMENTS – 105.1%				$ 543,883,714

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.1)%				(26,219,384)

NET ASSETS – 100.0%				$ 517,664,330

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $81,744,701, which represents approximately 15.8% of net assets as of December 31, 2012.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $33,814,845 which represents approximately 6.5% of net assets as of December 31, 2012.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Guaranteed by a foreign government until maturity.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/CZK	03/20/13	$334,103	$85
	PLN/EUR	03/20/13	774,298	1,563
Barclays Bank LLC	CNY/USD	03/29/13	1,341,933	933
	EUR/USD	03/20/13	726,495	1,412
	GBP/USD	03/20/13	501,751	6,316
	PLN/EUR	03/20/13	1,286,557	10,142
	TWD/USD	02/04/13	731,509	1,509
Citibank NA	AUD/USD	03/20/13	770,142	1,165
	CLP/USD	01/17/13	742,025	3,095
	EUR/USD	03/20/13	1,495,260	27,143
	IDR/USD	01/14/13	729,873	1,873
	KRW/USD	02/04/13	742,365	12,365
	PHP/USD	02/19/13	2,874,708	12,850
	RUB/USD	01/14/13	4,849,351	71,474
	SEK/EUR	03/20/13	363,248	8,857
	USD/AUD	03/20/13	710,265	10,337
	USD/JPY	03/21/13	5,366,659	195,968
	USD/NZD	03/20/13	707,054	11,975
Credit Suisse International (London)	CLP/USD	01/07/13	1,475,418	8,418
	COP/USD	01/17/13	707,572	20,592
	USD/BRL	01/31/13	413,702	433
	USD/MXN	03/20/13	357,266	4,734
Deutsche Bank AG (London)	EUR/USD	03/20/13	2,929,098	25,369
	GBP/USD	03/20/13	363,783	1,884
	KRW/USD	02/04/13	2,479,449	27,424
	MYR/USD	01/29/13	742,662	1,285
	MYR/USD	01/31/13	2,421,427	7,814
	MYR/USD	02/04/13	450,090	753
	NOK/EUR	03/20/13	360,606	4,004
	PEN/USD	01/18/13	2,499,385	36,431
	USD/CNY	02/04/13	779,410	590
	USD/EUR	03/20/13	1,660,372	8,195
	USD/INR	01/22/13	1,862,330	6,517
	USD/JPY	03/21/13	2,818,402	79,598
HSBC Bank PLC	BRL/USD	01/17/13	738,920	9,664
	CNY/USD	02/04/13	1,887,819	21,819
	GBP/USD	01/09/13	5,988,982	79,665
	MYR/USD	01/17/13	786,182	1,846
	NOK/EUR	03/20/13	727,817	5,541
	SEK/EUR	03/20/13	1,793,784	24,938
	USD/GBP	03/20/13	719,447	2,355
	USD/JPY	03/21/13	701,203	23,797
JPMorgan Securities, Inc.	BRL/USD	01/07/13	1,093,778	17,891
	EUR/USD	03/20/13	363,248	385
	MYR/USD	01/31/13	1,458,972	5,656
	TRY/USD	03/20/13	1,097,658	4,658
	USD/EUR	03/20/13	359,285	2,628
	USD/TRY	03/20/13	725,550	1,450
Morgan Stanley Capital Services, Inc.	EUR/USD	03/20/13	730,458	5,019
	MYR/USD	01/17/13	1,464,975	3,823
	TRY/USD	03/20/13	731,153	2,153
	USD/MXN	03/20/13	2,162,374	9,627
Royal Bank of Canada	USD/AUD	02/07/13	6,647,210	65,866
	USD/CAD	03/20/13	720,834	3,166
	USD/MXN	03/20/13	354,649	6,351

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Scotland PLC	INR/USD	01/29/13	$371,470	$8,470
	USD/INR	01/22/13	726,637	6,363
Standard Chartered Bank	NGN/USD	01/29/13	1,062,813	19,380
	NGN/USD	02/28/13	1,155,927	17,824
	USD/INR	01/22/13	729,323	677
State Street Bank	MXN/USD	03/20/13	335,936	936
	USD/HUF	03/20/13	1,377,791	4,512
	USD/JPY	01/23/13	83,800,218	4,361,808
	USD/JPY	03/21/13	2,097,865	84,135
UBS AG (London)	BRL/USD	01/03/13	740,376	18,376
	BRL/USD	01/31/13	745,156	18,156
	EUR/USD	02/08/13	8,967,536	17,989
	EUR/USD	03/20/13	731,779	6,400
	GBP/USD	01/09/13	12,651,418	64,939
	INR/USD	01/22/13	4,854,492	34,298
	INR/USD	01/29/13	741,022	13,022
	NOK/USD	03/20/13	445,422	422
	RUB/USD	01/10/13	746,271	12,271
	RUB/USD	01/18/13	368,261	6,261
	RUB/USD	01/22/13	729,242	7,242
	SEK/USD	03/20/13	391,132	1,132
	TWD/USD	01/14/13	2,260,182	5,271
	TWD/USD	02/04/13	1,503,110	4,603
	USD/CAD	03/20/13	1,510,884	4,131
	USD/GBP	03/20/13	721,071	1,051
	USD/MXN	03/20/13	388,272	1,728
	USD/NZD	03/20/13	549,200	1,452
Westpac Banking Corp.	NZD/AUD	03/20/13	1,434,983	564
	USD/AUD	03/20/13	1,428,789	10,668

TOTAL				$5,645,482

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CNY/USD	02/04/13	$891,559	$(1,241)
	CNY/USD	02/05/13	1,487,505	(1,495)
	EUR/CZK	03/20/13	1,592,423	(10,004)
	HUF/USD	03/20/13	325,146	(6,854)
	USD/PLN	03/20/13	2,072,560	(66,079)
Barclays Bank PLC	CNY/USD	02/05/13	2,957,709	(2,263)
	IDR/USD	02/20/13	1,453,077	(22,041)
	JPY/USD	03/21/13	670,174	(3,826)
	USD/BRL	01/31/13	336,279	(9,836)
	USD/INR	01/29/13	729,592	(5,592)
	USD/MXN	01/25/13	2,585,728	(29,678)
	USD/PHP	01/18/13	783,012	(1,012)
	USD/ZAR	02/08/13	4,594,774	(172,356)
BNP Paribas SA	MYR/USD	02/04/13	727,476	(2,524)
Citibank NA	JPY/USD	03/21/13	2,106,133	(63,867)
	MXN/USD	03/20/13	360,295	(2,705)
	MYR/USD	01/29/13	1,453,583	(1,417)
	USD/KRW	02/04/13	418,415	(3,415)
	USD/MYR	01/29/13	726,712	(712)
	USD/PHP	02/04/13	1,449,578	(6,578)
	USD/RUB	01/10/13	743,945	(9,945)
	USD/RUB	01/14/13	727,640	(5,640)
	USD/RUB	01/17/13	574,106	(10,422)
	USD/TWD	02/04/13	416,275	(1,275)
Credit Suisse International (London)	BRL/USD	01/07/13	415,041	(450)
	MXN/USD	03/20/13	1,801,529	(18,471)
	USD/CHF	03/20/13	9,595,156	(176,323)
	USD/COP	01/17/13	707,572	(24,603)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Credit Suisse International (London) (continued)	USD/MXN	01/25/13	$1,458,849	$(5,937)
	USD/PEN	01/18/13	392,060	(2,060)
	USD/RUB	01/17/13	2,991,537	(50,720)
	USD/RUB	01/18/13	366,812	(4,812)
Deutsche Bank AG (London)	CNY/USD	02/04/13	594,138	(862)
	EUR/USD	03/20/13	722,533	(929)
	HUF/EUR	03/20/13	1,093,706	(18,620)
	ILS/USD	03/20/13	335,619	(381)
	JPY/USD	01/23/13	3,853,536	(121,901)
	JPY/USD	03/21/13	2,383,666	(44,334)
	PHP/USD	02/04/13	1,238,178	(3,099)
	USD/KRW	02/04/13	731,518	(7,518)
	USD/MXN	01/25/13	900,362	(7,951)
	USD/MXN	03/20/13	683,474	(4,065)
HSBC Bank PLC	CNY/USD	02/04/13	1,100,255	(745)
	EUR/SEK	03/20/13	1,202,108	(11,200)
	MXN/USD	03/20/13	6,803,089	(80,352)
	USD/BRL	01/03/13	740,376	(9,714)
	USD/MYR	01/29/13	2,181,819	(9,819)
	USD/NOK	03/20/13	328,181	(7,181)
JPMorgan Securities, Inc.	EUR/SEK	03/20/13	1,491,010	(12,922)
	TRY/USD	03/20/13	721,513	(1,487)
	USD/GBP	01/09/13	42,710,684	(875,032)
	USD/MXN	01/25/13	843,750	(1,998)
Morgan Stanley Capital Services, Inc.	EUR/NOK	03/20/13	4,843,698	(3,585)
	EUR/USD	03/20/13	718,570	(1,118)
Royal Bank of Canada	CAD/USD	03/20/13	318,980	(2,020)
	USD/CAD	01/10/13	11,754,233	(91,997)
	USD/DKK	01/22/13	3,350,563	(113,770)
	USD/EUR	02/08/13	131,160,078	(162,686)
	USD/MXN	01/25/13	346,696	(2,332)
Royal Bank of Scotland PLC	EUR/SEK	03/20/13	362,641	(714)
	NZD/USD	03/20/13	634,134	(2,255)
	USD/TRY	03/20/13	1,824,775	(7,882)
Standard Chartered Bank	PHP/USD	01/18/13	1,484,833	(1,779)
State Street Bank	MXN/USD	03/20/13	357,816	(5,184)
	USD/KRW	01/17/13	4,222,553	(191,109)
	USD/MXN	03/20/13	339,328	(2,453)
UBS AG (London)	CHF/EUR	03/20/13	833,488	(99)
	EUR/SEK	03/20/13	746,775	(4,429)
	JPY/USD	03/21/13	756,563	(22,437)
	RUB/USD	01/31/13	669,453	(547)
	USD/BRL	01/07/13	1,508,819	(48,819)
	USD/BRL	01/31/13	730,901	(8,901)
	USD/RUB	01/14/13	730,484	(6,484)
	USD/RUB	01/22/13	366,214	(3,214)
	USD/SEK	01/31/13	5,763,486	(100,306)
Westpac Banking Corp.	AUD/USD	03/20/13	980,557	(6,970)
	GBP/USD	01/09/13	3,416,346	(5,704)

TOTAL				$(2,741,057)

FUTURES CONTRACTS — At December 31, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	11	March 2013	$1,408,661	$(3,343)
French 10 Year Government Bonds	(47)	March 2013	(8,447,051)	(23,714)
Italian 10 Year Government Bonds	(25)	March 2013	(3,652,304)	4,323
Japan 10 Year Government Bonds	(39)	March 2013	(64,666,128)	429,785
U.K. Life Long Gilt	116	March 2013	22,408,832	157,862
Ultra Long U.S. Treasury Bonds	39	March 2013	6,341,156	(20,243)
2 Year German Euro-Schatz	(58)	March 2013	(8,486,742)	(5,849)
10 Year German Euro-Bund	237	March 2013	45,560,319	363,987

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

5 Year U.S. Treasury Notes	20	March 2013	$2,488,281	$4,186
10 Year U.S. Treasury Notes	(271)	March 2013	(35,983,719)	15,901
30 Year U.S. Treasury Bonds	(89)	March 2013	(13,127,500)	135,517

TOTAL				$1,058,412

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	4,970		01/02/17	8.695%	1 month Brazilian Interbank Deposit Average	$—	$20,559
	CAD	6,100	(a)	09/14/25	3.040	6 month CDOR	—	127,205
		3,500	(a)	09/14/35	6 month CDOR	3.108%	—	(96,737)
						1 month Brazilian
Barclays Bank PLC	BRL	2,070		01/02/17	8.650	Interbank Deposit Average	—	7,438
	EUR	5,730	(a)	04/20/17	6 month EURO	1.297	—	(54,680)
	JPY	705,000	(a)	06/19/18	0.250	6 month JYOR	(27,609)	(15,033)
	EUR	6,120	(a)	04/20/22	2.204	6 month EURO	—	191,860
	SEK	320	(a)	12/20/22	2.750	3 month STIBOR	293	41
		320	(a)	12/20/22	3 month STIBOR	2.750	(494)	160
	EUR	1,700	(a)	12/20/22	6 month EURO	3.000	(53,314)	(6,553)
		$2,400	(a)	12/20/22	3 month LIBOR	3.000	(33,173)	16,808
	CHF	4,180	(a)	12/20/22	6 month CHFOR	1.750	(49,348)	16,421
	GBP	4,850	(a)	12/20/22	6 month BP	3.000	(87,506)	3,040
	AUD	5,950	(a)	12/20/22	6 month AUDOR	4.500	(83,317)	74,948
	NOK	32,110	(a)	12/20/22	4.000	6 month NIBOR	4,868	23,891
	AUD	2,000	(a)	06/19/23	3.750	6 month AUDOR	(22,201)	(4,615)
	GBP	2,340	(a)	06/19/23	6 month BP	2.000	14,383	(16,939)
	CHF	2,750	(a)	06/19/23	1.000	6 month CHFOR	8,783	(20,655)
	SEK	4,080	(a)	06/19/23	3 month STIBOR	2.000	5,093	1,035
	AUD	5,740	(a)	06/19/23	6 month AUDOR	3.750	48,386	28,572
	EUR	7,250	(a)	06/19/23	1.750	6 month EURO	(126,630)	184,840
		2,380	(a)	04/20/30	6 month EURO	2.683	—	(110,140)
		2,280	(a)	06/19/43	2.250	6 month EURO	(105,696)	84,773
Citibank NA		5,870	(a)	06/10/17	6 month EURO	1.100	(4,771)	(12,481)
		19,050	(a)	06/19/18	6 month EURO	1.000	125,557	(244,941)
		6,250	(a)	06/10/22	1.998	6 month EURO	16,562	41,138
	GBP	750	(a)	12/20/22	3.000	6 month BP	(4,758)	17,819
	EUR	890	(a)	12/20/22	6 month EURO	3.000	(21,717)	(9,625)
	CHF	1,160	(a)	12/20/22	1.750	6 month CHFOR	8,756	382
	NZD	2,520	(a)	12/20/22	3 month NZDOR	4.500	(18,373)	24,155
	AUD	4,330	(a)	12/20/22	4.500	6 month AUDOR	47,407	(41,317)
		$4,570	(a)	12/20/22	3.000	3 month LIBOR	57,077	(25,915)
	NZD	5,780	(a)	12/20/22	4.500	3 month NZDOR	1,083	(14,344)
		$6,220	(a)	12/20/22	3 month LIBOR	3.000	(67,218)	24,806
	AUD	7,330	(a)	12/20/22	6 month AUDOR	4.500	(94,537)	84,228
	JPY	90,000	(a)	12/20/22	6 month JYOR	1.250	2,460	3,797
		179,930	(a)	12/20/22	1.250	6 month JYOR	2,689	(15,200)
		$36,900	(a)	06/19/23	3 month LIBOR	1.750	475,358	210,182
	EUR	2,420	(a)	06/10/30	6 month EURO	2.515	(8,393)	(24,751)
Credit Suisse International (London)		$6,140	(a)	06/19/15	0.500	3 month LIBOR	6,320	(224)
	CAD	1,420	(a)	12/20/22	6 month CDOR	3.000	(12,776)	2,335
	EUR	1,860	(a)	12/20/22	3.000	6 month EURO	31,168	34,333
	NZD	2,690	(a)	12/20/22	3 month NZDOR	4.500	(6,765)	12,936
	CHF	3,020	(a)	12/20/22	1.750	6 month CHFOR	23,399	391
	EUR	9,520	(a)	12/20/22	6 month EURO	3.000	(281,179)	(54,073)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Credit Suisse International (London) (continued)		$12,790	(a)	12/20/22	3.000%	3 month LIBOR	$160,185	$(72,975)
	JPY	1,063,470	(a)	12/20/22	6 month JYOR	1.250%	(245)	74,186
		1,286,130	(a)	12/20/22	1.250	6 month JYOR	(45,807)	(43,616)
	EUR	440	(a)	06/19/23	6 month EURO	1.750	(1,558)	(1,975)
	CAD	540	(a)	06/19/23	2.250	6 month CDOR	642	(5,150)
		$610	(a)	06/19/23	1.750	3 month LIBOR	(5,363)	(5,970)
	SEK	37,280	(a)	06/19/23	2.000	3 month STIBOR	(90,636)	34,653
	JPY	82,000	(a)	06/19/23	0.750	6 month JYOR	(6,728)	(9,076)
		$640	(a)	06/19/43	2.750	3 month LIBOR	16,818	(26,968)
						1 month Brazilian
Deutsche Bank Securities, Inc.	BRL	16,770		01/02/17	8.690	Interbank Deposit Average	—	70,384
	CAD	1,420	(a)	12/20/22	3.000	6 month CDOR	10,701	(260)
		$2,570	(a)	12/20/22	3.000	3 month LIBOR	22,759	(5,235)
	NOK	7,550	(a)	12/20/22	6 month NIBOR	4.000	(6,130)	(633)
		8,960	(a)	12/20/22	4.000	6 month NIBOR	2,865	5,160
	NZD	1,700	(a)	06/19/23	3.750	3 month NZDOR	(12,428)	(368)
						1 month Brazilian
JPMorgan Securities, Inc.	BRL	16,070		01/02/17	8.610	Interbank Deposit Average	—	46,635
	NOK	22,470	(a)	12/20/22	6 month NIBOR	4.000	(18,334)	(1,792)
						1 month Brazilian
Morgan Stanley Capital Services, Inc.	BRL	3,350		01/02/17	8.610	Interbank Deposit Average	—	9,722
	NZD	3,660	(a)	12/20/22	4.500	3 month NZDOR	1,787	(10,184)
	NOK	11,050	(a)	12/20/22	6 month NIBOR	4.000	(9,630)	(268)
	AUD	11,740	(a)	12/20/22	4.500	6 month AUDOR	69,848	(53,336)
	JPY	1,113,410	(a)	12/20/22	1.250	6 month JYOR	(35,649)	(41,764)
	NZD	7,920	(a)	06/19/23	3 month NZDOR	3.750	(3,574)	63,191
Royal Bank of Canada		$30,710	(a)	10/27/17	1.416	3 month LIBOR	—	89,790
	CAD	1,910	(a)	12/20/22	3.000	6 month CDOR	11,855	2,190
		4,300	(a)	10/04/25	2.780	6 month CDOR	—	(11,393)
		2,500	(a)	10/04/35	6 month CDOR	2.860	—	25,665
UBS AG (London)	CHF	5,400		01/06/17	2.105	6 month CHFOR	—	563,962

TOTAL							$(168,755)	$1,164,445

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
					Credit
		Notional	Rates		Spread at	Upfront
	Referenced	Amount	Received	Termination	December 31,	Payments	Unrealized
Counterparty	Obligation	(000s)	(Paid)	Date	2012(b)	Made (Received)	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$16,650	(1.000)%	06/20/14	0.275%	$(89,780)	$(94,431)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	28,700	(1.000)	06/20/14	0.275	(144,236)	(173,293)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	5,400	1.000	06/20/16	0.655	5,344	60,297
Credit Suisse First Boston Corp.	CDX North America Investment Grade Index 19	41,550	1.000	12/20/17	0.945	67,079	56,085
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 19	11,750	1.000	12/20/17	0.945	29,379	5,451
Morgan Stanley Capital	CDX North America
Services, Inc.	Investment Grade Index 16	24,050	1.000	06/20/16	0.655	22,751	269,594

TOTAL						$(109,463)	$123,703

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2012, the Fund had the following written options activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2012	$1,720	$15,394

Contracts Written	58,541	1,104,716
Contracts Bought to Close	(49,000)	(1,073,100)
Contracts Expired	(11,261)	(47,010)

Contracts Outstanding December 31, 2012	$—	$—

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$516,769,175

Gross unrealized gain	36,251,436
Gross unrealized loss	(9,136,897)

Net unrealized security gain	$27,114,539

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – 29.8%
Banks – 4.8%
Abbey National Treasury Services PLC(a)
GBP	1,800,000	2.123%	02/16/15	$ 2,984,011
ANZ Capital Trust II(b)(c)
	$6,600,000	5.360	12/15/49	6,732,000
Bank of America Corp.
	8,950,000	6.000	09/01/17	10,486,428
Bank of Scotland PLC(b)
	5,700,000	5.250	02/21/17	6,516,445
Barclays Bank PLC(b)
	6,150,000	6.050	12/04/17	6,804,286
BNP Paribas Capital Trust VI(a)(c)
EUR	7,350,000	5.868	01/29/49	9,708,536
BNP Paribas SA(a)(c)
	1,850,000	4.730	04/29/49	2,306,827
Capital One Capital III(c)
	$2,000,000	7.686	08/15/36	2,001,600
HBOS PLC(a)(c)
EUR	5,175,000	4.375	10/30/19	6,311,322
HSBC Capital Funding LP(a)(c)
	4,975,000	5.369	03/24/49	6,553,622
ING Bank NV(a)(c)
	6,879,000	4.625	03/15/19	8,966,379
Lloyds TSB Bank PLC(a)(c)
GBP	2,200,000	6.963	05/29/20	3,546,758
Northern Rock Asset Management PLC(b)
	$10,354,000	5.625	06/22/17	12,063,340
Regions Bank
	4,975,000	7.500	05/15/18	5,926,469
Santander Holdings USA, Inc.(c)
	4,225,000	3.000	09/24/15	4,305,674
Sparebank 1 Boligkreditt AS(b)
	13,400,000	1.750	11/15/19	13,236,520
Stadshypotek AB(b)
	8,100,000	1.875	10/02/19	8,096,760
UBS AG
	1,675,000	7.625	08/17/22	1,834,443
Westpac Capital Trust III(a)(b)(c)
	2,585,000	5.819	09/30/49	2,582,156

				120,963,576

Brokerage(c) – 0.8%
Morgan Stanley, Inc.
	17,125,000	5.500	07/28/21	19,443,237

Chemicals(c) – 0.8%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
	4,100,000	9.000	11/15/20	3,731,000
PQ Corp.(b)
	3,200,000	8.750	05/01/18	3,360,000
Rockwood Specialties Group, Inc.
	11,625,000	4.625	10/15/20	12,031,875

				19,122,875

Consumer Cyclical Services(c) – 0.5%
Equinix, Inc.
	8,525,000	7.000	07/15/21	9,462,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services(c) – (continued)
Lender Process Services, Inc.
$3,000,000	5.750%		04/15/23	$ 3,105,000

				12,567,750

Consumer Products - Household & Leisure(b)(c) – 0.7%
Alphabet Holding Co., Inc.(d)
11,450,000	7.750		11/01/17	11,793,500
Spectrum Brands Escrow Corp.
3,050,000	6.375		11/15/20	3,240,625
3,100,000	6.625		11/15/22	3,348,000

				18,382,125

Electric(c) – 0.8%
CMS Energy Corp.
4,760,000	5.050		03/15/22	5,319,300
DPL, Inc.
5,650,000	7.250		10/15/21	6,045,500
NV Energy, Inc.
4,765,000	6.250		11/15/20	5,634,612
Puget Sound Energy, Inc.(a)
2,000,000	6.974		06/01/67	2,122,500

				19,121,912

Energy – 5.7%
Access Midstream Partners LP/ACMP Finance Corp.(c)
11,875,000	4.875		05/15/23	12,082,813
BG Energy Capital PLC(a)(c)
7,816,000	6.500		11/30/72	8,339,837
Gaz Capital SA for Gazprom
2,660,000	8.625	(e)	04/28/14	3,823,750
4,960,000	4.950		07/19/22	5,313,400
2,350,000	7.288	(b)(c)	08/16/37	3,066,750
GPN Capital SA for Gazprom
14,389,000	4.375		09/19/22	14,694,766
Halcon Resources Corp.(b)(c)
2,875,000	9.750		07/15/20	3,105,000
3,850,000	8.875		05/15/21	4,081,000
Nexen, Inc.(c)
1,225,000	5.875		03/10/35	1,516,331
5,581,000	6.400		05/15/37	7,222,812
5,850,000	7.500		07/30/39	8,502,180
Offshore Group Investment Ltd.(b)(c)
5,800,000	7.500		11/01/19	5,841,647
Raizen Fuels Finance Ltd.(c)
1,400,000	9.500		08/15/14	1,550,498
Rosneft Oil Co. via Rosneft International Finance Ltd.(b)
28,350,000	4.199		03/06/22	28,881,563
SandRidge Energy, Inc.(c)
7,000,000	7.500		03/15/21	7,490,000
Transocean, Inc.(c)
8,550,000	6.500		11/15/20	10,322,799
9,350,000	3.800		10/15/22	9,605,933
Trinidad Drilling Ltd.(b)(c)
4,775,000	7.875		01/15/19	5,061,488
Whiting Petroleum Corp.(c)
2,100,000	7.000		02/01/14	2,205,000

				142,707,567

Energy - Exploration & Production – 2.8%
Concho Resources, Inc.(c)
2,550,000	8.625		10/01/17	2,766,750
400,000	6.500		01/15/22	439,000
4,629,000	5.500		04/01/23	4,872,023

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production – (continued)
Continental Resources, Inc.(c)
	$11,450,000	5.000%		09/15/22	$ 12,308,750
Kodiak Oil & Gas Corp.(c)
	7,285,000	8.125		12/01/19	8,049,925
Laredo Petroleum, Inc.(c)
	3,754,000	9.500		02/15/19	4,213,865
	13,186,000	7.375		05/01/22	14,339,775
Lukoil International Finance BV
	770,000	7.250	(c)	11/05/19	941,325
	3,320,000	6.125		11/09/20	3,838,750
	1,480,000	6.656	(c)	06/07/22	1,801,900
MEG Energy Corp.(b)(c)
	4,975,000	6.500		03/15/21	5,236,187
	10,075,000	6.375		01/30/23	10,528,375

					69,336,625

Gaming(b)(c) – 1.4%
Caesars Operating Escrow LLC/Caesars Escrow Corp.
	11,700,000	9.000		02/15/20	11,758,500
MGM Resorts International
	15,275,000	6.750		10/01/20	15,542,312
Studio City Finance Ltd.
	6,850,000	8.500		12/01/20	7,175,375

					34,476,187

Health Care - Services(c) – 0.6%
American Renal Associates Holdings Inc.(d)
	599,121	9.750		03/01/16	630,575
Fresenius Medical Care US Finance, Inc.(b)
	8,950,000	5.750		02/15/21	9,621,250
HCA, Inc.
	4,700,000	6.500		02/15/20	5,287,500

					15,539,325

Life Insurance(a)(b)(c) – 0.5%
Nippon Life Insurance Co.
	11,800,000	5.000		10/18/42	12,463,637

Lodging(c) – 0.2%
Host Hotels & Resorts LP
	4,300,000	5.250		03/15/22	4,751,500

Media - Cable(c) – 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
	6,325,000	7.000		01/15/19	6,831,000
	4,225,000	5.250		09/30/22	4,298,937
DISH DBS Corp.
	5,600,000	6.625		10/01/14	6,020,000
UPC Holding BV(b)
EUR	12,300,000	6.375		09/15/22	16,560,103

					33,710,040

Metals & Mining(b)(c) – 0.3%
Calcipar SA
	$6,167,000	6.875		05/01/18	6,291,121

Noncaptive - Financial(c) – 0.3%
CIT Group, Inc.(b)
	2,700,000	5.250		04/01/14	2,808,000

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive – Financial(c) – (continued)
GEO Maquinaria
$713,575	9.625%		05/02/21	$ 670,682
3,616,750	9.625	(b)	05/02/21	3,399,280

				6,877,962

Packaging(c) – 0.7%
Reynolds Group Holding Ltd.
3,250,000	9.875		08/15/19	3,493,750
Reynolds Group Issuer, Inc.
14,725,000	5.750	(b)	10/15/20	15,185,156

				18,678,906

Paper(b)(c) – 0.2%
Sappi Papier Holding GmbH
4,200,000	7.750		07/15/17	4,557,000

Pharmaceuticals(b)(c) – 0.7%
Valeant Pharmaceuticals International
17,250,000	6.375		10/15/20	18,500,625

Pipelines(c) – 1.5%
Carrizo Oil & Gas, Inc.(e)
117,000	4.375		06/01/13	117,548
Enterprise Products Operating LLC(a)
3,875,000	8.375		08/01/66	4,422,344
1,850,000	7.000		06/01/67	1,984,125
3,175,000	7.034		01/15/68	3,639,344
Regency Energy Partners LP
1,105,000	9.375		06/01/16	1,187,875
5,000,000	6.500		07/15/21	5,475,000
12,600,000	5.500		04/15/23	13,450,500
Southern Union Co.(a)
8,775,000	3.330		11/01/66	7,524,562

				37,801,298

Real Estate Investment Trust(c) – 0.2%
CB Richard Ellis Services, Inc.
520,000	11.625		06/15/17	570,700
Entertainment Properties Trust
5,500,000	5.750		08/15/22	5,661,640

				6,232,340

Retailers(c) – 0.7%
Burlington Coat Factory Warehouse Corp.
16,825,000	10.000		02/15/19	18,128,938

Services Cyclical - Rental Equipment(b)(c) – 0.8%
Algeco Scotsman Global Finance PLC
13,075,000	8.500		10/15/18	13,513,886
6,125,000	10.750		10/15/19	6,030,617

				19,544,503

Wireless Telecommunications(c) – 2.1%
Crown Castle International Corp.(b)
11,700,000	5.250		01/15/23	12,460,500
Intelsat Luxembourg SA(d)
8,025,000	11.500		02/04/17	8,486,437
Sprint Capital Corp.
8,600,000	8.750		03/15/32	10,535,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications(c) – (continued)
Sprint Nextel Corp.
$2,750,000	11.500%	11/15/21	$ 3,740,000
15,950,000	6.000	11/15/22	16,388,625

			51,610,562

Wirelines Telecommunications(c) – 1.4%
Frontier Communications Corp.
17,000,000	8.250	04/15/17	19,592,500
Level 3 Financing, Inc.
14,125,000	9.375	04/01/19	15,820,000

			35,412,500

TOTAL CORPORATE OBLIGATIONS			$ 746,222,111

Mortgage-Backed Obligations – 43.1%
Adjustable Rate Non-Agency(a) – 8.3%
American Home Mortgage Assets Series 2007-2, Class A1
$2,339,255	0.335%	03/25/47	$ 1,562,525
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
1,324,750	0.430	08/25/36	794,221
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
5,722,838	0.410	09/25/47	4,356,068
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B
6,863,500	0.380	11/25/36	4,861,383
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
906,327	0.470	12/25/35	727,338
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
2,972,745	1.641	01/25/36	2,426,204
Countrywide Alternative Loan Trust Series 2005-81, Class A1
10,822,778	0.490	02/25/37	6,827,242
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
1,927,526	0.710	05/25/35	1,464,471
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
2,399,614	1.451	11/25/47	1,571,313
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
14,873,515	0.340	03/25/47	8,346,038
Harborview Mortgage Loan Trust Series 2005-09, Class 2A1A
1,372,038	0.551	06/20/35	1,307,695
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
1,520,853	2.617	08/25/35	1,222,290
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
7,635,687	4.931	11/25/35	6,154,865
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
6,085,352	0.430	04/25/46	4,404,095
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
10,688,710	0.390	02/25/37	6,376,143
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
9,704,904	0.390	07/25/37	8,012,374
Lehman XS Trust Series 2006-GP1, Class A2A
4,586,010	0.380	05/25/46	4,249,315
Lehman XS Trust Series 2007-15N, Class 4A1
12,770,595	1.110	08/25/47	8,656,535
Lehman XS Trust Series 2007-16N, Class 2A2
616,673	1.060	09/25/47	454,440
Lehman XS Trust Series 2007-7N, Class 1A1A
28,460,871	0.430	06/25/47	20,542,166
Luminent Mortgage Trust Series 2006-7, Class 2A1
13,232,123	0.380	12/25/36	9,387,183
Luminent Mortgage Trust Series 2007-2, Class 2A1
2,991,416	0.440	05/25/37	1,557,998
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
6,535,877	0.360	03/25/47	4,898,583
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
2,286,522	0.410	05/25/47	1,417,016

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
$8,109,091	1.165%	01/25/46	$ 5,243,849
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
13,183,152	2.950	11/25/37	6,108,564
Residential Accredit Loans, Inc. Series 2007-QO3, Class A1
20,041,624	0.370	03/25/47	14,340,892
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
9,514,950	3.234	09/25/35	8,243,209
Structured Adjustable Rate Mortgage Loan Trust Series 2006-04, Class 5A1
8,525,692	5.313	05/25/36	6,986,116
Structured Asset Mortgage Investments, Inc. Series 2005-AR7, Class 5A1
2,030,826	1.626	03/25/46	1,420,169
Structured Asset Mortgage Investments, Inc. Series 2006-AR6, Class 1A3
689,235	0.400	07/25/46	388,794
Structured Asset Mortgage Investments, Inc. Series 2006-AR7, Class A1A
739,680	0.420	08/25/36	487,465
Structured Asset Mortgage Investments, Inc. Series 2006-AR8, Class A1A
6,009,723	0.410	10/25/36	4,352,062
Structured Asset Mortgage Investments, Inc. Series 2007-AR7, Class 1A1
2,254,105	1.060	05/25/47	1,412,709
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
4,284,752	1.136	06/25/46	2,012,546
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
3,054,121	0.530	08/25/45	2,838,705
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR12, Class 1A6
8,175,000	2.472	10/25/35	7,606,986
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
806,283	0.480	12/25/45	746,132
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6, Class 2A1A
740,030	0.440	04/25/45	687,736
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
509,121	0.480	07/25/45	468,938
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
1,850,641	0.500	07/25/45	1,734,264
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A
1,899,774	0.530	07/25/45	1,808,556
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
5,297,695	1.080	09/25/46	3,286,828
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR15, Class 1A
6,204,589	1.006	11/25/46	4,934,354
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR17, Class 1A
11,522,862	0.986	12/25/46	8,455,513
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
2,106,828	1.156	06/25/46	1,177,326
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
11,426,282	0.860	01/25/47	5,978,714

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class 1A
	$8,017,977	0.936%	05/25/47	$ 6,663,604

				208,961,532

Collateralized Mortgage Obligations – 8.4%
Interest Only – 0.1%
FHLMC REMIC Series 4122, Class CI
	9,718,499	3.500	10/15/42	1,195,236
FNMA REMIC Series 2012-114, Class NI
	8,650,722	3.500	10/25/41	953,147
FNMA REMIC Series 2012-140, Class PI
	11,457,427	3.500	12/25/42	1,275,393

				3,423,776

Regular Floater(a) – 4.1%
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
	2,197,858	1.010	12/25/35	1,484,975
FHLMC REMIC Series 3371, Class FA
	1,964,448	0.809	09/15/37	1,981,758
FHLMC REMIC Series 3545, Class FA
	4,589,696	1.059	06/15/39	4,651,659
FHLMC Series 3084 Class FN
	5,104,109	0.709	12/15/34	5,139,705
FHLMC Series 3231 Class FB
	2,467,404	0.559	10/15/36	2,469,668
FHLMC Series 3314 Class FC
	2,138,016	0.609	12/15/36	2,142,779
FHLMC Series 3827 Class KF
	1,764,386	0.579	03/15/41	1,767,620
FHLMC Series 3830 Class FD
	1,750,278	0.569	03/15/41	1,752,945
FNMA REMIC Series 2010-126, Class LS
	12,639,928	4.787	11/25/40	1,124,682
FNMA REMIC Series 2011-55, Class FJ
	18,485,666	0.650	06/25/41	18,479,031
FNMA Series 2005-102, Class DF
	6,749,572	0.510	11/25/35	6,743,248
FNMA Series 2006-45, Class TF
	3,337,789	0.610	06/25/36	3,346,251
FNMA Series 2006-76, Class QF
	3,370,935	0.610	08/25/36	3,379,977
FNMA Series 2006-79, Class PF
	4,486,720	0.610	08/25/36	4,498,511
FNMA Series 2007-75, Class VF
	1,104,184	0.660	08/25/37	1,108,836
FNMA Series 2007-91, Class FB
	3,636,724	0.810	10/25/37	3,667,003
FNMA Series 2009-84, Class WF
	1,796,843	1.310	10/25/39	1,833,511
FNMA Series 2010-89, Class CF
	9,159,251	0.660	02/25/38	9,198,601
FNMA Series 2011-59, Class FW
	5,485,451	0.570	07/25/41	5,501,669
FNMA Series 2011-86, Class DF
	2,439,061	0.710	09/25/41	2,456,544
Granite Mortgages PLC Series 2003-2, Class 1B
	3,776,089	1.299	07/20/43	3,668,361
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	3,040,965	1.009	07/20/43	4,897,968
Granite Mortgages PLC Series 2003-3, Class 2A
EUR	222,109	0.585	01/20/44	291,416

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
Granite Mortgages PLC Series 2004-2, Class 3A
GBP	3,233,625	0.838%	06/20/44	$ 5,208,519
Granite Mortgages PLC Series 2004-3, Class 2A2
EUR	83,535	0.464	09/20/44	109,605
Granite Mortgages PLC Series 2004-3, Class 3A1
GBP	3,221,916	0.878	09/20/44	5,189,690

			102,094,532

Sequential Fixed Rate – 4.0%
Banc of America Funding Corp. Series 2007-8, Class 2A1
	$3,636,977	7.000	10/25/37	2,064,837
BCAP LLC Trust Series 2007-AA2, Class 2A7
	3,338,167	6.000	04/25/37	2,755,769
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
	488,419	5.500	05/25/22	491,286
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7
	2,284,691	6.000	01/25/37	1,859,096
Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A5
	8,444,169	5.750	04/25/37	6,853,140
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
	4,763,305	6.000	02/25/36	3,611,256
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
	921,163	6.000	08/25/37	732,807
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
	7,000,000	2.699	05/25/18	7,518,470
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(b)
	15,274,221	6.000	11/25/36	11,343,328
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
	2,483,791	5.000	08/25/35	2,471,667
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A
	7,563,525	5.250	02/25/21	7,213,609
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 2A3
	9,039,839	5.750	02/25/36	8,208,740
Residential Accredit Loans, Inc. Series 2006-QS12, Class 1A1
	8,550,667	6.500	09/25/36	6,451,848
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
	1,243,102	5.500	02/25/36	968,216
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
	6,564,398	6.000	04/25/36	4,662,335
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
	2,151,497	6.000	06/25/36	1,572,476
Residential Accredit Loans, Inc. Series 2006-QS7, Class A1
	1,275,730	6.000	06/25/36	931,206
Residential Accredit Loans, Inc. Series 2006-QS8, Class A1
	5,017,308	6.000	08/25/36	3,873,694
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
	3,895,008	6.000	08/25/36	3,007,204
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
	3,873,207	6.500	07/25/36	3,068,737
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
	2,885,857	6.000	08/25/36	2,332,623
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
	11,475,728	6.000	10/25/37	9,887,362
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1
	6,372,831	6.250	07/25/37	5,179,501
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
	3,274,129	6.000	08/25/37	3,276,391

				100,335,598

Sequential Floating Rate(a) – 0.2%
Banc of America Funding Corp. Series 2007-2, Class 2A1
	291,807	5.613	03/25/37	292,786

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
Chaseflex Trust Series 2007-3, Class 1A2
$5,094,935	0.670%	07/25/37	$ 2,725,790
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,541,462	0.310	12/25/36	929,061

			3,947,637

Support – 0.0%
Countrywide Alternative Loan Trust Series 2006-4CB, Class 2A4
1,091,824	5.500	04/25/36	890,510

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 210,692,053

Commercial Mortgage-Backed Securities – 1.1%
Sequential Fixed Rate – 0.3%
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM
1,600,000	5.347	12/10/46	1,770,784
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class AM
1,700,000	4.063	12/10/44	1,877,153
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class B
2,500,000	4.697	04/15/45	2,759,673

			6,407,610

Sequential Floating Rate(a) – 0.8%
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class B
1,375,000	4.934	12/10/44	1,538,915
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class C
775,000	5.649	12/10/44	871,439
FREMF Mortgage Trust Series 2012-K17, Class B(b)
1,550,000	4.350	12/25/44	1,621,141
FREMF Mortgage Trust Series 2012-K706, Class B(b)
2,200,000	4.023	11/25/44	2,332,792
FREMF Mortgage Trust Series 2012-K706, Class C(b)
1,350,000	4.023	11/25/44	1,297,473
FREMF Mortgage Trust Series 2012-K707, Class C(b)
2,350,000	3.882	01/25/47	2,303,519
FREMF Mortgage Trust Series 2012-K710, Class B(b)
5,700,000	3.818	06/25/47	5,849,478
FREMF Mortgage Trust Series 2012-K710, Class C(b)
1,600,000	3.818	06/25/47	1,548,060
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM
1,450,000	5.478	02/12/44	1,628,709
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM
1,200,000	5.931	12/15/44	1,148,077

			20,139,603

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 26,547,213

Federal Agencies – 25.3%
Adjustable Rate FHLMC(a) – 1.2%
29,822,269	0.609	07/15/39	29,951,337

Adjustable Rate FNMA(a) – 0.5%
3,216,961	2.925	05/01/33	3,425,969
1,333,085	2.338	10/01/34	1,406,931
3,000,087	2.272	01/01/35	3,169,376

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$2,431,759	2.598%	09/01/35	$ 2,608,501
1,228,962	2.432	10/01/36	1,304,915

			11,915,692

FHLMC – 4.0%
2,999,998	3.000	07/01/42	3,139,244
21,000,005	3.000	08/01/42	21,974,730
3,999,996	3.000	09/01/42	4,185,658
5,999,885	3.000	10/01/42	6,278,372
38,000,137	3.000	11/01/42	39,763,931
16,999,992	3.000	12/01/42	17,789,055
4,000,000	3.000	01/01/43	4,185,662
3,000,000	3.000	TBA - 30yr(f)	3,135,937

			100,452,589

FNMA – 19.6%
6,894,679	3.104	01/01/18	7,512,907
7,695,631	3.462	01/01/18	8,485,444
4,400,000	3.660	01/01/18	4,957,017
922,466	5.000	01/01/18	998,098
4,728,899	5.000	02/01/18	5,116,615
5,445,260	3.750	03/01/18	6,081,111
3,044,220	5.000	03/01/18	3,293,811
4,401,600	5.000	04/01/18	4,762,483
3,550,000	3.840	05/01/18	3,984,811
356,530	5.000	05/01/18	385,762
374,967	5.000	06/01/18	405,710
9,560	5.500	01/01/19	10,355
135,221	5.500	02/01/19	146,272
138,831	5.500	03/01/19	150,375
100,570	5.500	04/01/19	108,933
62,039	5.500	05/01/19	67,198
263,944	5.500	06/01/19	285,892
820,871	5.500	07/01/19	888,996
746,662	5.500	08/01/19	808,519
681,319	5.500	09/01/19	737,655
203,292	5.500	10/01/19	220,159
218,264	5.500	11/01/19	236,413
322,654	5.500	12/01/19	349,487
26,293	5.500	01/01/20	28,480
15,551	5.500	06/01/20	16,767
3,927,357	5.500	07/01/20	4,291,331
2,140,594	3.416	10/01/20	2,362,724
1,558,117	3.632	12/01/20	1,722,856
5,978,319	4.375	06/01/21	6,955,864
10,554,828	5.500	05/01/25	11,379,720
16,686,510	4.000	09/01/26	17,849,351
12,811	4.500	09/01/29	13,825
739,468	5.000	10/01/29	799,268
761,862	6.000	05/01/31	830,838
380,000	5.000	04/01/33	412,397
172,744	5.000	05/01/33	187,471
821,228	5.000	08/01/33	891,241
945,909	5.000	09/01/33	1,026,553
170,571	5.000	11/01/34	184,985
35,129	4.000	02/01/35	37,656
58,674	5.000	05/01/35	63,502
18,584,556	5.000	07/01/35	20,155,040
440,822	5.000	09/01/35	477,091
4,505,056	5.000	10/01/35	4,875,711
13,880	5.000	11/01/35	15,023
23,254,214	5.000	12/01/35	25,167,464
26,527	5.000	01/01/36	28,709
75,114	5.000	02/01/36	81,294

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$422,380	6.000%	02/01/36	$ 460,621
5,747,749	5.000	03/01/36	6,220,647
777,379	5.000	05/01/36	841,257
719,722	6.000	06/01/36	784,884
847,773	6.000	08/01/36	924,527
953,490	6.000	09/01/36	1,039,816
1,864,409	6.000	10/01/36	2,033,208
6,945,205	6.000	11/01/36	7,574,003
1,644,927	6.000	12/01/36	1,793,854
3,808,305	6.000	01/01/37	4,153,076
802,440	6.000	02/01/37	874,992
908,961	6.000	03/01/37	991,143
6,961,611	6.000	04/01/37	7,591,049
6,402,967	6.000	05/01/37	6,981,890
399,415	6.000	06/01/37	435,527
885,765	6.000	07/01/37	965,850
1,935,866	5.000	08/01/37	2,095,140
686,924	6.000	08/01/37	749,031
12,247,970	6.000	09/01/37	13,355,353
2,205,009	6.000	10/01/37	2,404,372
2,756,955	5.000	01/01/38	2,983,785
126,461	6.000	01/01/38	137,898
13,089,714	5.000	03/01/38	14,142,521
53,438	6.000	03/01/38	58,270
35,132	5.000	05/01/38	37,958
157,010	6.000	05/01/38	171,206
324,727	5.000	07/01/38	350,845
865,554	6.000	07/01/38	943,836
445,279	6.000	08/01/38	485,550
7,426,136	6.000	09/01/38	8,097,768
1,966,416	6.000	10/01/38	2,144,262
6,755,635	5.000	12/01/38	7,298,991
1,597,986	6.000	12/01/38	1,742,510
389,303	6.000	04/01/39	424,502
17,010,546	5.000	07/01/39	18,378,706
58,295	4.000	08/01/39	62,394
25,403	4.000	09/01/39	27,189
15,106	4.500	09/01/39	16,293
208,048	4.500	12/01/39	224,388
127,812	5.000	12/01/39	138,641
50,578	4.000	01/01/40	54,177
762,232	4.500	02/01/40	823,740
15,970,091	6.000	02/01/40	17,414,453
189,513	5.000	05/01/40	206,672
35,008	5.000	07/01/40	38,177
42,774	4.000	08/01/40	45,817
854,083	4.500	08/01/40	923,002
221,857	5.000	08/01/40	241,944
5,578,303	4.500	09/01/40	6,028,438
143,395	4.000	10/01/40	153,596
75,778	4.500	10/01/40	81,893
618,743	6.000	10/01/40	677,407
879,946	4.000	11/01/40	942,546
11,302,691	4.500	11/01/40	12,197,290
267,714	4.000	12/01/40	286,760
2,055,698	4.500	12/01/40	2,221,580
165,633	4.000	01/01/41	177,416
63,491	4.500	01/01/41	68,614
194,378	4.000	02/01/41	208,355
70,439	4.500	02/01/41	76,123
311,353	4.000	03/01/41	333,742
2,150,692	4.500	03/01/41	2,328,468
64,192	4.000	05/01/41	68,807
8,214	5.000	05/01/41	8,968
326,346	4.000	08/01/41	349,812

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$7,675,903	4.500%	08/01/41	$ 8,371,764
184,693	4.000	09/01/41	197,973
405,060	4.000	10/01/41	434,187
1,654,282	4.500	10/01/41	1,791,025
1,791,769	5.000	10/01/41	1,936,255
29,391	4.000	11/01/41	31,505
1,209,118	5.000	11/01/41	1,320,093
192,495	4.000	01/01/42	207,542
94,180	4.000	02/01/42	101,542
154,000,000	3.000	TBA -30yr(f)	161,399,223

			491,735,843

TOTAL FEDERAL AGENCIES			$ 634,055,461

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 1,080,256,259

Asset-Backed Securities – 10.7%
Collateralized Loan Obligations(a) – 8.7%
Atrium CDO Corp. Series 4A Class A2(b)
$3,688,991	0.561%	06/08/19	$ 3,630,455
Black Diamond CLO Ltd. Series 2005-1A, Class A1(b)
1,920,811	0.579	06/20/17	1,893,478
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(b)
406,765	0.559	06/20/17	404,742
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)
6,250,000	0.563	04/29/19	6,005,394
Callidus Debt Partners CLO Fund Ltd. Series 7A, Class A(b)
11,675,304	1.069	01/21/21	11,506,187
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(b)
7,150,000	1.563	11/21/22	6,919,684
ECP CLO Ltd. Series 2008-1A, Class A1(b)
11,400,000	1.158	03/17/22	11,240,035
Gleneagles CLO Ltd. Series 2005-1A, Class A1(b)
21,494,600	0.588	11/01/17	20,916,288
Greywolf CLO Ltd. Series 2007-1A, Class A(b)
9,327,400	0.556	02/18/21	8,999,384
Jasper CLO Ltd. Series 2005-1A, Class A(b)
14,613,004	0.583	08/01/17	14,264,119
KKR Financial CLO Ltd. Series 2006-1A, Class A1(b)
20,770,630	0.592	08/25/18	20,460,442
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)
13,712,725	0.660	05/15/21	13,258,696
KKR Financial CLO Ltd. Series 2007-AA, Class A(b)
847,261	1.090	10/15/17	843,086
Liberty CLO Ltd. Series 2005-1A, Class A1C(b)
46,313,728	0.563	11/01/17	45,134,858
Mountain View Funding CLO Series 2007-3A, Class A1(b)
2,725,691	0.549	04/16/21	2,644,798
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)
14,000,000	1.551	11/22/23	13,654,410
Red River CLO Ltd. Series 1A, Class A
15,558,434	0.583	07/27/18	14,872,743
Westchester CLO Ltd. Series 2007-1X, Class A1A
24,423,349	0.538	08/01/22	23,126,518

			219,775,317

Home Equity – 1.2%
AH Mortgage Advance Trust Series SART-1, Class A1R(b)
6,000,000	2.230	05/10/43	6,004,317
AH Mortgage Advance Trust Series SART-2, Class A1(b)
4,700,000	3.270	09/15/43	4,701,013

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	$962,194	1.460%	10/25/37	$ 937,387
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,040,000	1.660	10/25/37	1,349,199
Countrywide Asset-Backed Certificates Series 2006-ABC1, Class A2(a)
	6,779,922	0.370	05/25/36	3,931,447
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(a)
	20,000,000	0.430	08/25/37	4,567,292
First Franklin Mortgage Loan Asset-Backed Certificates Series 2006- FF18, Class A2B(a)
	4,013,091	0.320	12/25/37	2,077,061
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A4(a)
	11,762,000	0.460	10/25/36	5,890,760

				29,458,476

Student Loan(a) – 0.8%
GCO Education Loan Funding Trust Series 2006-1, Class A11L
	2,000,000	0.542	05/25/36	1,728,836
GCO Education Loan Funding Trust Series 2006-1, Class A8L
	5,972,853	0.442	05/25/25	5,808,600
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
	10,000,000	1.310	07/01/24	10,019,297
SLM Student Loan Trust Series 2011-2, Class A2
	2,075,000	1.410	10/25/34	2,050,430
US Education Loan Trust LLC Series 2006-1, Class A2(b)
	635,985	0.441	03/01/25	632,182

				20,239,345

TOTAL ASSET-BACKED SECURITIES				$ 269,473,138

Foreign Debt Obligations – 5.5%
Sovereign – 5.5%
Mexican Cetes(g)
MXN	932,889,450	0.000%	06/27/13	$ 70,655,173
Republic of Ivory Coast
	$50,299,000	3.750	12/31/32	46,149,332
Republic of Slovenia
	15,750,000	5.500 (b)	10/26/22	16,596,563
EUR	4,400,000	5.125	03/30/26	5,247,918

TOTAL FOREIGN DEBT OBLIGATIONS				$ 138,648,986

Structured Notes – 2.6%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau)
BRL	5,264,729	6.000%	08/17/40	$ 3,488,643
	28,878,260	6.000	08/19/40	19,136,016
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
	16,549,464	6.000	08/15/40	10,966,409
Russian Federation (Issuer Citigroup Funding, Inc.)
RUB	813,000,000	7.500	03/01/19	27,995,875
Russian Federation (Issuer Credit Suisse Nassau)
	136,000,000	8.150	02/05/27	4,921,472

TOTAL STRUCTURED NOTES				$ 66,508,415

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 1.8%
United States Treasury Inflation Protected Securities
$6,236,580	0.125%	07/15/22	$ 6,773,487
6,961,296	0.750	02/15/42	7,632,435
United States Treasury Notes
20,300,000	0.500 (h)	05/31/13	20,330,856
10,800,000	0.250	09/30/14	10,802,376

TOTAL U.S. TREASURY OBLIGATIONS			$ 45,539,154

Senior Term Loans(i) – 6.9%
Airlines – 0.4%
Delta Air Lines, Inc.
$4,432,117	5.500%	04/20/17	$ 4,468,105
6,500,000	5.250	10/18/18	6,547,125

			11,015,230

Capital Goods - Others – 0.2%
Dematic SA
4,975,000	5.250	12/11/19	4,975,000

Chemicals – 0.4%
PQ Corp.
9,350,000	5.250	05/08/17	9,395,441

Consumer Products - Household & Leisure – 0.6%
Spectrum Brands, Inc.
1,500,000	4.500	12/17/19	1,513,590
Tempur-Pedic International, Inc.
9,000,000	1.000	12/12/19	9,102,870
Visant Holding Corp.
5,984,443	5.250	12/22/16	5,423,401

			16,039,861

Diversified Manufacturing – 0.3%
QS0001 Corp.
7,500,000	5.000	11/01/18	7,560,975

Energy – 0.9%
Plains Exploration & Production Co.
9,900,000	4.000	11/30/19	9,930,987
Samson Investment Co.
5,525,000	6.000	09/25/18	5,573,344
Vantage Drilling
7,307,500	6.250	10/26/17	7,275,566

			22,779,897

Gaming – 0.4%
MGM Resorts International
8,500,000	4.250	12/20/19	8,582,875

Health Care – 0.4%
Multiplan, Inc.
9,075,858	4.750	08/26/17	9,132,582

Health Care - Services – 0.4%
DaVita, Inc.
10,000,000	4.000	11/01/19	10,053,100

Media - Broadcasting & Radio – 0.3%
Getty Images, Inc.
7,500,000	4.750	10/18/19	7,500,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(i) – (continued)
Media - Cable – 0.3%
UPC Financing Partnership
$6,500,000	4.000%	01/29/21	$ 6,501,170

Metals – 0.2%
Novelis, Inc.
4,703,464	4.000	03/10/17	4,743,444

Pharmaceuticals – 0.2%
Valeant Pharmaceuticals International
6,000,000	4.250	09/27/19	6,028,740

Retailers – 0.5%
BJ’s Wholesale Club, Inc.
10,000,000	5.750	09/26/19	10,118,100
425,000	9.750	03/26/20	435,094
Neiman-Marcus Group, Inc.
3,000,000	4.750	05/16/18	3,000,750

			13,553,944

Services Cyclical - Business Services – 0.1%
ADS Waste Holdings, Inc.
2,500,000	5.250	10/09/19	2,528,125

Telecommunications - Internet & Data – 0.2%
Level 3 Financing, Inc.
5,000,000	4.750	08/01/19	5,020,850

Utilities - Distribution – 0.1%
Energy Transfer Equity LP
3,000,000	3.750	03/24/17	3,019,500

Utilities - Electric – 0.6%
Calpine Corp.
544,151	4.500	04/02/18	548,820
14,192,454	4.500	10/09/19	14,307,129

			14,855,949

Wireless Telecommunications – 0.4%
Intelsat Jackson Holdings Ltd.
9,694,221	4.500	04/02/18	9,768,964

TOTAL SENIOR TERM LOANS			$ 173,055,647

Shares	Rate		Value
Preferred Stock(a)(b) – 0.1%
CoBank ACB
13,650	6.250%		$ 1,421,734

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.9%
Interest Rate Swaptions
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.233%
$142,700,000	1.233%	10/21/13	$ 1,807,895

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.233%
$142,700,000	1.233%	10/21/13	$ 1,066,012
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
91,400,000	2.200	10/22/14	3,645,617
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
91,400,000	2.200	10/22/14	771,123
Citibank NA Put – OTC – 5 year Interest Rate Swap Strike Price 2.200%
93,300,000	2.200	10/22/14	3,721,401
Citibank NA Call – OTC – 5 year Interest Rate Swap Strike Price 2.200%
93,300,000	2.200	10/22/14	787,153
Deutsche Bank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.700%
267,200,000	1.700	05/02/13	92,558
Deutsche Bank Securities, Inc. Put – OTC – 5 year Interest Rate Swap Strike Price 1.270%
134,200,000	1.270	10/18/13	1,873,150
Deutsche Bank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.270%
134,200,000	1.270	10/18/13	918,384
Deutsche Bank Securities, Inc. Call – OTC – 5 year Interest Rate Swap Strike Price 1.700%
267,200,000	1.700	11/04/13	848,975
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 1.950%
269,900,000	1.950	10/26/15	1,280,487
Deutsche Bank Securities, Inc. Call – OTC – 2 year Interest Rate Swap Strike Price 2.030%
249,900,000	2.030	10/26/15	1,114,117
JPMorgan Chase Bank NA Put – OTC – 5 year Interest Rate Swap Strike Price 1.669%
86,900,000	1.669	10/23/14	1,797,744
JPMorgan Chase Bank NA Call – OTC – 5 year Interest Rate Swap Strike Price 1.669%
86,900,000	1.669	10/23/14	1,326,555
JPMorgan Chase Bank NA Call – OTC – 2 year Interest Rate Swap Strike Price 1.855%
262,500,000	1.855	11/02/15	1,369,541

TOTAL OPTIONS PURCHASED – 0.9%			$ 22,420,712

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS			$ 2,543,546,156

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 5.7%
Certificates of Deposit – 0.8%
Dexia Credit Local
$21,200,000	1.700%	09/06/13	$ 21,245,836

Repurchase Agreement(j) – 4.9%
Joint Repurchase Agreement Account II
121,900,000	0.221	01/02/13	121,900,000

TOTAL SHORT-TERM INVESTMENTS – 5.7%			$ 143,145,836

TOTAL INVESTMENTS – 107.1%			$ 2,686,691,992

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.1)%			(179,229,454)

NET ASSETS – 100.0%			$ 2,507,462,538

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $539,157,246, which represents approximately 21.5% of net assets as of December 31, 2012.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2012.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $ 164,535,160, which represents approximately 6.6% of net assets as of December 31, 2012.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2012. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
SART	— Servicer Advance Revolving Trust
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America N.A.	EUR/CZK	03/20/13	$4,228,448	$1,076
	PLN/EUR	03/20/13	8,792,858	17,745
Barclays Bank PLC	BRL/USD	01/31/13	5,489,141	160,546
	CNY/USD	03/29/13	20,006,917	13,917
	EUR/USD	03/20/13	8,263,555	16,070
	GBP/USD	01/09/13	52,638,245	653,144
	GBP/USD	03/20/13	6,582,374	82,858
	PLN/EUR	03/20/13	9,102,328	59,495
	TWD/USD	02/04/13	7,953,403	16,403
Citibank NA	AUD/USD	03/20/13	8,291,931	12,545
	CLP/USD	01/17/13	7,945,906	33,139
	EUR/USD	03/20/13	16,377,849	297,301
	IDR/USD	01/14/13	8,134,875	20,875
	KRW/USD	02/04/13	7,850,759	130,759
	PHP/USD	02/19/13	21,190,427	94,720
	RUB/USD	01/14/13	52,374,359	769,254
	SEK/EUR	03/20/13	4,135,740	100,844
	USD/AUD	03/20/13	8,006,999	116,535
	USD/JPY	03/21/13	59,510,474	2,179,199
	USD/NZD	03/20/13	8,094,946	137,098
Credit Suisse International (London)	CLP/USD	01/07/13	16,088,795	91,795
	USD/BRL	01/31/13	14,454,277	15,130
	USD/MXN	03/20/13	4,058,222	53,778
Deutsche Bank AG (London)	EUR/USD	03/20/13	113,616,425	984,071
	GBP/USD	03/20/13	4,190,006	21,706
	KRW/USD	02/04/13	23,964,301	273,949
	MYR/USD	01/29/13	7,651,214	13,238
	MYR/USD	01/31/13	4,835,544	15,604
	MYR/USD	02/04/13	7,807,913	13,066
	NOK/EUR	03/20/13	4,135,740	45,922
	NZD/AUD	03/20/13	15,973,736	3,349
	USD/AUD	03/20/13	16,193,629	117,748
	USD/EUR	03/20/13	15,934,026	80,555
	USD/INR	01/22/13	13,336,484	35,299
	USD/JPY	03/21/13	32,050,810	905,190
HSBC Bank PLC	BRL/USD	01/17/13	7,959,255	104,096
	MYR/USD	01/17/13	30,535,432	71,726
	NOK/EUR	03/20/13	8,278,085	63,039
	SEK/EUR	03/20/13	19,135,889	260,837
	USD/GBP	03/20/13	8,289,066	27,136
	USD/JPY	03/21/13	7,968,565	270,435
JPMorgan Securities, Inc.	BRL/USD	01/07/13	1,971,954	32,255
	EUR/USD	03/20/13	4,176,688	4,429
	GBP/USD	01/09/13	6,148,273	125,160
	MYR/USD	01/31/13	11,824,171	45,834
	TRY/USD	03/20/13	12,213,835	51,835
	USD/EUR	03/20/13	4,135,740	30,250
	USD/TRY	03/20/13	8,154,698	16,302
Morgan Stanley & Co.	EUR/USD	03/20/13	8,287,331	56,941
	MYR/USD	01/17/13	11,872,830	30,980
	TRY/USD	03/20/13	8,131,942	23,942
	USD/MXN	03/20/13	21,457,477	95,523
Royal Bank of Canada	USD/CAD	03/20/13	8,285,613	36,387
	USD/MXN	03/20/13	4,071,092	72,908

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Scotland PLC	INR/USD	01/29/13	$4,032,954	$91,954
	USD/INR	01/22/13	7,164,267	62,733
Standard Chartered Bank	USD/INR	01/22/13	7,929,643	7,357
State Street Bank	GBP/USD	01/09/13	6,106,765	116,834
	MXN/USD	03/20/13	4,176,636	11,636
	USD/HUF	03/20/13	16,174,227	52,966
	USD/JPY	01/23/13	7,725,727	402,125
	USD/JPY	03/21/13	23,566,043	941,957
UBS AG (London)	BRL/USD	01/03/13	7,974,940	197,940
	BRL/USD	01/31/13	8,079,869	196,869
	EUR/USD	03/20/13	8,303,182	72,614
	INR/USD	01/22/13	45,597,366	322,154
	INR/USD	01/29/13	8,024,007	141,007
	RUB/USD	01/10/13	8,180,511	134,511
	RUB/USD	01/18/13	4,191,262	71,262
	RUB/USD	01/22/13	8,371,127	83,127
	TWD/USD	01/14/13	22,863,480	53,315
	TWD/USD	02/04/13	15,489,705	47,425
	USD/BRL	01/17/13	28,578,227	16,742
	USD/CAD	03/20/13	15,510,392	42,405
	USD/GBP	03/20/13	8,310,178	12,111
	USD/NZD	03/20/13	4,928,002	13,032

TOTAL				$12,096,014

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America N.A.	CNY/USD	02/04/13	$9,185,212	$(12,788)
	EUR/CZK	03/20/13	15,861,494	(99,645)
	HUF/USD	03/20/13	3,259,298	(68,702)
	USD/PLN	03/20/13	17,972,426	(573,014)
Barclays Bank PLC	IDR/USD	02/20/13	15,141,768	(229,681)
	JPY/USD	03/21/13	8,326,464	(47,536)
	USD/CHF	03/20/13	106,649,342	(1,986,809)
	USD/INR	01/29/13	8,385,768	(64,268)
	USD/PHP	01/18/13	8,114,486	(10,486)
BNP Paribas SA	MYR/USD	02/04/13	7,909,562	(27,438)
Citibank NA	AUD/USD	03/20/13	10,788,144	(79,818)
	JPY/USD	03/21/13	24,212,760	(734,240)
	MXN/USD	03/20/13	4,062,495	(30,505)
	MYR/USD	01/29/13	15,751,640	(15,360)
	PHP/USD	01/18/13	15,474,684	(10,207)
	USD/EUR	02/08/13	56,341,471	(71,719)
	USD/GBP	01/09/13	25,251,079	(514,189)
	USD/MYR	01/29/13	6,146,024	(6,024)
	USD/PHP	02/04/13	16,714,851	(75,851)
	USD/RUB	01/10/13	8,180,351	(109,351)
	USD/RUB	01/14/13	8,384,994	(64,994)
	USD/RUB	01/17/13	4,849,593	(88,035)
Credit Suisse International (London)	BRL/USD	01/07/13	14,501,047	(15,712)
	MXN/USD	03/20/13	20,094,817	(206,183)
	USD/RUB	01/17/13	27,725,135	(470,059)
	USD/RUB	01/18/13	4,194,018	(55,018)
Deutsche Bank AG (London)	CNY/USD	02/04/13	10,086,688	(10,814)
	EUR/USD	03/20/13	8,276,764	(10,647)
	HUF/EUR	03/20/13	12,424,392	(210,941)
	ILS/USD	03/20/13	4,174,257	(4,743)
	JPY/USD	03/21/13	28,582,972	(521,028)
	MXN/USD	03/20/13	76,172,401	(996,808)
	PHP/USD	02/04/13	21,344,861	(34,012)
	USD/KRW	02/04/13	8,408,412	(86,412)
	USD/MXN	03/20/13	8,495,370	(50,524)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

HSBC Bank PLC	CNY/USD	02/04/13	$27,434,846	$(71,154)
	EUR/SEK	03/20/13	9,715,919	(90,526)
	USD/BRL	01/03/13	7,974,940	(104,643)
	USD/MYR	01/29/13	14,168,768	(63,768)
	USD/NOK	03/20/13	3,647,814	(79,814)
JPMorgan Securities, Inc.	EUR/SEK	03/20/13	16,520,140	(143,612)
	TRY/USD	03/20/13	8,261,977	(17,023)
	USD/GBP	01/09/13	69,582,812	(1,358,930)
	USD/MXN	06/27/13	69,377,249	(169,944)
Morgan Stanley & Co.	EUR/NOK	03/20/13	49,430,218	(36,587)
	EUR/USD	03/20/13	3,731,545	(5,803)
	MYR/USD	01/17/13	4,772,727	(18,016)
Royal Bank of Canada	AUD/USD	02/07/13	4,196,581	(41,583)
	CAD/USD	03/20/13	3,545,542	(22,458)
Royal Bank of Scotland PLC	EUR/SEK	03/20/13	4,171,690	(8,211)
	NZD/USD	03/20/13	6,786,377	(24,137)
	USD/TRY	03/20/13	20,453,056	(88,342)
State Street Bank	MXN/USD	03/20/13	4,034,551	(58,449)
	USD/MXN	03/20/13	4,217,745	(30,495)
UBS AG (London)	EUR/SEK	03/20/13	8,175,986	(48,484)
	JPY/USD	03/21/13	1,695,384	(44,616)
	RUB/USD	01/31/13	8,323,200	(6,800)
	USD/BRL	01/07/13	16,473,001	(533,001)
	USD/BRL	01/31/13	8,390,182	(102,182)
	USD/RUB	01/14/13	7,556,073	(67,073)

TOTAL				$(10,829,212)

FORWARD SALES CONTRACTS — At December 31, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FNMA	4.500%	TBA - 30yr	01/14/13	$(7,000,000)	$(7,562,187)
FNMA	5.000	TBA - 30yr	01/14/13	(99,000,000)	(107,237,107)
FNMA	6.000	TBA - 30yr	01/14/13	(23,000,000)	(25,120,313)

TOTAL (Proceeds Receivable: $140,094,376)					$(139,919,607)

FUTURES CONTRACTS — At December 31, 2012, the following futures contracts were open:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Italian 10 Year Government Bonds	(392)	March 2013	$(57,268,124)	$68,890
Japan 10 Year Government Bonds	(18)	March 2013	(29,845,905)	193,834
U.K. Life Long Gilt	167	March 2013	32,260,991	376,035
Ultra Long U.S. Treasury Bonds	661	March 2013	107,474,469	(557,759)
10 Year German Euro-Bund	306	March 2013	58,824,716	502,296
2 Year U.S. Treasury Notes	426	March 2013	93,919,687	32,578
5 Year U.S. Treasury Notes	4,662	March 2013	580,018,362	1,311,283
10 Year U.S. Treasury Notes	(2,554)	March 2013	(339,123,313)	212,278
30 Year U.S. Treasury Bonds	(799)	March 2013	(117,852,500)	217,142

TOTAL				$2,356,577

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL 33,470	01/02/17	8.360%	1 month Brazilian Interbank Deposit Average	$—	$(22,278)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC (continued)						1 month Brazilian
						Interbank Deposit
	BRL	63,560		01/02/17	8.695%	Average	$—	$262,927
	PLN	77,800	(a)	11/13/22	6 month WIBOR	4.310%	—	(517,960)
						Mexico Interbank TIIE
	MXN	180,960		11/17/22	5.850	28 Days	(389)	38,437
	CAD	21,920	(a)	12/20/22	3.000	6 month CDOR	212,873	(51,685)
		48,600	(a)	09/14/25	3.040	6 month CDOR	—	1,013,466
		18,200	(a)	09/20/25	2.910	6 month CDOR	—	168,348
		34,200	(a)	10/03/25	2.740	6 month CDOR	—	(207,370)
		12,300	(a)	10/04/25	2.790	6 month CDOR	—	(21,925)
		29,900	(a)	11/26/25	2.820	6 month CDOR	—	(43,589)
		24,400	(a)	12/20/25	2.910	6 month CDOR	—	127,190
		28,000	(a)	09/14/35	6 month CDOR	3.108	—	(773,897)
		10,500	(a)	09/20/35	6 month CDOR	2.985	—	(93,770)
		19,500	(a)	10/03/35	6 month CDOR	2.825	—	303,519
		7,000	(a)	10/04/35	6 month CDOR	2.875	—	55,992
		17,300	(a)	11/26/35	6 month CDOR	2.910	—	65,204
		14,300	(a)	12/20/35	6 month CDOR	3.000	—	(132,461)
						1 month Brazilian
						Interbank Deposit
Barclays Bank PLC	BRL	19,660		01/02/17	8.650	Average	—	70,646
	EUR	75,330	(a)	04/20/17	6 month EURO	1.297	—	(718,863)
		80,410	(a)	04/20/22	2.204	6 month EURO	—	2,520,823
	PLN	90,800	(a)	11/07/22	6 month WIBOR	4.423	—	(741,416)
						Mexico Interbank TIIE
	MXN	137,970		11/16/22	5.890	28 Days	(307)	63,865
	GBP	22,550	(a)	12/20/22	6 Month BP	3.000	(377,195)	(15,527)
	EUR	30,230	(a)	12/20/22	6 month EURO	3.000	(932,300)	(132,268)
	AUD	28,290	(a)	12/20/22	6 month AUDOR	4.500	(403,479)	363,690
		$15,210	(a)	12/20/22	3 month LIBOR	3.000	(210,234)	106,523
	SEK	65,960	(a)	12/20/22	2.750	3 month STIBOR	60,363	8,434
		65,960	(a)	12/20/22	3 month STIBOR	2.750	(101,899)	33,102
	NOK	70,340	(a)	12/20/22	4.000	6 month NIBOR	15,144	47,859
	GBP	6,060	(a)	06/19/23	6 month BP	2.000	37,248	(43,868)
	CHF	22,380	(a)	06/19/23	1.000	6 month CHFOR	26,245	(122,863)
	AUD	8,670	(a)	06/19/23	3.750	6 month AUDOR	(96,239)	(20,003)
		37,260	(a)	06/19/23	6 month AUDOR	3.750	314,089	185,468
	EUR	48,390	(a)	06/19/23	1.750	6 month EURO	(845,187)	1,233,710
	JPY	188,470	(a)	06/19/23	0.750	6 month JYOR	(6,163)	(30,162)
	EUR	31,280	(a)	04/20/30	6 month EURO	2.683	—	(1,447,559)
						Mexico Interbank TIIE
	MXN	231,240		11/05/32	6.747	28 Days	(2,829)	144,652
BNP Paribas SA	PLN	103,900	(a)	11/13/22	6 month WIBOR	4.280	—	(650,629)
						1 month Brazilian
						Interbank Deposit
Citibank NA	BRL	26,000		01/02/17	8.350	Average	—	(20,746)
	EUR	91,640	(a)	06/10/17	6 month EURO	1.100	(74,483)	(194,859)
	GBP	6,120	(a)	06/19/18	6 month BP	1.000	108,876	(43,327)
		6,120	(a)	06/19/18	1.000	6 month BP	(71,998)	6,448
		$84,300	(a)	06/19/18	3 month LIBOR	1.000	(322,084)	291,230
	EUR	7,720	(a)	06/19/20	1.500	6 month EURO	12,077	154,371
		$31,900	(a)	06/19/20	3 month LIBOR	1.250	210,471	196,197
		134,400	(a)	06/19/20	1.250	3 month LIBOR	(690,000)	(1,023,358)
	JPY	2,400,000	(a)	06/19/20	6 month JYOR	0.500	(88,442)	217,322
	EUR	97,530	(a)	06/10/22	1.998	6 month EURO	258,442	641,941
	PLN	53,500	(a)	10/17/22	6 month WIBOR	4.540	—	(523,227)
						Mexico Interbank TIIE
	MXN	201,410		11/16/22	5.910	28 Days	(455)	118,843
	PLN	87,600	(a)	12/13/22	6 month WIBOR	3.900	—	(104,086)
	CHF	1,590	(a)	12/20/22	1.750	6 month CHFOR	12,001	523
		$53,020	(a)	12/20/22	3.000	3 month LIBOR	814,670	(453,148)
	EUR	6,270	(a)	12/20/22	6 month EURO	3.000	(152,996)	(67,806)
		21,900	(a)	12/20/22	3.000	6 month EURO	338,653	432,570

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA (continued)	NZD	16,360	(a)	12/20/22	3 month NZDOR	4.500%	$(117,111)	$154,642
		$21,430	(a)	12/20/22	3.000%	6 month BP	159,304	68,944
	NZD	7,830	(a)	12/20/22	4.500	3 month NZDOR	1,468	(19,430)
	AUD	41,080	(a)	12/20/22	6 month AUDOR	4.500	(296,105)	238,327
		$36,560	(a)	12/20/22	3 month LIBOR	3.000	(390,241)	140,953
	AUD	17,730	(a)	12/20/22	4.500	6 month AUDOR	194,118	(169,182)
	JPY	639,800	(a)	12/20/22	1.250	6 month JYOR	9,562	(54,047)
		$60,370	(a)	06/19/23	6 month JYOR	1.750	777,706	343,866
		208,600	(a)	06/19/28	3 month LIBOR	2.250	1,168,432	4,327,135
	EUR	37,810	(a)	06/10/30	6 month EURO	2.515	(131,130)	(386,703)
	GBP	11,910	(a)	06/19/43	3.000	6 month BP	29,224	(120,873)
		$35,200	(a)	06/19/43	3 month LIBOR	2.750	(902,986)	1,461,261
Credit Suisse International (London)	GBP	106,010	(a)	02/15/15	6 month BP	0.858	—	(473,365)
		24,510	(a)	02/15/18	1.281	6 month BP	—	454,675
		$72,180	(a)	02/18/18	1.151	3 month LIBOR	—	986,895
		44,300	(a)	11/21/18	1.720	3 month LIBOR	—	(130,255)
		64,190	(a)	12/20/22	3.000	3 month LIBOR	543,598	(105,911)
	GBP	15,070	(a)	12/20/22	3.000	6 month BP	176,991	85,462
	EUR	38,630	(a)	12/20/22	6 month EURO	3.000	(970,994)	(389,385)
		$16,020	(a)	12/20/22	3 month LIBOR	3.000	(160,057)	50,823
	CHF	16,800	(a)	12/20/22	1.750	6 month CHFOR	130,166	2,172
		18,390	(a)	12/20/22	6 month CHFOR	1.750	(224,094)	79,233
	JPY	12,944,490	(a)	12/20/22	1.250	6 month JYOR	(619,161)	(280,834)
		2,493,290	(a)	12/20/22	6 month JYOR	1.250	(102,563)	275,915
		$12,800	(a)	05/20/23	3 month LIBOR	1.758	—	198,772
	CAD	2,650	(a)	06/19/23	2.250	6 month CDOR	3,149	(25,273)
		$5,330	(a)	06/19/23	1.750	3 month LIBOR	(46,858)	(52,164)
		18,400	(a)	06/19/23	3 month LIBOR	2.000	(354,807)	263,141
	JPY	210,000	(a)	06/19/23	6 month JYOR	0.750	17,583	22,892
	SEK	280,580	(a)	06/19/23	2.000	3 month STIBOR	(682,155)	260,807
		$18,230	(a)	02/18/28	3 month LIBOR	2.411	—	(87,473)
	GBP	11,910	(a)	06/19/43	6 month BP	3.000	79,153	12,496
Deutsche Bank Securities, Inc.		5,100	(a)	02/28/15	3 month LIBOR	1.414	—	(135,491)
		$192,600	(a)	06/19/15	3 month LIBOR	0.500	(367,859)	176,666
						1 month Brazilian
						Interbank Deposit
	BRL	17,960		01/02/17	8.700	Average	—	75,378
						1 month Brazilian
						Interbank Deposit
		29,970		01/02/17	8.330	Average	—	(19,081)
		$112,200	(a)	10/28/17	1.530	3 month LIBOR	—	574,385
		121,500	(a)	10/28/17	1.450	3 month LIBOR	—	430,462
		24,500	(a)	10/02/18	1.775	3 month LIBOR	—	(10,060)
		110,700	(a)	10/03/18	1.797	3 month LIBOR	—	1,041
		106,500	(a)	11/09/18	1.779	3 month LIBOR	—	(152,923)
		109,800	(a)	11/13/18	1.738	3 month LIBOR	—	(260,358)
		23,400	(a)	06/19/20	3 month LIBOR	1.250	133,374	164,934
		4,980	(a)	12/20/22	3.000	3 month LIBOR	44,100	(10,144)
	NZD	8,530	(a)	12/20/22	4.500	3 month NZDOR	(18,115)	(1,454)
	NOK	50,130	(a)	12/20/22	6 month NIBOR	4.000	(52,330)	7,431
		$7,000	(a)	04/02/23	3 month LIBOR	1.820	—	39,773
		32,100	(a)	04/03/23	3 month LIBOR	1.835	—	138,136
		31,000	(a)	05/09/23	3 month LIBOR	1.828	—	246,193
		31,700	(a)	05/13/23	3 month LIBOR	1.791	—	373,195
	NZD	7,380	(a)	06/19/23	3.750	3 month NZDOR	(53,954)	(1,597)
		$23,200	(a)	06/19/43	3 month LIBOR	2.750	(740,159)	1,108,113
JPMorgan Securities, Inc.		55,500	(a)	06/19/16	3 month LIBOR	0.500	123,334	4,333
						1 month Brazilian
						Interbank Deposit
	BRL	45,140		01/02/17	8.370	Average	—	(24,073)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc. (continued)						1 month Brazilian
						Interbank Deposit
	BRL	161,050		01/02/17	8.610%	Average	$—	$467,365
		$117,900	(a)	11/05/17	1.355	3 month LIBOR	—	169,776
	PLN	72,500	(a)	11/07/22	6 month WIBOR	4.410%	—	(579,278)
		55,600	(a)	11/13/22	6 month WIBOR	4.200	—	(289,531)
						Mexico Interbank TIIE
	MXN	201,740		11/16/22	5.890	28 Days	(449)	93,383
	NOK	145,970	(a)	12/20/22	4.000	6 month NIBOR	50,869	79,873
		121,260	(a)	12/20/22	6 month NIBOR	4.000	(131,789)	23,178
		$58,100	(a)	06/19/28	3 month LIBOR	2.250	(77,648)	1,608,292
						1 month Brazilian
Morgan Stanley						Interbank Deposit
Capital Services, Inc.	BRL	33,560		01/02/17	8.610	Average	—	97,390
		$92,670	(a)	09/28/18	1.760	3 month LIBOR	—	(52,164)
	JPY	28,352,000	(a)	06/19/20	6 month JYOR	0.500	(318,292)	1,840,796
	PLN	66,500	(a)	12/04/22	6 month WIBOR	4.060	—	(220,343)
	AUD	76,710	(a)	12/20/22	4.500	6 month AUDOR	400,951	(293,061)
		7,830	(a)	12/20/22	6 month AUDOR	4.500	(113,610)	102,598
	CAD	10,680	(a)	12/20/22	6 month CDOR	3.000	(110,189)	32,089
	GBP	15,070	(a)	12/20/22	6 month BP	3.000	(134,299)	(128,154)
	NZD	15,610	(a)	12/20/22	4.500	3 month NZDOR	7,624	(43,434)
	NOK	44,920	(a)	12/20/22	6 month NIBOR	4.000	(39,145)	(1,089)
	JPY	3,586,000	(a)	12/20/22	1.250	6 month JYOR	(170,066)	(79,257)
		$26,900	(a)	03/28/23	3 month LIBOR	1.813	—	157,602
	NZD	53,400	(a)	06/19/23	3 month NZDOR	3.750	(24,100)	426,055
Royal Bank of Canada	CAD	34,660	(a)	12/20/22	3.000	6 month CDOR	196,430	58,441
		30,300	(a)	09/14/25	2.913	6 month CDOR	—	296,374
		8,800	(a)	09/21/25	2.877	6 month CDOR	—	56,114
		5,500	(a)	10/04/25	2.780	6 month CDOR	—	(14,573)
		17,600	(a)	09/14/35	6 month CDOR	2.990	—	(173,370)
		5,100	(a)	09/21/35	6 month CDOR	2.950	—	(18,587)
		3,200	(a)	10/04/35	6 month CDOR	2.860	—	32,851
UBS AG (London)	PLN	128,000	(a)	10/16/22	6 month WIBOR	4.530	—	(1,234,807)

TOTAL							$(5,058,657)	$12,927,554

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2012.

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$9,650	(1.000)%	06/20/14	0.322%	$(52,034)	$(54,731)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	20,200	(1.000)	06/20/14	0.322	(115,243)	(108,245)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	54,000	(1.000)	06/20/14	0.322	(319,862)	(277,580)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	18,100	(1.000)	06/20/14	0.322	(90,964)	(109,289)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	31,800	1.000	06/20/16	0.722	31,471	355,082
JPMorgan Securities, Inc.	CDX North America High Yield Index 19	146,300	5.000	12/20/17	4.866	1,080,282	(12,502)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	25,625	1.000	06/20/16	0.722	24,242	287,249

TOTAL						$557,892	$79,984

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments made (received)	Unrealized Gain (Loss)

Bank of America Securities LLC	$19,623	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 10	01/12/41	One month LIBOR	$(647,974)	$669,679
Barclays Bank PLC	62,177	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 10	01/12/41	One month LIBOR	187,304	(118,529)
Credit Suisse International (London)	29,905	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000, Series 9	01/12/40	One month LIBOR	(12,831)	39,782
Deutsche Bank Securities, Inc.	27,842	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000, Series 9	01/12/40	One month LIBOR	(11,946)	37,039
JPMorgan Securities, Inc.	60,308	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 10	01/12/41	One month LIBOR	430,598	(363,731)

TOTAL					$(54,849)	$264,240

#	The fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars.)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS At December 31, 2012, the fund had the following written swaptions:

INTEREST RATE SWAPTION CONTRACTS

		Notional
		Amount	Expiration	Strike	Market	Premiums
Counterparty	Description	(000s)	Date	Price	Value	Received

Deutsche Bank Securities, Inc.	Call – OTC – 10 year Interest Rate
	Swap for the obligation to pay a fixed
	rate of 2.920% versus the 3 month
	LIBOR maturing on May 02, 2023	$140,600	05/02/13	2.920%	$(112,353)	$(281,200)
	Call – OTC – 10 year Interest Rate
	Swap for the obligation to pay a fixed
	rate of 2.885% versus the 3 month
	LIBOR maturing on November 06, 2023	140,600	11/04/13	2.885%	(909,528)	(1,298,207)

TOTAL		$281,200			$(1,021,881)	$(1,579,407)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2012, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2012	$—	$—

Contracts Written	748,100	11,354,008
Contracts Bought to Close	(434,900)	(9,643,040)
Contracts Expired	(32,000)	(131,561)

Contracts Outstanding December 31, 2012	$281,200	$1,579,407

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,604,151,314

Gross unrealized gain	95,613,899
Gross unrealized loss	(13,073,221)

Net unrealized security gain	$82,540,678

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 53.0%
Australian Dollar – 2.6%
Commonwealth of Australia
AUD	110,000	4.750%		10/21/15	$ 120,588
	100,000	5.250		03/15/19	117,370
	60,000	5.500		04/21/23	74,301

					312,259

British Pound – 3.8%
United Kingdom Treasury
GBP	50,000	2.000		01/22/16	84,921
	50,000	1.000		09/07/17	81,782
	70,000	1.750		09/07/22	113,068
	50,000	4.500		09/07/34	103,075
	40,000	3.750		07/22/52	72,430

					455,276

Canadian Dollar – 2.0%
Government of Canada
CAD	100,000	1.500		09/01/17	101,066
	50,000	3.750		06/01/19	56,986
	40,000	5.750		06/01/33	62,437
	20,000	4.000		06/01/41	26,872

					247,361

Czech Koruna – 0.2%
Government of Czech Republic
CZK	300,000	3.850		09/29/21	18,328

Danish Krone – 0.7%
Kingdom of Denmark
DKK	300,000	3.000		11/15/21	61,741
	80,000	4.500		11/15/39	21,607

					83,348

Euro – 22.7%
Federal Republic of Germany
EUR	250,000	0.000	(a)	12/12/14	330,006
	250,000	1.750		10/09/15	345,958
	150,000	4.000		01/04/18	233,767
	250,000	3.000		07/04/20	380,729
	220,000	1.500		09/04/22	295,446
	180,000	4.000		01/04/37	322,878
Government of Finland
	20,000	1.625		09/15/22	26,616
Kingdom of Belgium
	20,000	3.500		06/28/17	29,593
	30,000	3.000		09/28/19	43,745
	6,000	4.000		03/28/32	9,285
Kingdom of The Netherlands(b)
	100,000	3.750		07/15/14	139,453
	50,000	4.500		07/15/17	77,995
	50,000	2.250		07/15/22	70,410
	20,000	3.750		01/15/42	34,903
Republic of Austria(b)
	30,000	4.300		09/15/17	46,398
	20,000	3.400		11/22/22	30,317
	5,000	3.150		06/20/44	7,387

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Republic of Italy
	$100,000	3.750%	08/01/15	$ 136,377
	80,000	5.250	08/01/17	114,829
	12,000	5.750	02/01/33	17,230
Republic of Slovenia
	50,000	4.625	09/09/24	59,411

				2,752,733

Japanese Yen – 5.9%
Government of Japan
JPY	16,000,000	0.400	06/20/16	186,588
	14,000,000	0.200	09/20/17	161,790
	15,600,000	0.800	09/20/22	180,541
	12,000,000	1.700	09/20/32	137,421
	4,500,000	1.900	09/20/42	51,228

				717,568

Malaysian Ringgit – 0.4%
Malaysia Government Bond
MYR	150,000	4.160	07/15/21	51,394

Mexican Peso – 6.4%
Mexican Cetes(a)
MXN	3,455,670	0.000	04/04/13	264,244
	1,508,950	0.000	06/27/13	114,285
United Mexican States
	1,618,300	7.750	05/29/31	146,629
	2,779,700	7.750	11/13/42	253,339

				778,497

Norwegian Krone – 2.0%
Kingdom of Norway
NOK	400,000	5.000	05/15/15	77,780
	200,000	4.250	05/19/17	40,086
	400,000	4.500	05/22/19	83,916
	220,000	2.000	05/24/23	39,141

				240,923

Peruvian Nuevo Sol – 0.7%
Peru Government Bond
PEN	183,000	6.950	08/12/31	90,586

Singapore Dollar – 0.6%
Republic of Singapore
SGD	75,000	3.125	09/01/22	71,721

South African Rand – 0.6%
Republic of South Africa
ZAR	600,000	7.750	02/28/23	75,674

Swedish Krona – 1.6%
Kingdom of Sweden
SEK	700,000	3.000	07/12/16	115,377
	350,000	3.500	06/01/22	63,008
	100,000	3.500	03/30/39	19,043

				197,428

Swiss Franc – 1.7%
Swiss Confederation
CHF	60,000	3.000	01/08/18	75,187

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Swiss Franc – (continued)
Swiss Confederation – (continued)
	$70,000	2.000%	05/25/22	$ 87,556
	30,000	3.500	04/08/33	47,773

				210,516

Thai Baht – 0.5%
Kingdom of Thailand
THB	1,768,510	1.200	07/14/21	58,706

Turkish Lira – 0.6%
Republic of Turkey
TRY	100,000	9.500	01/12/22	67,190

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$ 6,429,508

Structured Note(b) – 4.4%
Russian Federation (Issuer Citigroup Funding, Inc.)
RUB	15,300,000	7.600%	07/22/22	$528,830

U.S. Treasury Obligations – 36.9%
United States Treasury Bonds
	$180,000	5.000%	05/15/37	$ 254,031
	220,000	2.750	11/15/42	211,939
United States Treasury Notes
	820,000	0.625	09/30/17	818,532
	900,000	0.250	10/31/14	900,135
	700,000	0.375	11/15/15	700,637
	260,000	1.625	11/15/22	257,135
	650,000	0.625	11/30/17	647,855
	400,000	1.000 (c)	11/30/19	396,144
	190,000	0.125	12/31/13	189,882
	100,000	1.000	09/30/19	99,335

TOTAL U.S. TREASURY OBLIGATIONS				$ 4,475,625

Short-term Investment(d) – 3.3%
Repurchase Agreement – 3.3%
Joint Repurchase Agreement Account II
	$400,000	0.221%	01/02/13	$ 400,000

TOTAL INVESTMENTS – 97.6%				$11,833,963

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%				289,263

NET ASSETS – 100.0%				$12,123,226

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $935,693, which represents approximately 7.7% of net assets as of December 31, 2012.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(d)	Joint repurchase agreement was entered into on December 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	CZK/USD	01/23/13	$18,364	$364
	EUR/CZK	03/20/13	23,770	6
	PLN/EUR	03/20/13	53,322	107
Barclays Bank PLC	CLP/USD	01/07/13	100,524	524
	CLP/USD	01/17/13	118,757	757
	CNY/USD	03/29/13	101,070	70
	COP/USD	01/17/13	79,208	2,208
	EUR/USD	03/20/13	75,291	134
	GBP/USD	03/20/13	35,729	450
	KRW/USD	01/17/13	395,607	5,607
	MXN/USD	01/25/13	313,685	779
	PLN/EUR	03/20/13	71,329	525
	USD/EUR	03/20/13	25,097	152
	USD/INR	01/22/13	49,608	392
Citibank NA	AUD/USD	03/20/13	50,586	77
	EUR/USD	03/20/13	101,709	1,846
	IDR/USD	01/14/13	50,129	129
	KRW/USD	02/04/13	203,388	3,388
	RUB/USD	01/14/13	329,581	4,853
	SEK/EUR	03/20/13	25,097	612
	USD/AUD	03/20/13	49,553	722
	USD/JPY	03/21/13	361,818	13,277
	USD/MXN	04/04/13	261,811	3,139
	USD/NZD	03/20/13	49,329	836
Credit Suisse International (London)	BRL/USD	01/07/13	154,580	2,608
	USD/BRL	01/07/13	51,236	56
	USD/JPY	03/21/13	48,351	1,649
	USD/MXN	03/20/13	24,673	327
Deutsche Bank AG (London)	EUR/USD	03/20/13	661,092	5,725
	GBP/USD	03/20/13	25,985	135
	NOK/EUR	03/20/13	75,291	660
	SEK/EUR	03/20/13	125,485	1,650
	USD/EUR	03/20/13	122,844	654
	USD/GBP	03/20/13	50,345	165
	USD/INR	01/22/13	98,735	301
	USD/JPY	03/21/13	195,479	5,521
Morgan Stanley Capital Services, Inc.	EUR/USD	03/20/13	50,194	345
	TRY/USD	03/20/13	125,508	508
	USD/MXN	03/20/13	150,330	669
	USD/TRY	03/20/13	49,893	107
Royal Bank of Canada	GBP/USD	01/09/13	480,825	6,608
	USD/CAD	03/20/13	49,781	219
	USD/MXN	03/20/13	24,560	440
State Street Bank	DKK/USD	01/22/13	107,670	1,471
	MXN/USD	03/20/13	36,101	101
	USD/HUF	03/20/13	102,388	336
	USD/JPY	03/21/13	145,188	5,811
UBS AG (London)	BRL/USD	01/17/13	553,149	19,149
	CHF/USD	01/15/13	268,400	3,400
	EUR/USD	03/20/13	50,194	439
	RUB/USD	01/10/13	50,836	836
	RUB/USD	01/17/13	34,563	563
	RUB/USD	01/18/13	25,432	432
	RUB/USD	01/22/13	50,501	501

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG (London) (continued)	USD/CAD	01/10/13	$249,846	$55
	USD/CAD	03/20/13	102,771	281
	USD/GBP	03/20/13	50,345	73
	USD/NZD	03/20/13	49,329	130
Westpac Banking Corp.	NZD/AUD	03/20/13	99,107	39
	SEK/USD	01/31/13	222,187	5,187
	TWD/USD	02/04/13	300,714	714
	USD/AUD	03/20/13	99,106	739

TOTAL				$109,558

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/CZK	03/20/13	$98,216	$(617)
	HUF/USD	03/20/13	19,587	(413)
	USD/MXN	06/27/13	112,325	(339)
	USD/PLN	03/20/13	125,283	(3,994)
Barclays Bank PLC	CNY/USD	02/05/13	298,581	(1,419)
	EUR/SEK	03/20/13	102,638	(929)
	IDR/USD	02/20/13	97,530	(1,479)
	INR/USD	02/04/13	326,610	(1,390)
	JPY/USD	03/21/13	50,710	(290)
	MYR/USD	01/17/13	138,259	(741)
	USD/CHF	03/20/13	658,072	(12,259)
	USD/INR	01/29/13	50,890	(390)
	USD/MYR	01/29/13	98,673	(673)
	USD/PHP	01/18/13	47,061	(61)
	USD/ZAR	02/08/13	50,385	(1,890)
Citibank NA	JPY/USD	03/21/13	146,554	(4,446)
	MXN/USD	03/20/13	24,814	(186)
	MYR/USD	02/04/13	643,663	(3,337)
	USD/CHF	01/15/13	215,249	(2,444)
	USD/EUR	02/08/13	126,758	(161)
	USD/GBP	01/09/13	461,382	(4,829)
	USD/MYR	01/29/13	45,044	(44)
	USD/NOK	03/20/13	22,506	(506)
	USD/PHP	02/04/13	101,460	(460)
	USD/RUB	01/10/13	50,677	(677)
	USD/RUB	01/14/13	50,391	(391)
Credit Suisse International (London)	BRL/USD	01/31/13	51,071	(54)
	MXN/USD	03/20/13	117,787	(1,213)
	USD/RUB	01/18/13	25,332	(332)
Deutsche Bank AG (London)	EUR/NOK	03/20/13	323,204	(246)
	EUR/SEK	03/20/13	93,030	(694)
	EUR/USD	03/20/13	50,194	(65)
	HUF/EUR	03/20/13	75,291	(1,280)
	ILS/USD	03/20/13	24,972	(28)
	JPY/USD	03/21/13	172,850	(3,150)
	MXN/USD	03/20/13	476,507	(6,236)
	USD/KRW	02/04/13	50,519	(519)
	USD/MXN	03/20/13	51,229	(305)
	USD/TRY	03/20/13	125,513	(751)
Morgan Stanley Capital Services, Inc.	EUR/USD	03/20/13	50,194	(78)
	TRY/USD	03/11/13	53,184	(67)
	TRY/USD	03/20/13	49,899	(101)
Royal Bank of Canada	AUD/USD	02/07/13	10,531	(104)
	CAD/USD	01/10/13	312,743	(257)
	CAD/USD	03/20/13	21,862	(138)
	USD/DKK	01/22/13	83,373	(817)
State Street Bank	JPY/USD	01/23/13	292,135	(15,206)
	MXN/USD	03/20/13	24,643	(357)
	NZD/USD	03/20/13	46,239	(164)
	USD/MXN	01/25/13	425,073	(997)
	USD/MXN	03/20/13	25,434	(184)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG (London)	EUR/SEK	03/20/13	$50,494	$(300)
	IDR/USD	11/29/13	208,618	(3,382)
	JPY/USD	03/21/13	15,590	(410)
	RUB/USD	01/31/13	49,959	(41)
	USD/BRL	01/07/13	103,343	(3,344)
	USD/BRL	01/31/13	50,616	(616)
	USD/RUB	01/14/13	50,448	(448)
	USD/RUB	01/17/13	53,895	(895)
	USD/SEK	01/31/13	201,336	(3,859)
Westpac Banking Corp.	AUD/USD	03/20/13	66,508	(473)
	HKD/USD	01/24/13	196,990	(10)
	PHP/USD	02/04/13	374,237	(1,763)
	SGD/USD	01/29/13	109,907	(93)

TOTAL				$(93,342)

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Japan 10 Year Government Bonds	(1)	March 2013	$(1,658,106)	$11,538
Ultra Long U.S. Treasury Bonds	(1)	March 2013	(162,594)	3,342
10 Year German Euro-Bund	(1)	March 2013	(192,237)	(701)
5 Year U.S. Treasury Notes	8	March 2013	995,313	2,282
10 Year U.S. Treasury Notes	(3)	March 2013	(398,344)	323
30 Year U.S. Treasury Bonds	(4)	March 2013	(590,000)	5,958

TOTAL				$22,742

SWAP CONTRACTS — At December 31, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional
	Amount	Termination	Payments	Payments	Unrealized
Counterparty	(000s)	Date	Received	Made	Gain (Loss)*

Barclays Bank PLC	BRL 2,510	01/02/17	8.530%	1 month Brazilian Interbank Deposit Average	$4,289

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) of the swap contracts is equal to their market value.

NON-DELIVERABLE BOND FORWARD CONTRACTS*

Counterparty	Notional Amount (000s)	Reference Obligation	Settlement Date	Unrealized Gain (Loss)

Bank of America Securities LLC	COP 225,000	Titulos de Tesoreria 10.000% 07/24/24	01/16/13	$ 3,543

*	Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

TAX INFORMATION — At December 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,808,912

Gross unrealized gain	94,160
Gross unrealized loss	(69,109)

Net unrealized security gain	$25,051

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Organization — The Goldman Sachs World Bond Fund commenced operations on September 28, 2012.

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management LP (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of the securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby the Funds sell mortgage-backed securities and simultaneously contract within the same counterparty to repurchase similar securities on a specified future date. During the settlement period, the Funds will not be entitled to accrue interest and receive principal payments on the securities sold.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). Investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. Structured Notes — The value of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2012:

CORE FIXED INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$486,080,002	$—
Mortgage-Backed Obligations	—	752,711,114	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	143,068,152	85,002,557	—
Asset-Backed Securities	—	26,142,680	—
Foreign Debt Obligations	—	15,082,335	—
Municipal Debt Obligations	—	9,325,373	—
Government Guarantee Obligations	—	50,305,007	—
Common Stock and/or Other Equity Investments	—	1,921,095	—
Short-term Investments	—	196,700,000	—
Total	$143,068,152	$1,623,270,163	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(92,517,262)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$2,016,971	$—
Forward Foreign Currency Exchange Contracts(a)	—	1,231,736	—
Futures Contracts(a)	1,395,441	—	—
Interest Rate Swap Contracts(a)	—	1,492,315	—
Credit Default Swap Contracts(a)	—	773,519	—
Total	$1,395,441	$5,514,541	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(948,441)	$—
Futures Contracts	(2,210,322)	—	—
Interest Rate Swap Contracts	—	(250,742)	—
Credit Default Swap Contracts	—	(418,644)	—
Total	$(2,210,322)	$(1,617,827)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE PLUS FIXED INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$122,473,884	$—
Mortgage-Backed Obligations	—	178,624,674	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	—	6,538,970	—
Asset-Backed Securities	—	34,947,129	—
Foreign Debt Obligations	—	7,834,317	—
Structured Notes	—	5,010,049	—
Municipal Debt Obligations	—	2,096,970	—
Government Guarantee Obligations	—	3,815,073	—
Common Stock and/or Other Equity Investments	—	145,819	—
Short-term Investments	—	57,400,000	—
Total	$—	$418,886,885	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(13,669,999)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$1,799,285	$—
Forward Foreign Currency Exchange Contracts(a)	—	415,510	—
Futures Contracts(a)	575,457	—	—
Interest Rate Swap Contracts(a)	—	666,103	—
Credit Default Swap Contracts(a)	—	145,613	—
Total	$575,457	$3,026,511	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(412,167)	$—
Futures Contracts	(480,142)	—	—
Interest Rate Swap Contracts	—	(268,032)	—
Credit Default Swap Contracts	—	(80,266)	—
Total	$(480,142)	$(760,465)	$—

GLOBAL INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$125,606,551	$67,029,278	$—
Corporate Obligations	—	199,495,813	—
Foreign Debt Obligations	—	10,707,395	—
Asset-Backed Securities	—	22,319,956	—
Mortgage-Backed Obligations	—	89,288,870	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies		835,867
Government Guarantee Obligations	—	21,827,832	—
Structured Notes	—	3,602,589	—
Short-term Investments	—	1,721,405	—
Total	$125,606,551	$416,829,005	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL INCOME (continued)
Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$1,448,158	$—
Forward Foreign Currency Exchange Contracts(a)	—	5,645,482	—
Futures Contracts(a)	1,111,561	—	—
Interest Rate Swap Contracts(a)	—	2,223,631	—
Credit Default Swap Contracts(a)	—	391,427	—
Total	$1,111,561	$9,708,698	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,741,057)	$—
Futures Contracts	(53,149)	—	—
Interest Rate Swap Contracts	—	(1,059,186)	—
Credit Default Swap Contracts	—	(267,724)	—
Total	$(53,149)	$(4,067,967)	$—

STRATEGIC INCOME
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$746,222,111	$—
Mortgage-Backed Obligations	—	1,080,256,259	—
Asset-Backed Securities	—	269,473,138	—
Foreign Debt Obligations	—	138,648,986	—
Structured Notes	—	66,508,415	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	45,539,154	—	—
Senior Term Loans	—	173,055,647	—
Common Stock and/or Other Equity Investments	—	1,421,734	—
Short-term Investments	—	143,145,836	—
Total	$45,539,154	$2,618,732,126	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(139,919,607)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$22,420,712	$—
Forward Foreign Currency Exchange Contracts(a)	—	12,096,014	—
Futures Contracts(a)	2,914,336	—	—
Interest Rate Swap Contracts(a)	—	27,183,928	—
Credit Default Swap Contracts(a)	—	642,331	—
Total Return Swap Contracts(a)	—	746,500	—
Total	$2,914,336	$63,089,485	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(10,829,212)	$—
Futures Contracts(a)	(557,759)	—	—
Interest Rate Swap Contracts(a)	—	(14,256,374)	—
Credit Default Swap Contracts(a)	—	(562,347)	—
Total Return Swap Contracts(a)	—	(482,260)	—
Written Options Contracts	—	(1,021,881)
Total	$(557,759)	$(27,152,074)	$—

WORLD BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$3,597,425	$2,832,083	$—
Structured Notes	—	528,830	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	4,475,625	—	—
Short-term Investments	—	400,000	—
Total	$8,073,050	$3,760,913	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

WORLD BOND (continued)
Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$109,558	$—
Futures Contracts	23,443	—	—
Interest Rate Swap Contracts	—	4,289	—
Non-Deliverable Bond Forward Contracts	—	3,543	—
Total	$23,443	$117,390	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(93,342)	$—
Futures Contracts	(701)	—	—
Total	$(701)	$(93,342)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Core Fixed Income	$196,700,000	$196,702,415	$201,238,362
Core Plus Fixed Income	57,400,000	57,400,705	58,724,362
Strategic Income	121,900,000	121,901,497	124,712,539
World Bond	400,000	400,005	409,229

REPURCHASE AGREEMENTS — At December 31, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Core Fixed Income	Core Plus Fixed Income	Strategic Income	World Bond
BNP Paribas Securities Co.	0.220%	$95,583,869	$27,892,802	$59,235,759	$194,375
Credit Suisse Securities LLC	0.200	34,893,094	10,182,326	21,624,139	70,957
Deutsche Bank Securities, Inc.	0.250	5,860,446	1,710,166	3,631,867	11,918
JPMorgan Securities LLC	0.250	25,199,917	7,353,712	15,617,030	51,245
Wells Fargo Securities LLC	0.220	35,162,674	10,260,994	21,791,205	71,505
TOTAL		$196,700,000	$57,400,000	$121,900,000	$400,000

At December 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal National Mortgage Association	3.000 to 6.000%	11/01/25 to 01/01/43
Government National Mortgage Association	3.000 to 4.500	01/15/41 to 11/15/42
U.S. Treasury Notes	0.250 to 4.000	03/15/13 to 05/31/18

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Funds are non-diversified and are permitted to invest more of their assets in fewer issuers than “diversified” mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 25, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date February 25, 2013

*	Print the name and title of each signing officer under his or her signature.